Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (6.6%)
	BHP Group Ltd.	40,381,822	1,134,359
	Commonwealth Bank of Australia	13,536,075	864,631
	CSL Ltd.	3,864,596	622,598
	National Australia Bank Ltd.	25,188,332	467,605
	ANZ Group Holdings Ltd.	24,101,164	395,299
	Westpac Banking Corp.	28,006,604	378,581
	Woodside Energy Group Ltd.	15,168,767	352,690
	Macquarie Group Ltd.	2,916,088	312,278
	Wesfarmers Ltd.	9,083,707	307,429
	Woolworths Group Ltd.	9,775,303	234,033
	Rio Tinto Ltd.	2,979,899	214,934
	Goodman Group	14,810,127	202,985
	Transurban Group	24,712,576	200,806
	Fortescue Metals Group Ltd.	12,761,465	169,639
	Aristocrat Leisure Ltd.	5,262,673	137,495
	QBE Insurance Group Ltd.	11,964,417	119,850
	Santos Ltd.	23,641,913	119,180
	Newcrest Mining Ltd. (XASX)	7,174,305	113,042
	Amcor plc GDR	11,612,548	105,902
	Coles Group Ltd.	10,430,980	104,110
	Brambles Ltd.	11,162,912	102,548
*	James Hardie Industries plc GDR	3,531,604	92,363
	Suncorp Group Ltd.	10,166,228	90,577
	Cochlear Ltd.	514,805	84,316
	Telstra Group Ltd.	32,430,094	80,123
	Computershare Ltd. (XASX)	4,800,970	80,006
	South32 Ltd.	36,619,657	79,069
	Origin Energy Ltd.	13,784,971	77,622
*	Xero Ltd.	1,025,763	73,771
	Insurance Australia Group Ltd.	19,674,199	71,369
	Sonic Healthcare Ltd.	3,591,549	68,580
	Scentre Group	41,569,857	65,321
	Pilbara Minerals Ltd.	23,078,562	62,963
	Northern Star Resources Ltd.	9,015,574	59,866
	Mineral Resources Ltd.	1,368,911	58,783
	ASX Ltd.	1,554,695	56,868
	Lottery Corp. Ltd.	17,831,894	53,888
	APA Group	10,118,786	53,830
	WiseTech Global Ltd.	1,293,302	53,685
	carsales.com Ltd.	2,888,985	51,754
	Medibank Pvt Ltd.	22,125,411	48,834
	Stockland	19,199,390	48,052

		Shares	Market Value ($000)
	Ramsay Health Care Ltd.	1,404,986	46,632
	Treasury Wine Estates Ltd.	5,798,332	45,787
	BlueScope Steel Ltd.	3,660,658	45,332
	Washington H Soul Pattinson & Co. Ltd.	2,131,843	44,472
	Mirvac Group	31,722,688	43,117
	Ampol Ltd.	1,910,458	41,247
	Atlas Arteria Ltd.	11,630,282	41,180
	Dexus	8,621,275	40,188
	REA Group Ltd.	405,652	40,063
	IGO Ltd.	4,981,971	39,980
	SEEK Ltd.	2,802,192	39,587
	GPT Group	15,398,951	38,347
	Endeavour Group Ltd.	10,933,492	36,915
	Orica Ltd.	3,635,354	36,247
*	Allkem Ltd.	4,679,290	34,989
	Worley Ltd.	3,020,807	33,540
	Vicinity Ltd.	30,357,152	32,900
	AGL Energy Ltd.	4,786,489	32,879
*	NEXTDC Ltd.	4,117,612	32,580
*	Lynas Rare Earths Ltd.	7,469,160	32,257
	Aurizon Holdings Ltd.	14,205,663	31,763
	Incitec Pivot Ltd.	15,605,621	31,270
	IDP Education Ltd.	2,228,505	30,498
	Steadfast Group Ltd.	8,195,283	29,601
	Evolution Mining Ltd.	13,809,745	28,829
	ALS Ltd.	3,892,052	28,587
	Cleanaway Waste Management Ltd.	17,970,364	27,988
	Altium Ltd.	944,610	26,079
	Bendigo & Adelaide Bank Ltd.	4,548,226	25,944
*,1	Liontown Resources Ltd.	13,838,844	25,935
	JB Hi-Fi Ltd.	878,880	25,528
	Whitehaven Coal Ltd.	5,615,271	25,467
	Lendlease Corp. Ltd.	5,540,707	25,410
	Qube Holdings Ltd.	13,498,428	24,794
	Charter Hall Group	3,762,933	22,736
	Seven Group Holdings Ltd.	1,140,361	22,714
*	Qantas Airways Ltd.	6,797,736	22,504
	Technology One Ltd.	2,232,100	22,135
	Reece Ltd.	1,715,187	20,416
[1]	Bank of Queensland Ltd.	5,230,714	19,197
	Orora Ltd.	10,746,488	18,905
	Metcash Ltd.	7,745,119	18,751
	nib holdings Ltd.	3,879,745	18,466
	AMP Ltd.	22,421,707	17,996
	Pro Medicus Ltd.	335,927	17,925
	New Hope Corp. Ltd.	4,269,189	17,322
	Domino's Pizza Enterprises Ltd.	501,770	17,038
[2]	Viva Energy Group Ltd.	8,821,876	16,908
	Iluka Resources Ltd.	3,392,236	16,567
*	Paladin Energy Ltd.	23,518,678	16,428
[1]	Breville Group Ltd.	1,147,717	16,121
	Reliance Worldwide Corp. Ltd.	6,338,464	15,752
[1]	Flight Centre Travel Group Ltd.	1,256,302	15,553
	Nine Entertainment Co. Holdings Ltd.	11,718,024	15,342
	Champion Iron Ltd.	3,698,133	14,757
	Challenger Ltd.	3,585,251	14,694
	Beach Energy Ltd.	14,040,243	14,653
	Ansell Ltd.	1,023,015	14,505

		Shares	Market Value ($000)
	Downer EDI Ltd.	5,407,477	14,253
*	Sandfire Resources Ltd.	3,633,173	14,155
	CSR Ltd.	3,886,289	14,006
	AUB Group Ltd.	739,936	13,805
	National Storage REIT	9,896,245	13,771
	Eagers Automotive Ltd.	1,543,837	13,736
*	Webjet Ltd.	3,006,883	12,962
	Alumina Ltd.	20,386,078	12,400
[1]	ARB Corp. Ltd.	615,509	12,297
	Perpetual Ltd.	897,361	12,017
	Region RE Ltd.	9,201,369	11,879
[1]	Harvey Norman Holdings Ltd.	4,726,373	11,711
	Bapcor Ltd.	2,691,444	11,709
	Perseus Mining Ltd.	10,834,248	11,312
	Charter Hall Long Wale REIT	5,371,595	11,053
	Tabcorp Holdings Ltd.	18,260,739	11,004
	Sims Ltd.	1,275,047	10,968
	Deterra Royalties Ltd.	3,463,350	10,586
	Premier Investments Ltd.	653,814	10,429
	HomeCo Daily Needs REIT	14,045,350	10,374
	TPG Telecom Ltd.	2,956,249	10,345
	Super Retail Group Ltd.	1,298,257	9,921
[1]	Corporate Travel Management Ltd.	911,734	9,803
*	Telix Pharmaceuticals Ltd.	1,331,831	9,719
	HUB24 Ltd.	455,956	9,484
	InvoCare Ltd.	1,162,005	9,382
	Nufarm Ltd.	3,022,430	9,157
*	Megaport Ltd.	1,216,162	9,133
	Gold Road Resources Ltd.	8,588,576	8,823
	Ventia Services Group Pty. Ltd.	4,768,378	8,630
	GUD Holdings Ltd.	1,137,440	8,554
	BWP Trust	3,950,730	8,471
*	Boss Energy Ltd.	2,728,230	8,445
	Centuria Industrial REIT	4,300,263	8,271
	GrainCorp Ltd. Class A	1,793,500	8,104
	Insignia Financial Ltd.	5,169,577	7,974
	Charter Hall Retail REIT	3,974,744	7,972
	Ramelius Resources Ltd.	8,717,057	7,939
	Ingenia Communities Group	2,963,209	7,929
	Waypoint REIT Ltd.	5,423,055	7,801
	Lifestyle Communities Ltd.	748,106	7,723
*	PEXA Group Ltd.	1,047,890	7,635
	Brickworks Ltd.	474,785	7,586
*	Boral Ltd.	2,660,936	7,571
*	Bellevue Gold Ltd.	8,562,399	7,534
*,2	Life360 Inc. GDR	1,397,430	7,417
*,1,3	De Grey Mining Ltd.	10,375,402	7,358
[2]	Coronado Global Resources Inc. GDR	5,866,951	7,281
	Costa Group Holdings Ltd.	3,532,660	7,086
*	Genesis Minerals Ltd.	7,765,849	6,888
*	Karoon Energy Ltd.	4,104,260	6,876
*	United Malt Group Ltd.	2,158,474	6,842
	IPH Ltd.	1,399,710	6,628
	Nickel Industries Ltd.	13,898,004	6,627
*	Capricorn Metals Ltd.	2,466,511	6,449
	Monadelphous Group Ltd.	712,064	6,422
	Netwealth Group Ltd.	661,869	6,383
	Magellan Financial Group Ltd.	1,083,860	6,378

		Shares	Market Value ($000)
	Johns Lyng Group Ltd.	1,483,669	6,194
	Healius Ltd.	4,181,524	6,162
*,1	Neuren Pharmaceuticals Ltd.	864,364	6,133
	EVT Ltd.	845,880	5,945
	NRW Holdings Ltd.	3,424,301	5,929
	HMC Capital Ltd.	1,956,036	5,888
	Credit Corp. Group Ltd.	467,990	5,784
	Kelsian Group Ltd.	1,584,089	5,783
	Arena REIT	2,639,979	5,667
	Helia Group Ltd.	2,524,934	5,655
	IRESS Ltd.	1,480,511	5,507
	Data#3 Ltd.	1,173,086	5,318
	Lovisa Holdings Ltd.	424,926	5,245
	Collins Foods Ltd.	852,451	5,213
	Regis Resources Ltd.	5,482,206	5,173
*	Nanosonics Ltd.	1,899,793	5,118
*,1	Strike Energy Ltd.	19,599,045	5,092
*,1	SiteMinder Ltd.	1,698,754	5,036
	Centuria Capital Group	5,799,984	5,035
	Codan Ltd.	989,600	5,006
	Domain Holdings Australia Ltd.	1,961,568	4,999
	McMillan Shakespeare Ltd.	471,906	4,876
	Adbri Ltd.	3,655,186	4,747
	Elders Ltd.	1,260,168	4,661
*	Stanmore Resources Ltd.	1,964,207	4,648
	Hansen Technologies Ltd.	1,361,527	4,617
*	Red 5 Ltd.	27,270,117	4,590
*	Audinate Group Ltd.	522,666	4,532
*	Star Entertainment Group Ltd.	11,637,261	4,530
*	Perenti Ltd.	6,543,150	4,524
[1]	Yancoal Australia Ltd.	1,347,786	4,463
	G8 Education Ltd.	6,532,462	4,456
[1]	GQG Partners Inc. GDR	5,015,111	4,423
	Pinnacle Investment Management Group Ltd.	767,061	4,408
	Charter Hall Social Infrastructure REIT	2,732,669	4,396
	Jumbo Interactive Ltd.	423,379	4,214
*	Chalice Mining Ltd.	2,777,185	4,091
*	Macquarie Technology Group Ltd.	100,282	4,086
*,1	PolyNovo Ltd.	4,891,939	4,077
	Imdex Ltd.	4,022,804	4,006
*	West African Resources Ltd.	8,034,083	3,927
	Bega Cheese Ltd.	2,406,826	3,881
*,1	Sayona Mining Ltd.	64,576,292	3,827
*	Resolute Mining Ltd.	17,338,696	3,808
*,1	Core Lithium Ltd.	14,541,871	3,747
*	Aussie Broadband Ltd.	1,414,804	3,721
*	Silver Lake Resources Ltd.	6,872,683	3,680
	Estia Health Ltd.	1,876,083	3,673
	SmartGroup Corp. Ltd.	675,412	3,581
*	Fleetpartners Group Ltd.	2,034,352	3,568
	Vulcan Steel Ltd.	740,259	3,492
	Platinum Asset Management Ltd.	4,186,543	3,480
	PWR Holdings Ltd.	486,676	3,430
	Link Administration Holdings Ltd.	3,876,288	3,418
*	Westgold Resources Ltd.	3,155,793	3,396
*,1	Temple & Webster Group Ltd.	882,572	3,391
	Rural Funds Group	2,992,728	3,390
*	Silex Systems Ltd.	1,510,095	3,376

		Shares	Market Value ($000)
[1]	HealthCo REIT	3,568,475	3,327
	Accent Group Ltd.	2,576,925	3,229
	oOh!media Ltd.	3,477,600	3,150
	Austal Ltd.	2,576,033	3,109
	Inghams Group Ltd.	1,453,779	3,090
	Sigma Healthcare Ltd.	6,837,046	3,028
	Growthpoint Properties Australia Ltd.	2,114,075	2,983
*	Cettire Ltd.	1,612,355	2,959
	Dexus Industria REIT	1,797,361	2,956
	Infomedia Ltd.	2,859,293	2,900
*	Abacus Storage King	4,282,758	2,864
*,1	Weebit Nano Ltd.	1,397,709	2,837
[1]	Clinuvel Pharmaceuticals Ltd.	300,118	2,832
*,1	Latin Resources Ltd.	18,001,577	2,826
	Centuria Office REIT	3,850,451	2,813
	Nick Scali Ltd.	391,260	2,775
[1]	APM Human Services International Ltd.	2,346,756	2,766
*	Alpha HPA Ltd.	5,562,815	2,759
	Abacus Group	4,025,443	2,705
*	Judo Capital Holdings Ltd.	4,179,950	2,678
	Hotel Property Investments Ltd.	1,523,451	2,667
	Service Stream Ltd.	4,438,308	2,646
	Cromwell Property Group	10,902,405	2,580
	Dicker Data Ltd.	412,292	2,555
	Australian Ethical Investment Ltd.	918,810	2,548
[1]	Select Harvests Ltd.	985,337	2,538
*,3	Leo Lithium Ltd.	7,547,085	2,450
	Integral Diagnostics Ltd.	1,303,918	2,408
*,1	ioneer Ltd.	16,526,891	2,374
	GWA Group Ltd.	1,983,048	2,344
	Myer Holdings Ltd.	6,407,008	2,342
*,3	AVZ Minerals Ltd.	18,520,485	2,322
*	Omni Bridgeway Ltd.	2,018,839	2,320
*	Arafura Rare Earths Ltd.	13,678,880	2,271
*	Tyro Payments Ltd.	2,593,788	2,245
*,1	Calix Ltd.	1,214,774	2,194
*	EML Payments Ltd.	2,593,475	1,953
*	Australian Agricultural Co. Ltd.	2,344,991	1,940
*	OFX Group Ltd.	1,724,162	1,919
*	Kogan.com Ltd.	547,988	1,846
[1]	Australian Clinical Labs Ltd.	1,001,538	1,832
[1]	Regis Healthcare Ltd.	1,027,791	1,783
*,1	Vulcan Energy Resources Ltd.	947,699	1,747
	MyState Ltd.	843,776	1,674
*,1	Tietto Minerals Ltd.	7,797,969	1,668
*,1	Syrah Resources Ltd.	5,057,461	1,639
*	Mount Gibson Iron Ltd.	5,773,933	1,623
	Emeco Holdings Ltd.	3,941,779	1,589
*	Cooper Energy Ltd.	20,475,611	1,575
*,1	Carnarvon Energy Ltd.	14,823,690	1,521
*,1	Mesoblast Ltd.	6,054,933	1,488
*	Seven West Media Ltd.	7,289,604	1,473
*,1	Fineos Corp. Ltd. GDR	1,133,495	1,454
*	Nuix Ltd.	1,599,437	1,454
	Australian Finance Group Ltd.	1,536,988	1,436
*	Alkane Resources Ltd.	3,673,294	1,425
*	Praemium Ltd.	3,716,078	1,418
*	Imugene Ltd.	47,962,022	1,410

		Shares	Market Value ($000)
*,1	Superloop Ltd.	3,218,749	1,374
	Mayne Pharma Group Ltd.	657,999	1,370
*	Bravura Solutions Ltd.	2,834,682	1,350
	Cedar Woods Properties Ltd.	460,080	1,346
*,1	29Metals Ltd.	3,013,058	1,332
[1]	Baby Bunting Group Ltd.	980,042	1,329
	SG Fleet Group Ltd.	824,704	1,302
*,1	Lake Resources NL	10,707,296	1,228
	GDI Property Group Partnership	3,577,001	1,227
*,1	Argosy Minerals Ltd.	9,847,470	1,222
	Navigator Global Investments Ltd.	1,329,992	1,144
*	Ardent Leisure Group Ltd.	3,804,783	1,144
*	Opthea Ltd.	4,679,803	990
	Jupiter Mines Ltd.	7,668,459	958
*,1	Zip Co. Ltd.	5,535,072	956
*,1	Novonix Ltd.	1,768,371	929
[1]	Southern Cross Media Group Ltd.	1,891,003	921
	Solvar Ltd.	1,338,328	894
*,1	Neometals Ltd.	3,746,652	886
*,1	Australian Strategic Materials Ltd.	911,613	852
*,1	BrainChip Holdings Ltd.	6,871,365	836
*,1	Appen Ltd.	1,051,414	832
*	Aurelia Metals Ltd.	14,557,973	825
[1]	PointsBet Holdings Ltd.	1,642,457	825
*,1	Paradigm Biopharmaceuticals Ltd.	1,947,877	769
[1]	Humm Group Ltd.	2,670,191	756
	St Barbara Ltd.	6,363,871	711
	Pact Group Holdings Ltd.	1,420,127	632
*,1	Bubs Australia Ltd.	5,079,742	537
*,1	Jervois Global Ltd.	20,431,993	458
*	Incannex Healthcare Ltd.	10,187,172	447
*,3	Firefinch Ltd.	8,031,301	310
*,1	Andromeda Metals Ltd.	21,412,926	289
			10,641,170
Austria (0.3%)
	Erste Group Bank AG	2,463,624	85,086
	OMV AG	1,140,995	54,499
	Verbund AG	530,560	43,162
[2]	BAWAG Group AG	643,858	29,428
	ANDRITZ AG	554,551	27,945
	voestalpine AG	888,326	24,185
	Wienerberger AG	855,241	21,647
*	Raiffeisen Bank International AG	1,035,211	15,083
	CA Immobilien Anlagen AG	329,647	10,916
[1]	Mayr Melnhof Karton AG	68,710	9,267
[1]	Oesterreichische Post AG	265,896	8,724
	Vienna Insurance Group AG Wiener Versicherung Gruppe	311,942	8,695
	EVN AG	292,469	7,817
	Telekom Austria AG	1,094,645	7,636
	UNIQA Insurance Group AG	917,496	7,420
*	Lenzing AG	152,794	6,262
[1]	AT&S Austria Technologie & Systemtechnik AG	202,757	5,988
	DO & CO AG	54,512	5,977
	Schoeller-Bleckmann Oilfield Equipment AG	85,863	5,057
*	IMMOFINANZ AG	258,234	5,014
	Strabag SE	97,707	3,855
	Palfinger AG	109,397	2,580
	Flughafen Wien AG	42,308	2,136

		Shares	Market Value ($000)
	Agrana Beteiligungs AG	84,876	1,379
	Porr AG	98,955	1,226
*	Eurotelesites AG	273,661	1,198
*	S IMMO AG (XWBO)	41,656	563
			402,745
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,943,313	384,911
*	Argenx SE	465,224	227,414
	KBC Group NV	1,972,483	122,800
	UCB SA	972,464	79,654
	Solvay SA	557,911	61,654
	Groupe Bruxelles Lambert NV	789,493	58,746
	Ageas SA	1,322,346	54,463
	Umicore SA	1,644,491	38,936
	Warehouses De Pauw CVA	1,275,330	31,518
	D'ieteren Group	179,688	30,294
	Elia Group SA	301,744	29,529
	Sofina SA	137,449	27,780
	Ackermans & van Haaren NV	178,005	26,898
	Lotus Bakeries NV	3,219	26,154
	Aedifica SA	378,022	21,485
	Cofinimmo SA	267,435	18,335
	Etablissements Franz Colruyt NV	390,973	16,901
	Melexis NV	160,728	13,833
	Euronav NV	850,651	13,790
	Bekaert SA	285,481	12,781
	KBC Ancora	279,165	11,383
	Barco NV	568,068	11,022
	Proximus SADP	1,107,238	8,996
	Montea NV	116,705	8,287
	Shurgard Self Storage Ltd. (XBRU)	203,465	8,055
	Fagron	465,313	7,913
	VGP NV	80,923	7,507
	Xior Student Housing NV	249,518	7,136
	Gimv NV	161,143	7,036
	Deme Group NV	55,516	6,090
	Retail Estates NV	97,415	5,830
	Kinepolis Group NV	111,662	5,554
	Tessenderlo Group SA	186,422	5,372
	bpost SA	803,846	4,401
*	Ontex Group NV	509,156	3,735
*	AGFA-Gevaert NV	972,016	1,877
	Van de Velde NV	46,265	1,616
	Wereldhave Belgium Comm VA	20,290	986
	Econocom Group SA	67,510	178
			1,410,850
Canada (9.5%)
	Royal Bank of Canada	11,121,182	971,901
	Toronto-Dominion Bank	14,591,486	879,088
[1]	Enbridge Inc.	16,956,633	562,412
	Canadian Natural Resources Ltd.	8,578,862	554,807
	Canadian Pacific Kansas City Ltd.	7,452,243	553,932
	Canadian National Railway Co.	4,673,203	506,079
*	Shopify Inc. Class A	8,983,225	490,349
	Bank of Montreal	5,695,047	480,426
[1]	Bank of Nova Scotia	9,563,156	428,643
	Brookfield Corp.	12,050,881	376,809

		Shares	Market Value ($000)
	Suncor Energy Inc.	10,612,543	364,964
	Constellation Software Inc.	153,151	316,176
	Alimentation Couche-Tard Inc.	6,019,332	305,697
[1]	TC Energy Corp.	8,260,171	284,066
	Waste Connections Inc.	2,060,802	276,701
	Manulife Financial Corp.	14,962,538	273,418
[1]	Canadian Imperial Bank of Commerce	7,079,992	273,296
	Nutrien Ltd.	4,012,413	247,790
[1]	Cenovus Energy Inc.	11,143,292	232,013
	Sun Life Financial Inc.	4,699,596	229,297
	Intact Financial Corp.	1,411,121	205,728
	Franco-Nevada Corp.	1,527,517	203,928
[1]	National Bank of Canada	2,694,229	178,981
*	CGI Inc.	1,694,197	166,994
	Agnico Eagle Mines Ltd.	3,673,366	166,921
	Restaurant Brands International Inc.	2,469,776	164,470
	Teck Resources Ltd. Class B	3,589,587	154,498
	Thomson Reuters Corp.	1,258,271	153,929
	Barrick Gold Corp.	10,514,390	152,733
	Dollarama Inc.	2,181,637	150,309
[1]	Fortis Inc. (XTSE)	3,885,656	147,588
	Wheaton Precious Metals Corp.	3,623,495	147,047
	Fairfax Financial Holdings Ltd.	173,308	141,475
	Cameco Corp.	3,467,429	137,574
	WSP Global Inc.	941,069	132,820
[1]	Pembina Pipeline Corp.	4,412,686	132,681
[1]	Tourmaline Oil Corp.	2,297,846	115,632
	Magna International Inc.	2,136,296	114,486
[1]	Power Corp. of Canada	4,314,571	109,846
	First Quantum Minerals Ltd.	4,460,391	105,381
	Loblaw Cos. Ltd.	1,230,908	104,581
	Metro Inc.	1,869,122	97,072
[1]	BCE Inc.	2,435,008	92,954
	RB Global Inc.	1,451,170	90,858
	Imperial Oil Ltd.	1,425,416	87,797
	TFI International Inc.	661,256	84,925
[1]	ARC Resources Ltd.	4,951,836	79,040
[1]	Emera Inc.	2,178,236	76,048
	Open Text Corp.	2,149,246	75,431
	Brookfield Asset Management Ltd. Class A	2,172,572	72,395
[1,2]	Hydro One Ltd.	2,534,069	64,515
	Great-West Lifeco Inc.	2,180,855	62,395
	TELUS Corp.	3,819,974	62,380
	George Weston Ltd.	540,607	59,953
	Stantec Inc.	891,832	57,866
*	CAE Inc.	2,364,850	55,210
	Toromont Industries Ltd.	648,659	52,829
	iA Financial Corp. Inc.	836,408	52,466
	Barrick Gold Corp. (XLON)	3,561,990	51,471
	GFL Environmental Inc.	1,583,494	50,282
*	Descartes Systems Group Inc.	677,882	49,754
	TMX Group Ltd.	2,218,764	47,683
	SNC-Lavalin Group Inc.	1,407,105	46,940
	Canadian Tire Corp. Ltd. Class A	423,037	45,488
[1]	Element Fleet Management Corp.	3,156,466	45,293
	West Fraser Timber Co. Ltd.	619,525	44,978
	Kinross Gold Corp.	9,847,381	44,878
[1]	FirstService Corp.	308,236	44,834

		Shares	Market Value ($000)
*	MEG Energy Corp.	2,290,076	44,562
[1]	Canadian Apartment Properties REIT	1,333,684	44,265
[1]	Keyera Corp.	1,829,561	42,956
[1]	AltaGas Ltd.	2,233,887	42,844
[1]	Pan American Silver Corp.	2,888,682	41,812
	Saputo Inc.	1,955,443	40,887
	Lundin Mining Corp.	5,465,145	40,760
	Gildan Activewear Inc.	1,420,372	39,811
*,1	Ivanhoe Mines Ltd. Class A	4,518,209	38,720
	Finning International Inc.	1,213,084	35,779
	Alamos Gold Inc. Class A	3,136,160	35,373
[1]	Brookfield Infrastructure Corp. Class A	950,251	33,595
[1]	Crescent Point Energy Corp.	4,008,069	33,227
[1]	Northland Power Inc.	2,008,432	32,709
[1]	Algonquin Power & Utilities Corp.	5,470,438	32,382
	Onex Corp.	547,012	32,150
	Parkland Corp.	1,092,130	31,946
	RioCan REIT	2,399,200	31,919
[1]	PrairieSky Royalty Ltd.	1,699,108	31,224
	Boyd Group Services Inc.	170,819	30,376
	Enerplus Corp.	1,716,451	30,203
	B2Gold Corp.	10,286,691	29,537
*	ATS Corp.	634,464	27,046
[1]	Capital Power Corp.	938,835	26,211
	Brookfield Renewable Corp. Class A (XTSE)	1,064,049	25,468
	Granite REIT	476,574	25,291
*	Kinaxis Inc.	223,131	25,164
[1]	Baytex Energy Corp.	5,449,500	24,033
	Colliers International Group Inc.	250,938	23,898
*	Bombardier Inc. Class B	679,727	23,701
	Stella-Jones Inc.	470,041	22,605
	SSR Mining Inc.	1,643,220	21,825
	BRP Inc.	282,679	21,397
	Premium Brands Holdings Corp.	299,270	20,954
*	Bausch Health Cos. Inc.	2,535,485	20,907
*	Air Canada	1,412,536	20,155
*,1	BlackBerry Ltd.	4,238,327	20,064
*	Celestica Inc.	818,517	20,031
	Methanex Corp.	443,834	20,002
[1]	Whitecap Resources Inc.	2,347,326	19,822
[1]	Choice Properties REIT	2,060,812	19,239
[1]	Dream Industrial REIT	1,981,430	18,731
	Vermilion Energy Inc.	1,274,784	18,649
	Osisko Gold Royalties Ltd.	1,483,182	17,417
	Primo Water Corp.	1,260,763	17,414
[1]	SmartCentres REIT	1,034,925	17,342
[1]	First Capital REIT	1,694,583	16,593
	IGM Financial Inc.	653,936	16,586
[1]	Gibson Energy Inc.	1,145,630	16,388
	TransAlta Corp.	1,868,019	16,270
	Linamar Corp.	337,580	16,262
	Definity Financial Corp.	585,541	16,166
	Parex Resources Inc.	839,811	15,761
	Canadian Western Bank	752,703	15,594
*	Lightspeed Commerce Inc.	1,095,202	15,385
	Atco Ltd. Class I	594,929	15,068
*	Capstone Mining Corp.	3,506,066	14,868
[1]	Boardwalk REIT	300,207	14,767

		Shares	Market Value ($000)
[1]	H&R REIT	2,125,946	14,447
[1]	Tricon Residential Inc.	1,951,675	14,427
	Paramount Resources Ltd. Class A	607,054	14,414
	Chartwell Retirement Residences	1,893,963	14,335
	Boralex Inc. Class A	653,495	14,039
	Russel Metals Inc.	498,361	13,950
	CI Financial Corp.	1,224,049	13,932
	Allied Properties REIT	1,018,454	13,444
*,1	Lithium Americas Corp.	782,056	13,289
*	Eldorado Gold Corp.	1,469,952	13,117
*	Aritzia Inc.	711,808	12,384
	Lundin Gold Inc.	1,043,590	11,717
[1]	Topaz Energy Corp.	731,166	11,536
	Maple Leaf Foods Inc.	596,045	11,454
[1]	First Majestic Silver Corp.	2,177,582	11,158
	OceanaGold Corp.	5,614,780	10,996
[1]	Superior Plus Corp.	1,419,939	10,726
	North West Co. Inc.	378,304	9,526
	Stelco Holdings Inc.	338,221	9,345
[1]	Innergex Renewable Energy Inc.	1,228,283	9,197
*	Shopify Inc. Class A (XTSE)	165,520	9,032
	Hudbay Minerals Inc.	1,837,321	8,941
	Quebecor Inc. Class B	413,979	8,872
*	Equinox Gold Corp.	2,079,726	8,743
	Centerra Gold Inc.	1,759,684	8,602
*	IAMGOLD Corp.	3,864,693	8,337
[1]	TransAlta Renewables Inc.	867,538	7,850
	Enghouse Systems Ltd.	352,031	7,770
[1]	Primaris REIT	779,075	7,738
	Laurentian Bank of Canada	345,997	7,711
[2]	Nuvei Corp.	492,726	7,390
*,1	Ballard Power Systems Inc.	1,987,528	7,317
*	Novagold Resources Inc.	1,900,942	7,278
*	Torex Gold Resources Inc.	693,277	7,212
	Winpak Ltd.	248,975	7,081
	Mullen Group Ltd.	699,334	6,910
[1]	Cascades Inc.	759,431	6,860
[1]	NorthWest Healthcare Properties REIT	1,688,525	6,315
*	Canfor Corp.	482,533	5,993
[1]	Westshore Terminals Investment Corp.	305,773	5,671
*,1	Canada Goose Holdings Inc.	379,129	5,560
	Transcontinental Inc. Class A	584,657	4,911
[1]	Cargojet Inc.	69,188	4,587
[1]	First National Financial Corp.	135,781	3,564
	Cogeco Communications Inc.	76,544	3,543
*,1	Cronos Group Inc.	1,626,883	3,246
[1]	Dye & Durham Ltd.	251,216	2,458
			15,322,237
Denmark (2.5%)
	Novo Nordisk A/S Class B	25,108,992	2,286,205
	DSV A/S	1,422,857	265,136
*	Genmab A/S	524,078	185,550
*	Vestas Wind Systems A/S	8,075,102	172,758
	Danske Bank A/S	5,319,536	123,445
	Coloplast A/S Class B	996,952	105,494
	Carlsberg A/S Class B	765,602	96,531
[2]	Orsted A/S	1,512,606	82,291
	AP Moller - Maersk A/S Class B	40,030	72,010

		Shares	Market Value ($000)
	Pandora A/S	656,657	67,761
	Novozymes A/S Class B	1,599,132	64,341
	Tryg A/S	2,754,557	50,407
	Chr Hansen Holding A/S	823,546	50,379
	AP Moller - Maersk A/S Class A	22,255	39,385
*	Demant A/S	790,397	32,636
	Ringkjoebing Landbobank A/S	218,267	31,501
	Royal Unibrew A/S	399,701	30,869
*	Jyske Bank A/S (Registered)	369,525	26,955
*	NKT A/S	429,541	22,375
	Sydbank A/S	454,070	21,554
*	GN Store Nord A/S	1,161,661	20,886
	FLSmidth & Co. A/S	455,463	20,529
*	Zealand Pharma A/S	467,754	20,218
	ISS A/S	1,236,191	18,990
	ROCKWOOL A/S Class B	69,914	16,897
*	Ambu A/S Class B	1,450,323	15,117
	Topdanmark A/S	344,150	14,941
*	ALK-Abello A/S	1,060,082	11,889
*	Bavarian Nordic A/S	502,447	11,242
	H Lundbeck A/S	2,039,912	10,986
	Alm Brand A/S	6,850,651	10,260
*,2	Netcompany Group A/S	265,312	10,056
	D/S Norden A/S	178,782	9,930
	Spar Nord Bank A/S	634,375	9,813
	Dfds A/S	239,091	7,882
*	NTG Nordic Transport Group A/S	130,739	6,706
	Schouw & Co. A/S	100,627	6,700
[2]	Scandinavian Tobacco Group A/S	437,160	6,659
	Torm plc Class A	235,383	6,371
*	Chemometec A/S	123,293	5,849
	SimCorp A/S	48,238	5,010
	H Lundbeck A/S Shares A	448,123	2,118
			4,076,632
Finland (1.0%)
	Nordea Bank Abp (XHEL)	27,402,443	300,835
	Sampo OYJ Class A	3,817,566	165,039
	Nokia OYJ	42,247,533	158,854
	UPM-Kymmene OYJ	4,283,888	146,684
	Neste OYJ	3,340,548	113,140
	Kone OYJ Class B	2,619,336	110,379
	Stora Enso OYJ Class R	4,621,090	57,918
	Metso OYJ	5,140,428	53,907
	Elisa OYJ	1,151,245	53,387
	Wartsila OYJ Abp	3,905,739	44,267
	Fortum OYJ	3,500,937	40,601
	Kesko OYJ Class B	2,177,255	39,008
	Orion OYJ Class B	840,980	33,039
	Valmet OYJ	1,330,806	30,383
	Huhtamaki OYJ	751,458	24,705
	Konecranes OYJ	576,539	19,112
	TietoEVRY OYJ (XHEL)	818,883	18,392
	Cargotec OYJ Class B	354,557	14,822
	Kemira OYJ	921,510	14,328
	Uponor OYJ	429,906	12,901
	Kojamo OYJ	1,449,434	12,842
	Outokumpu OYJ	2,947,750	12,341
	Metsa Board OYJ Class B	1,389,758	11,156

		Shares	Market Value ($000)
*,1	QT Group OYJ	157,180	8,604
	Nokian Renkaat OYJ	999,777	7,848
	Tokmanni Group Corp.	397,281	5,516
[2]	Terveystalo OYJ	607,269	4,846
	Sanoma OYJ	608,672	4,476
	Revenio Group OYJ	191,357	4,142
	Citycon OYJ	625,850	3,506
	YIT OYJ	1,275,049	2,925
*	Finnair OYJ	4,808,803	2,622
	Raisio OYJ Class V	931,356	2,034
	F-Secure OYJ	848,223	1,562
			1,536,121
France (9.0%)
	LVMH Moet Hennessy Louis Vuitton SE	1,984,798	1,498,186
	TotalEnergies SE	17,977,979	1,182,041
	Sanofi	8,732,588	937,664
	Schneider Electric SE	4,280,887	705,457
	Airbus SE	4,698,145	628,840
	BNP Paribas SA	8,582,055	545,701
	Hermes International SCA	274,245	499,901
	L'Oreal SA Loyalty Shares	1,077,995	446,734
	Vinci SA	3,929,491	434,724
	Safran SA	2,733,666	428,391
	EssilorLuxottica SA	2,442,652	424,889
	AXA SA	14,258,239	423,026
	Air Liquide SA Loyalty Shares	2,317,116	390,276
	Danone SA	5,001,091	275,849
	Pernod Ricard SA	1,644,136	273,732
	Kering SA	575,900	261,668
	Air Liquide SA (XPAR)	1,403,367	236,371
	L'Oreal SA (XPAR)	546,113	226,316
	Capgemini SE	1,293,206	225,656
	STMicroelectronics NV	5,225,358	225,333
	Cie de Saint-Gobain SA	3,745,484	224,169
	Dassault Systemes SE	5,368,812	199,411
	Legrand SA	2,063,233	189,583
	Orange SA	15,365,524	176,247
	Cie Generale des Etablissements Michelin SCA	5,616,967	171,918
	Veolia Environnement SA	5,101,072	147,452
	Publicis Groupe SA	1,836,341	138,998
	Societe Generale SA	5,679,542	137,431
	Edenred SE	2,000,137	125,121
	Engie SA Loyalty Shares	7,440,768	114,113
	Thales SA	794,990	111,730
	Credit Agricole SA	8,822,286	108,468
	Carrefour SA	4,660,502	80,045
	Engie SA (XPAR)	4,490,816	68,872
	Renault SA	1,534,383	62,782
	L'Oreal SA	148,958	61,730
	Bouygues SA	1,696,190	59,307
	Teleperformance SE	465,170	58,405
	Bureau Veritas SA	2,293,301	56,865
	Eiffage SA	584,363	55,466
	Eurofins Scientific SE	984,042	55,458
*,2	Worldline SA	1,965,363	55,170
	Alstom SA	2,286,056	54,333
	Accor SA	1,478,292	49,721
	Vivendi SE	5,324,379	46,631

		Shares	Market Value ($000)
	Sartorius Stedim Biotech	192,739	45,853
	Arkema SA	461,474	45,428
[2]	Euronext NV	651,171	45,295
	Getlink SE	2,825,287	45,040
	Air Liquide SA PF 2025	256,252	43,161
	Rexel SA	1,909,235	42,778
	Gecina SA	413,519	42,162
*	Unibail-Rodamco-Westfield	822,657	40,455
	Klepierre SA	1,651,164	40,430
	Sodexo SA ACT Loyalty Shares	372,569	38,355
	SCOR SE	1,209,542	37,552
	Bollore SE	6,980,200	37,464
	Ipsen SA	274,795	36,004
	L'Oreal SA Loyalty Line 2024	82,735	34,286
	Gaztransport Et Technigaz SA	278,869	34,275
	Dassault Aviation SA	181,302	34,148
	BioMerieux	344,236	33,302
*	SOITEC	198,964	33,019
	Alten SA	233,939	30,698
	Aeroports de Paris SA	258,149	30,444
	SPIE SA	1,033,517	29,994
	Valeo SE	1,674,829	28,740
	Technip Energies NV	1,088,703	27,031
	Elis SA	1,506,972	26,467
*	Ubisoft Entertainment SA	815,064	26,414
[2]	La Francaise des Jeux SAEM	802,729	26,072
*	Forvia SE	1,266,174	26,050
[2]	Amundi SA	458,420	25,748
	Air Liquide SA Loyalty Line 2024	143,409	24,155
	Sopra Steria Group SACA	115,022	23,745
	Sodexo SA (XPAR)	215,688	22,205
[2]	Verallia SA	556,909	21,906
	Nexans SA	268,307	21,753
	Remy Cointreau SA	176,456	21,513
	SES SA	2,881,140	18,835
	Covivio SA	424,243	18,818
	Wendel SE	219,341	17,338
	Rubis SCA	755,226	16,914
*	Vallourec SACA	1,347,772	16,403
[2]	Neoen SA	546,978	15,907
	IPSOS SA	306,918	14,100
	Engie SA PF 2025	834,909	12,804
	Societe BIC SA	193,370	12,749
[2]	ALD SA	1,561,298	12,056
	SEB SA Loyalty Shares	126,015	11,756
	Eurazeo SE Prime DE Fidelite	193,320	11,503
*	Air France-KLM	914,879	11,450
	Coface SA	844,600	10,753
*	JCDecaux SE	583,392	9,871
	Virbac SA	34,731	9,370
	Imerys SA	313,054	9,239
[3]	Rothschild & Co.	220,232	8,923
	Trigano SA	63,592	8,610
	ICADE	260,215	8,570
	Engie SA Loyalty Line 2024	553,090	8,482
	Interparfums SA	151,690	8,416
*,1	SES-imagotag SA	63,099	7,349
	Eurazeo SE (XPAR)	119,679	7,121

		Shares	Market Value ($000)
	Cie Plastic Omnium SE	438,182	7,106
	Carmila SA	455,556	6,814
	Metropole Television SA	523,916	6,631
[1]	Eutelsat Communications SA	1,115,519	6,577
	Mercialys SA	718,983	6,470
	Television Francaise 1 SA	834,306	6,382
	Eramet SA	75,087	5,706
	Quadient SA	268,493	5,408
[1]	Mersen SA	134,143	5,344
	ARGAN SA	80,044	5,342
*,1	Atos SE	766,619	5,317
	SEB SA (XPAR)	54,641	5,097
	Nexity SA	345,436	5,093
*	ID Logistics Group SACA	19,189	5,055
*	Euroapi SA	372,744	4,694
	PEUGEOT INVEST	43,061	4,539
*	Valneva SE	771,370	4,500
	Cie de L'Odet SE	3,086	4,477
*,2	X-Fab Silicon Foundries SE	429,254	4,425
	Sodexo, Inc.	39,000	4,015
*	CGG SA	5,611,697	3,981
*	Sodexo Prime De Fidelite 2027	37,444	3,855
	Derichebourg SA	753,479	3,788
	Vicat SACA	122,025	3,725
[1]	Clariane SE	576,733	3,463
	Beneteau SA	282,877	3,420
*	Voltalia SA (Registered)	296,467	3,208
	Eurazeo SE PF 2025	49,881	2,968
	Altarea SCA	32,343	2,965
	Antin Infrastructure Partners SA	214,007	2,766
	Vetoquinol SA	30,609	2,524
	Manitou BF SA	102,096	2,449
	Lagardere SA	119,252	2,413
	Boiron SA	42,518	2,410
	Sodexo Inc.	22,289	2,295
	Etablissements Maurel et Prom SA	427,935	2,208
	Equasens	28,095	2,163
	Fnac Darty SA	87,396	2,141
*,2	Elior Group SA	866,632	1,771
	Lisi SA	73,787	1,734
	GL Events	99,788	1,721
	Jacquet Metals SACA	100,866	1,715
*	OVH Groupe SAS	169,635	1,536
*,2	SMCP SA	329,050	1,332
	Bonduelle SCA	105,888	1,180
	Sodexo SA Loyalty Shares 2025	11,102	1,143
[2]	Maisons du Monde SA	141,135	1,084
	Eurazeo SE Prime Fidelite 2024	16,261	968
*	Believe SA	102,436	933
	LISI	38,168	897
*,1,2	Aramis Group SAS	146,609	650
*,1	Casino Guichard Perrachon SA	301,325	450
	Lisi SA Prime De Fidelite	3,549	83
			14,468,391
Germany (6.3%)
	SAP SE	8,800,770	1,139,190
	Siemens AG (Registered)	5,980,381	854,649
	Allianz SE (Registered)	3,187,610	758,575

		Shares	Market Value ($000)
	Deutsche Telekom AG (Registered)	27,151,391	569,550
	Mercedes-Benz Group AG	6,894,608	479,842
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,104,529	430,162
	Bayer AG (Registered)	7,887,074	378,772
	Infineon Technologies AG	10,456,706	346,334
	BASF SE	7,136,450	323,031
	Deutsche Post AG	7,559,131	306,716
	Deutsche Boerse AG	1,474,942	254,718
	Bayerische Motoren Werke AG (XETR)	2,503,181	254,241
	adidas AG	1,324,713	232,366
	RWE AG	5,712,802	212,058
	E.ON SE	17,765,103	210,090
	Deutsche Bank AG (Registered)	16,169,315	177,705
	Merck KGaA	1,037,403	172,943
	Daimler Truck Holding AG	4,294,599	148,697
	Vonovia SE	5,588,208	133,884
[2]	Siemens Healthineers AG	2,221,056	112,345
	Hannover Rueck SE	481,637	105,680
	Beiersdorf AG	800,193	103,216
	Fresenius SE & Co. KGaA	3,301,858	102,556
	Symrise AG	1,045,567	99,537
	Brenntag SE	1,241,237	96,043
	Commerzbank AG	8,349,452	94,761
	Rheinmetall AG	348,479	89,647
	Heidelberg Materials AG	1,119,868	86,734
*,2	Covestro AG	1,525,562	82,037
	MTU Aero Engines AG	430,949	78,049
*	QIAGEN NV	1,770,485	71,438
	Fresenius Medical Care AG & Co. KGaA	1,629,839	70,070
	Continental AG	866,880	60,909
	Henkel AG & Co. KGaA (XETR)	806,801	50,870
	Puma SE	801,553	49,562
	GEA Group AG	1,294,047	47,691
*	Siemens Energy AG	3,460,173	45,095
*,2	Delivery Hero SE	1,514,729	43,251
[2]	Scout24 SE	594,221	41,202
*	LEG Immobilien SE (XETR)	594,452	40,879
*,2	Zalando SE	1,750,760	38,899
*	HelloFresh SE	1,301,045	38,660
*	Deutsche Lufthansa AG (Registered)	4,806,085	38,032
	Knorr-Bremse AG	532,316	33,747
	AIXTRON SE	849,983	31,134
	Bechtle AG	657,271	30,609
	Evonik Industries AG	1,651,431	30,122
	thyssenkrupp AG	3,961,058	30,113
	Volkswagen AG	229,202	30,101
	Gerresheimer AG	277,613	29,089
	HUGO BOSS AG	457,021	28,889
	K&S AG (Registered)	1,530,263	27,674
	Talanx AG	426,522	26,995
	CTS Eventim AG & Co. KGaA	469,710	26,662
	Nemetschek SE	435,473	26,502
	Carl Zeiss Meditec AG (Bearer)	292,321	25,482
*	Evotec SE	1,261,284	25,108
	Rational AG	38,133	24,127
	Freenet AG	955,723	22,372
	KION Group AG	576,490	22,050

		Shares	Market Value ($000)
*,2	TeamViewer SE	1,090,857	18,335
	Aurubis AG	242,204	17,871
	LANXESS AG	692,420	17,506
	HOCHTIEF AG	171,434	17,286
	Wacker Chemie AG	120,413	17,195
*	Fraport AG Frankfurt Airport Services Worldwide	284,442	15,038
	Siltronic AG	166,680	14,189
*,1	Nordex SE	1,120,731	13,751
	United Internet AG (Registered)	640,300	13,686
	Hella GmbH & Co. KGaA	182,761	12,923
	Telefonica Deutschland Holding AG	7,167,847	12,820
*	TAG Immobilien AG	1,213,725	12,681
*	Encavis AG	884,447	12,412
	Hensoldt AG	416,883	12,291
	Krones AG	117,656	12,108
*	Vitesco Technologies Group AG	144,646	11,706
	Aroundtown SA	5,476,662	11,361
	Stabilus SE	195,456	10,921
[1]	RTL Group SA	310,308	10,641
	Duerr AG	392,686	10,626
	Jenoptik AG	408,912	10,334
[2]	Befesa SA	318,012	9,693
	Sixt SE (XETR)	103,475	9,570
[2]	DWS Group GmbH & Co. KGaA	277,142	9,411
[1]	ProSiebenSat.1 Media SE	1,334,883	9,017
	Deutsche Wohnen SE	397,376	9,003
	Stroeer SE & Co. KGaA	196,573	8,740
	Fielmann Group AG	196,947	8,490
	FUCHS SE	261,124	8,362
	Traton SE	397,812	8,358
	Salzgitter AG	307,803	8,130
	CompuGroup Medical SE & Co. KGaA	193,935	7,573
*	MorphoSys AG	275,794	7,503
	Grand City Properties SA	794,707	7,493
	Kontron AG	384,454	7,448
*	METRO AG	1,065,875	7,345
	CANCOM SE	272,459	7,253
	Bilfinger SE	208,788	7,139
	Suedzucker AG	471,954	7,017
[1,2]	Deutsche Pfandbriefbank AG	984,992	6,977
*,2	Redcare Pharmacy NV	63,009	6,699
	Synlab AG	613,769	6,539
[1]	VERBIO Vereinigte BioEnergie AG	158,982	6,381
	Atoss Software AG	30,865	6,378
	1&1 AG	369,405	6,242
*	flatexDEGIRO AG	680,753	5,949
	Dermapharm Holding SE	136,724	5,636
*,1	Nagarro SE	71,289	5,143
[1]	Sartorius AG	17,840	4,964
	KWS Saat SE & Co. KGaA	82,882	4,866
*,1,2	Auto1 Group SE	750,533	4,784
	PNE AG	341,534	4,736
	Norma Group SE	255,481	4,721
	Elmos Semiconductor SE	68,970	4,640
*,1	Hypoport SE	34,326	4,628
	Hornbach Holding AG & Co. KGaA	72,253	4,605
[1]	GRENKE AG	209,023	4,557
	Deutz AG	1,027,347	4,524

		Shares	Market Value ($000)
*,1	SMA Solar Technology AG	69,081	4,468
	Energiekontor AG	54,293	4,408
	SUSE SA	318,091	4,286
	Wacker Neuson SE	194,684	3,963
	BayWa AG	110,767	3,940
	GFT Technologies SE	138,192	3,840
	Eckert & Ziegler Strahlen- und Medizintechnik AG	110,239	3,748
	Deutsche Beteiligungs AG	110,988	3,687
	Takkt AG	260,970	3,541
	Hamburger Hafen und Logistik AG	198,568	3,527
	Indus Holding AG	158,554	3,364
*	Adtran Networks SE	147,038	3,117
	Vossloh AG	72,140	3,010
	Adesso SE	27,761	3,000
*	CECONOMY AG	1,416,083	2,989
*	Ionos SE	190,519	2,879
	STRATEC SE	57,344	2,676
*,1	SGL Carbon SE	380,421	2,647
	PATRIZIA SE	318,346	2,523
	Wuestenrot & Wuerttembergische AG	154,294	2,360
[1]	Secunet Security Networks AG	10,672	2,259
	New Work SE	21,461	2,239
*,1	About You Holding SE	380,329	2,127
*,1	Varta AG	112,137	2,118
	Deutsche EuroShop AG	91,692	1,769
	Bertrandt AG	37,572	1,747
	Software AG	52,072	1,730
[1]	DIC Asset AG	410,937	1,696
	CropEnergies AG	183,371	1,531
	ElringKlinger AG	229,017	1,416
	Draegerwerk AG & Co. KGaA (XETR)	24,155	969
	Basler AG	89,131	921
			10,166,152
Hong Kong (2.0%)
	AIA Group Ltd.	93,499,556	756,145
	Hong Kong Exchanges & Clearing Ltd.	10,180,699	377,834
	Sun Hung Kai Properties Ltd.	11,400,003	121,638
	CK Hutchison Holdings Ltd.	21,313,014	113,153
	Galaxy Entertainment Group Ltd.	17,330,879	103,701
	Techtronic Industries Co. Ltd.	10,525,712	101,611
	Link REIT	20,479,337	100,134
	CLP Holdings Ltd.	13,176,721	97,295
	CK Asset Holdings Ltd.	15,613,801	82,013
	BOC Hong Kong Holdings Ltd.	28,781,439	78,570
	Jardine Matheson Holdings Ltd.	1,579,324	73,188
	Hang Seng Bank Ltd.	5,804,115	72,014
	Lenovo Group Ltd.	60,324,312	61,852
	Hong Kong & China Gas Co. Ltd.	87,201,076	60,673
*	Sands China Ltd.	19,265,342	58,586
	Power Assets Holdings Ltd.	10,943,073	52,850
	Wharf Real Estate Investment Co. Ltd.	12,423,940	47,881
	MTR Corp. Ltd.	11,561,336	45,672
*,2	Samsonite International SA	10,458,299	35,765
[2]	WH Group Ltd.	62,677,417	32,807
	Hongkong Land Holdings Ltd.	8,837,008	31,515
[2]	ESR Group Ltd.	22,541,754	31,513
	Sino Land Co. Ltd.	27,189,785	30,579
	Henderson Land Development Co. Ltd.	10,381,969	27,263

		Shares	Market Value ($000)
[2]	Budweiser Brewing Co. APAC Ltd.	13,623,363	26,773
	PRADA SpA	4,117,949	24,133
	Swire Pacific Ltd. Class A	3,365,394	22,668
	CK Infrastructure Holdings Ltd.	4,715,059	22,247
	ASMPT Ltd.	2,485,401	22,144
	New World Development Co. Ltd.	11,289,367	21,889
	Xinyi Glass Holdings Ltd.	16,517,536	21,284
	Chow Tai Fook Jewellery Group Ltd.	14,109,512	21,184
	Hang Lung Properties Ltd.	14,618,093	20,000
	Wharf Holdings Ltd.	7,700,898	19,274
	Swire Properties Ltd.	8,437,800	17,548
	SITC International Holdings Co. Ltd.	10,230,736	17,165
	PCCW Ltd.	33,240,641	15,137
	Orient Overseas International Ltd.	1,045,527	13,926
*	HUTCHMED China Ltd.	3,900,545	13,178
	NWS Holdings Ltd.	11,442,458	13,006
[2]	BOC Aviation Ltd.	1,665,367	11,603
*	Wynn Macau Ltd.	11,822,316	11,243
	Pacific Basin Shipping Ltd.	37,687,261	10,828
	Hang Lung Group Ltd.	6,913,993	9,730
	L'Occitane International SA	3,225,567	9,620
	Hysan Development Co. Ltd.	4,877,079	9,442
	Bank of East Asia Ltd.	7,616,904	9,425
	AAC Technologies Holdings Inc.	5,450,331	9,295
	United Energy Group Ltd.	60,443,098	8,854
	Man Wah Holdings Ltd.	12,097,103	8,455
*,1	Cathay Pacific Airways Ltd.	7,925,453	8,119
	Kerry Properties Ltd.	4,777,779	8,103
	Swire Pacific Ltd. Class B	7,414,458	8,090
	VTech Holdings Ltd.	1,307,419	7,822
	Vitasoy International Holdings Ltd.	6,433,174	7,776
*	MGM China Holdings Ltd.	5,878,009	7,646
*	SJM Holdings Ltd.	18,632,247	7,303
	First Pacific Co. Ltd.	18,426,433	7,278
	Luk Fook Holdings International Ltd.	2,730,653	7,064
	Fortune REIT	11,154,182	6,686
	Yue Yuen Industrial Holdings Ltd.	5,603,366	6,414
	DFI Retail Group Holdings Ltd.	2,390,205	6,347
*	MMG Ltd.	19,763,153	6,017
*	Shangri-La Asia Ltd.	8,792,314	6,009
*	NagaCorp Ltd.	11,075,386	5,325
*	Melco International Development Ltd.	6,279,627	5,011
	Champion REIT	14,649,036	4,817
*,1	Cowell e Holdings Inc.	2,375,722	4,716
	CITIC Telecom International Holdings Ltd.	11,704,932	4,628
	United Laboratories International Holdings Ltd.	4,127,064	4,171
	China Travel International Investment Hong Kong Ltd.	20,230,609	3,866
*,2	Sirnaomics Ltd.	547,787	3,575
	Nexteer Automotive Group Ltd.	6,552,777	3,556
	Johnson Electric Holdings Ltd.	2,847,627	3,491
	Stella International Holdings Ltd.	3,427,448	3,438
*,1	Theme International Holdings Ltd.	39,278,893	3,254
*,1	Vobile Group Ltd.	12,422,230	3,218
	Dah Sing Financial Holdings Ltd.	1,480,507	3,125
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,883,616	3,105
	Giordano International Ltd.	9,381,774	2,979
[1]	LK Technology Holdings Ltd.	3,012,966	2,979
	VSTECS Holdings Ltd.	5,256,750	2,947

		Shares	Market Value ($000)
	Cafe de Coral Holdings Ltd.	2,676,597	2,892
	Sunlight REIT	8,844,663	2,761
	K Wah International Holdings Ltd.	9,839,489	2,760
*,1,3	Haitong International Securities Group Ltd.	29,843,295	2,708
*	IGG Inc.	6,372,344	2,618
[1]	Huabao International Holdings Ltd.	7,673,172	2,611
*,1,2	Everest Medicines Ltd.	816,509	2,597
*,1	Super Hi International Holding Ltd.	1,318,000	2,591
	HKBN Ltd.	6,112,993	2,486
	Value Partners Group Ltd.	7,254,044	2,279
	Chow Sang Sang Holdings International Ltd.	1,848,991	2,270
	SUNeVision Holdings Ltd.	5,328,962	2,197
[1]	Jinchuan Group International Resources Co. Ltd.	38,724,802	2,120
	Dah Sing Banking Group Ltd.	3,151,623	2,075
*,1	Realord Group Holdings Ltd.	2,813,595	2,001
	Kerry Logistics Network Ltd.	2,136,005	1,906
	Far East Consortium International Ltd.	9,219,460	1,893
*,1	C-Mer Eye Care Holdings Ltd.	3,857,601	1,871
	Prosperity REIT	9,098,983	1,684
[1,2]	Js Global Lifestyle Co. Ltd.	9,656,125	1,597
*	Hong Kong Technology Venture Co. Ltd.	4,101,959	1,579
	SmarTone Telecommunications Holdings Ltd.	2,943,409	1,488
	Guotai Junan International Holdings Ltd.	19,081,503	1,479
*,2	Fosun Tourism Group	1,540,200	1,455
*	Shun Tak Holdings Ltd.	10,039,763	1,454
	Sun Hung Kai & Co. Ltd.	4,226,130	1,448
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,340,014	1,410
*,2	Frontage Holdings Corp.	5,280,348	1,341
*,1	Powerlong Real Estate Holdings Ltd.	11,003,943	1,313
*	Texhong International Group Ltd.	2,224,858	1,230
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	1,186
	Asia Cement China Holdings Corp.	3,484,794	1,168
	EC Healthcare	3,003,207	1,163
*	Sa Sa International Holdings Ltd.	8,676,035	1,136
*,1,2	FIT Hon Teng Ltd.	8,137,481	1,055
	Truly International Holdings Ltd.	11,368,294	1,039
*,1	Kingkey Financial International Holdings Ltd.	7,990,000	1,009
*,1	Television Broadcasts Ltd.	2,268,705	921
[2]	IMAX China Holding Inc.	830,321	888
	CITIC Resources Holdings Ltd.	19,533,284	872
*	Esprit Holdings Ltd.	20,374,718	830
	Texwinca Holdings Ltd.	5,272,702	724
	Singamas Container Holdings Ltd.	10,297,574	723
*	OCI International Holdings Ltd.	6,414,566	388
*,1	Apollo Future Mobility Group Ltd.	43,175,237	331
*,2	JW Cayman Therapeutics Co. Ltd.	992,426	260
*	Chinese Estates Holdings Ltd.	1,237,977	248
	Dynam Japan Holdings Co. Ltd.	308,668	202
*	Renze Harvest International Ltd.	7,912,196	180
*,2	Hua Medicine	689,533	149
*	Digital Domain Holdings Ltd.	3,825,544	119
*	Vesync Co. Ltd.	222,865	105
*	CMBC Capital Holdings Ltd.	971,703	86
*,2	Antengene Corp. Ltd.	357,107	55
*,3	Convoy Inc.	62,200,399	—
			3,248,129
Ireland (0.2%)
	Kerry Group plc Class A	1,237,138	103,368

		Shares	Market Value ($000)
	Kingspan Group plc	1,213,719	90,644
	Bank of Ireland Group plc	8,496,157	83,055
	AIB Group plc	10,140,094	45,450
	Glanbia plc (XDUB)	1,424,750	23,478
	Dalata Hotel Group plc	1,761,862	7,472
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			353,467
Israel (0.6%)
	Bank Leumi Le-Israel BM	12,332,862	102,188
	Bank Hapoalim BM	10,727,327	95,576
*	Teva Pharmaceutical Industries Ltd.	8,942,142	91,195
*	Nice Ltd.	511,346	87,215
	Israel Discount Bank Ltd. Class A	9,947,699	53,918
	Mizrahi Tefahot Bank Ltd.	1,102,407	40,034
	Elbit Systems Ltd.	196,478	38,943
	ICL Group Ltd.	5,800,902	32,010
*	Nova Ltd.	230,273	25,393
	Bezeq The Israeli Telecommunication Corp. Ltd.	16,311,769	23,045
*	Tower Semiconductor Ltd.	879,741	21,451
	First International Bank of Israel Ltd.	414,976	17,875
	Azrieli Group Ltd.	294,915	15,139
*	Enlight Renewable Energy Ltd.	929,816	14,668
	Phoenix Holdings Ltd.	1,321,357	13,870
*	Camtek Ltd.	216,325	13,310
	Melisron Ltd.	201,412	12,593
	Mivne Real Estate KD Ltd.	5,027,637	12,103
*	Perion Network Ltd.	335,579	10,325
*	Shufersal Ltd.	2,121,625	9,853
	Delek Group Ltd.	61,678	9,097
*	Big Shopping Centers Ltd.	109,441	9,063
*	Airport City Ltd.	554,950	8,519
*	Clal Insurance Enterprises Holdings Ltd.	547,199	8,516
	Alony Hetz Properties & Investments Ltd.	1,238,560	8,497
	Amot Investments Ltd.	1,748,466	8,486
*	Strauss Group Ltd.	396,956	8,343
	Shapir Engineering and Industry Ltd.	1,144,084	7,718
*	Israel Corp. Ltd.	29,329	7,474
	Harel Insurance Investments & Financial Services Ltd.	872,286	6,915
	Sapiens International Corp. NV	240,616	6,902
*	Paz Oil Co. Ltd.	78,560	6,469
	Oil Refineries Ltd.	19,270,987	6,356
	Isracard Ltd.	1,507,869	6,235
	Energix-Renewable Energies Ltd.	2,102,633	6,226
	FIBI Holdings Ltd.	136,722	6,213
	REIT 1 Ltd.	1,519,863	6,210
	Hilan Ltd.	111,109	5,771
	Formula Systems 1985 Ltd.	75,770	5,591
	Matrix IT Ltd.	264,072	5,405
	Electra Ltd.	13,982	5,379
*	Fattal Holdings 1998 Ltd.	51,296	5,187
*	Shikun & Binui Ltd.	1,851,106	5,000
*	Equital Ltd.	142,932	4,530
*	OPC Energy Ltd.	665,875	4,305
	Ashtrom Group Ltd.	310,858	4,239
	One Software Technologies Ltd.	332,252	4,193
	Kenon Holdings Ltd.	175,645	4,076
	Summit Real Estate Holdings Ltd.	310,913	3,983
	Menora Mivtachim Holdings Ltd.	170,392	3,975

		Shares	Market Value ($000)
	Fox Wizel Ltd.	55,354	3,852
	Maytronics Ltd.	354,998	3,743
	Sella Capital Real Estate Ltd.	1,789,491	3,716
	Migdal Insurance & Financial Holdings Ltd.	2,916,595	3,586
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	60,758	3,474
*	Partner Communications Co. Ltd.	849,749	3,346
	Danel Adir Yeoshua Ltd.	39,737	3,263
	Israel Canada T.R Ltd.	1,148,917	2,878
*	Mega Or Holdings Ltd.	157,136	2,809
	Delta Galil Ltd.	71,442	2,764
	Delek Automotive Systems Ltd.	410,728	2,532
*	Cellcom Israel Ltd.	730,759	2,369
*	Ashdod Refinery Ltd.	78,560	2,173
	Elco Ltd.	71,825	2,122
	G City Ltd.	676,144	2,080
	AudioCodes Ltd.	205,002	2,076
*	AFI Properties Ltd.	48,960	1,665
	Naphtha Israel Petroleum Corp. Ltd.	277,708	1,592
*	Kamada Ltd.	257,394	1,389
	Gav-Yam Lands Corp. Ltd.	210,502	1,339
*	Gilat Satellite Networks Ltd.	205,065	1,327
	IDI Insurance Co. Ltd.	56,572	1,326
			974,998
Italy (2.3%)
	Enel SpA	62,310,412	382,134
	UniCredit SpA	14,120,757	336,447
	Stellantis NV	17,457,372	334,281
	Intesa Sanpaolo SpA	123,997,679	317,585
	Ferrari NV	949,430	279,878
	Eni SpA	17,408,994	279,655
	Assicurazioni Generali SpA	10,785,231	220,152
	Moncler SpA	1,641,148	95,113
	CNH Industrial NV	7,800,696	94,698
	Snam SpA	18,256,079	85,662
	Terna - Rete Elettrica Nazionale	11,292,403	84,935
	Prysmian SpA	2,110,568	84,715
	Mediobanca Banca di Credito Finanziario SpA	5,175,792	68,238
	Tenaris SA	3,749,869	59,233
	FinecoBank Banca Fineco SpA	4,898,969	59,156
	Banco BPM SpA	10,972,648	52,257
	Davide Campari-Milano NV	3,983,757	46,898
	Leonardo SpA	3,204,251	46,154
[2]	Poste Italiane SpA	3,641,172	38,237
	Recordati Industria Chimica e Farmaceutica SpA	775,801	36,560
[2]	Infrastrutture Wireless Italiane SpA	2,840,714	33,754
	Amplifon SpA	1,031,326	30,528
	Interpump Group SpA	637,734	29,173
*,2	Nexi SpA	4,446,217	27,091
*,1	Telecom Italia SpA (MTAA)	86,577,739	27,001
	BPER Banca	8,516,275	25,885
	A2A SpA	12,369,804	21,985
	Brunello Cucinelli SpA	271,469	20,591
	Italgas SpA	3,918,155	20,046
	Buzzi SpA	689,618	18,845
[2]	Pirelli & C SpA	3,927,398	18,837
	Azimut Holding SpA	865,506	18,835
	Unipol Gruppo SpA	3,441,872	18,577
	Reply SpA	180,497	16,936

		Shares	Market Value ($000)
	Hera SpA	6,172,508	16,855
	Banca Mediolanum SpA	1,958,306	16,687
	Banca Popolare di Sondrio SpA	3,087,051	15,843
	DiaSorin SpA	171,482	15,616
	Banca Generali SpA	438,784	15,475
[2]	BFF Bank SpA	1,483,466	14,798
*	Iveco Group NV	1,583,827	14,754
	Brembo SpA	1,170,464	14,510
*	Saipem SpA	8,524,609	12,968
	De' Longhi SpA	557,284	12,104
	ERG SpA	440,946	10,618
	Iren SpA	5,150,281	9,903
*	Banca Monte dei Paschi di Siena SpA	3,412,202	8,634
[2]	Carel Industries SpA	346,638	8,297
[2]	Technogym SpA	1,074,236	8,288
	UnipolSai Assicurazioni SpA	3,423,557	8,249
	SOL SpA	290,122	8,195
[2]	Enav SpA	1,999,468	7,395
[2]	Anima Holding SpA	1,763,283	7,371
	Tamburi Investment Partners SpA	802,827	7,106
	Saras SpA	4,901,214	7,004
	Salvatore Ferragamo SpA	512,901	6,783
	Sesa SpA	57,965	6,073
	Ariston Holding NV	829,378	5,394
	Maire Tecnimont SpA	1,290,031	5,284
	Credito Emiliano SpA	607,457	4,975
[1]	Webuild SpA (MTAA)	2,470,508	4,383
	Piaggio & C SpA	1,357,885	4,334
	Sanlorenzo SpA	111,083	4,158
[2]	RAI Way SpA	754,177	3,941
	Salcef Group SpA	168,895	3,933
	El.En. SpA	414,863	3,811
	ACEA SpA	334,388	3,637
	Gruppo MutuiOnline SpA	129,783	3,420
	Banca IFIS SpA	186,827	3,221
*,2	GVS SpA	572,233	3,090
	MFE-MediaForEurope NV Class A	6,991,587	2,951
	Cementir Holding NV	360,165	2,852
	Italmobiliare SpA	109,819	2,789
	Danieli & C Officine Meccaniche SpA (MTAA)	89,621	2,542
[1]	Tinexta SpA	149,401	2,438
*	Tod's SpA	66,232	2,393
	MARR SpA	180,958	2,290
*,1	Juventus Football Club SpA	7,129,589	2,263
	Zignago Vetro SpA	150,650	2,254
	Arnoldo Mondadori Editore SpA	966,191	2,184
*,1	Fincantieri SpA	3,772,544	1,875
[2]	doValue SpA	445,272	1,735
	Alerion Cleanpower SpA	46,878	1,319
[1]	MFE-MediaForEurope NV Class B	2,065,556	1,297
	Biesse SpA	101,247	1,179
	Datalogic SpA	134,038	861
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	663
			3,671,064
Japan (21.4%)
	Toyota Motor Corp.	95,826,178	1,719,153
	Sony Group Corp.	9,894,648	809,141
	Mitsubishi UFJ Financial Group Inc.	93,090,978	788,867

		Shares	Market Value ($000)
	Keyence Corp.	1,562,545	577,870
	Sumitomo Mitsui Financial Group Inc.	10,212,798	501,714
	Tokyo Electron Ltd.	3,566,181	487,113
	Shin-Etsu Chemical Co. Ltd.	15,458,120	448,991
	Hitachi Ltd.	7,197,037	446,055
	Honda Motor Co. Ltd.	39,533,130	444,736
	Mitsubishi Corp.	9,155,718	436,273
	Mitsui & Co. Ltd.	11,892,165	431,328
	Daiichi Sankyo Co. Ltd.	15,079,509	412,837
	KDDI Corp.	12,770,913	390,924
	ITOCHU Corp.	10,629,819	383,885
	Takeda Pharmaceutical Co. Ltd.	12,200,232	378,165
	Nintendo Co. Ltd.	8,354,690	347,162
	Mizuho Financial Group Inc.	20,344,478	345,408
	Tokio Marine Holdings Inc.	14,865,561	344,193
	Daikin Industries Ltd.	2,126,865	333,432
	Recruit Holdings Co. Ltd.	10,698,807	327,330
	SoftBank Group Corp.	7,768,456	327,250
	Hoya Corp.	2,743,428	280,975
	Nippon Telegraph & Telephone Corp.	228,010,775	269,882
	Fast Retailing Co. Ltd.	1,236,632	269,357
	Softbank Corp.	22,023,991	249,274
	Oriental Land Co. Ltd.	7,516,890	246,611
	Murata Manufacturing Co. Ltd.	13,494,015	246,160
	Seven & i Holdings Co. Ltd.	6,171,618	241,620
	Denso Corp.	14,087,960	226,054
	Japan Tobacco Inc.	9,493,696	218,431
	SMC Corp.	446,012	199,930
	Astellas Pharma Inc.	14,429,938	199,734
	FANUC Corp.	7,652,490	199,022
	Komatsu Ltd.	7,346,143	198,134
	Panasonic Holdings Corp.	17,104,104	193,067
	Mitsubishi Electric Corp.	15,591,014	192,619
	Nidec Corp.	4,149,126	191,579
	Marubeni Corp.	12,256,403	191,056
	Canon Inc.	7,621,047	183,581
	Central Japan Railway Co.	7,264,130	176,649
	ORIX Corp.	9,420,388	175,901
	Sumitomo Corp.	8,785,478	175,340
	Bridgestone Corp.	4,492,730	175,073
	Fujitsu Ltd.	1,427,039	167,836
	East Japan Railway Co.	2,891,807	165,489
	Advantest Corp.	5,910,384	164,861
	FUJIFILM Holdings Corp.	2,841,382	164,376
	Chugai Pharmaceutical Co. Ltd.	5,219,052	160,924
	Mitsui Fudosan Co. Ltd.	7,161,065	157,715
	Dai-ichi Life Holdings Inc.	7,542,050	155,700
	Nippon Steel Corp.	6,543,601	153,304
*	Renesas Electronics Corp.	9,588,887	146,470
	Suzuki Motor Corp.	3,628,759	145,952
	Asahi Group Holdings Ltd.	3,892,715	145,411
	Ajinomoto Co. Inc.	3,690,751	142,310
	Daiwa House Industry Co. Ltd.	5,164,519	138,613
	Terumo Corp.	5,203,036	137,729
	Otsuka Holdings Co. Ltd.	3,852,101	136,769
	Kao Corp.	3,643,243	135,037
	Japan Post Holdings Co. Ltd.	16,656,230	133,252
	MS&AD Insurance Group Holdings Inc.	3,608,364	132,046

		Shares	Market Value ($000)
	Olympus Corp.	9,904,177	128,591
	Mitsubishi Heavy Industries Ltd.	2,292,799	127,885
	Kubota Corp.	8,595,950	126,453
	Disco Corp.	669,969	123,781
	Kyocera Corp.	2,402,028	121,777
	Eisai Co. Ltd.	2,121,862	117,602
	Mitsubishi Estate Co. Ltd.	8,848,016	115,431
	NEC Corp.	2,058,622	113,683
	Aeon Co. Ltd.	5,699,098	112,888
	Inpex Corp.	7,490,463	112,344
	Unicharm Corp.	3,096,162	109,473
	Shiseido Co. Ltd.	3,116,002	109,198
	Sumitomo Mitsui Trust Holdings Inc.	2,840,030	106,919
	TDK Corp.	2,886,670	106,721
	Sompo Holdings Inc.	2,477,921	106,196
	Toyota Tsusho Corp.	1,786,213	105,058
	Secom Co. Ltd.	1,527,402	103,620
	Toyota Industries Corp.	1,282,443	100,948
	Japan Post Bank Co. Ltd.	11,597,129	100,916
[1]	Nippon Yusen KK	3,874,499	100,601
	Nomura Holdings Inc.	24,277,124	97,216
	Bandai Namco Holdings Inc.	4,699,046	95,581
	Shionogi & Co. Ltd.	2,127,997	94,918
	Lasertec Corp.	607,861	94,530
	Resona Holdings Inc.	17,038,317	94,208
	Subaru Corp.	4,833,979	93,994
	Nomura Research Institute Ltd.	3,436,237	89,314
	ENEOS Holdings Inc.	22,513,524	88,616
	Sekisui House Ltd.	4,395,382	87,474
	Kirin Holdings Co. Ltd.	5,954,000	83,359
	Sumitomo Realty & Development Co. Ltd.	3,167,988	82,246
	Shimano Inc.	609,862	81,627
	Obic Co. Ltd.	534,221	80,945
	Kansai Electric Power Co. Inc.	5,823,899	80,629
	Japan Exchange Group Inc.	4,192,352	77,669
	West Japan Railway Co.	1,851,455	76,615
	Kikkoman Corp.	1,461,000	76,575
	Yaskawa Electric Corp.	2,069,709	74,532
	Tokyo Gas Co. Ltd.	3,271,678	74,178
	Nitto Denko Corp.	1,130,524	74,135
[1]	Mitsui OSK Lines Ltd.	2,675,110	73,510
	Sumitomo Electric Industries Ltd.	6,038,039	72,740
	Sysmex Corp.	1,523,190	72,378
	Chubu Electric Power Co. Inc.	5,600,581	71,295
	Nissan Motor Co. Ltd.	15,481,129	68,322
[1]	NTT Data Group Corp.	5,045,292	67,513
	Pan Pacific International Holdings Corp.	3,203,238	67,226
	Nitori Holdings Co. Ltd.	598,537	66,734
	JFE Holdings Inc.	4,550,211	66,635
	Daiwa Securities Group Inc.	11,450,916	66,032
	T&D Holdings Inc.	3,992,934	65,664
	Omron Corp.	1,456,625	64,822
	Ono Pharmaceutical Co. Ltd.	3,363,006	64,497
	Mitsubishi Chemical Group Corp.	10,233,794	64,474
	Yamaha Motor Co. Ltd.	2,443,003	64,219
	Toray Industries Inc.	12,137,107	63,150
	Asahi Kasei Corp.	9,920,208	62,442
	M3 Inc.	3,379,607	61,302

		Shares	Market Value ($000)
[1]	Kawasaki Kisen Kaisha Ltd.	1,747,038	59,619
	Hankyu Hanshin Holdings Inc.	1,737,741	59,293
	Z Holdings Corp.	20,931,910	58,067
	Shimadzu Corp.	2,153,554	57,124
	Nexon Co. Ltd.	3,149,615	56,279
	Sumitomo Metal Mining Co. Ltd.	1,894,795	55,643
*	Tokyo Electric Power Co. Holdings Inc.	12,453,257	55,550
	Kajima Corp.	3,402,669	55,389
	Tokyu Corp.	4,741,557	54,668
	Nippon Paint Holdings Co. Ltd.	8,122,881	54,554
	Daito Trust Construction Co. Ltd.	517,150	54,473
[1]	MINEBEA MITSUMI Inc.	3,285,198	53,526
	Aisin Corp.	1,382,747	52,247
	MatsukiyoCocokara & Co.	2,910,573	52,137
	Dai Nippon Printing Co. Ltd.	2,003,429	52,126
	Isuzu Motors Ltd.	4,137,855	52,020
	Osaka Gas Co. Ltd.	3,158,776	51,977
	Mazda Motor Corp.	4,570,928	51,901
	TOPPAN Holdings Inc.	2,149,472	51,418
	MEIJI Holdings Co. Ltd.	2,063,074	51,276
	Capcom Co. Ltd.	1,420,017	51,109
	Yakult Honsha Co. Ltd.	2,081,250	50,547
	AGC Inc.	1,436,873	50,359
	Nippon Building Fund Inc.	12,251	49,611
	Rohm Co. Ltd.	2,638,080	49,594
[1]	Taisei Corp.	1,392,061	48,995
	Dentsu Group Inc.	1,654,992	48,676
	Makita Corp.	1,956,937	48,257
	Asics Corp.	1,365,540	47,550
	Obayashi Corp.	5,382,334	47,364
	Ibiden Co. Ltd.	862,383	45,741
	Fuji Electric Co. Ltd.	1,003,911	45,212
	Nissin Foods Holdings Co. Ltd.	538,479	44,744
	Nissan Chemical Corp.	1,042,002	44,295
	Daifuku Co. Ltd.	2,322,963	43,850
	SG Holdings Co. Ltd.	3,367,671	43,112
	Hamamatsu Photonics KK	1,019,697	42,882
	Yamato Holdings Co. Ltd.	2,594,781	42,233
	Rohto Pharmaceutical Co. Ltd.	1,553,914	42,133
	Japan Real Estate Investment Corp.	10,691	41,660
	Tobu Railway Co. Ltd.	1,615,727	41,527
	Idemitsu Kosan Co. Ltd.	1,803,945	41,356
[1]	SBI Holdings Inc.	1,941,706	40,865
	Kintetsu Group Holdings Co. Ltd.	1,441,110	40,859
	Nomura Real Estate Master Fund Inc.	36,045	40,371
	TIS Inc.	1,832,003	40,284
	Konami Group Corp.	760,747	40,110
	Sojitz Corp.	1,818,222	39,829
	Concordia Financial Group Ltd.	8,690,635	39,590
	Ricoh Co. Ltd.	4,581,706	39,531
	Keisei Electric Railway Co. Ltd.	1,110,958	38,482
	Sekisui Chemical Co. Ltd.	2,623,035	37,737
	JSR Corp.	1,401,950	37,611
	Yokogawa Electric Corp.	1,938,089	37,406
	Nippon Prologis REIT Inc.	19,731	36,837
	Odakyu Electric Railway Co. Ltd.	2,461,481	36,779
	Rakuten Group Inc.	8,770,210	36,035
	BayCurrent Consulting Inc.	1,080,576	36,008

		Shares	Market Value ($000)
	Japan Metropolitan Fund Investment	55,038	35,695
	Mitsui Chemicals Inc.	1,361,284	35,268
	Niterra Co. Ltd.	1,556,476	35,228
	SUMCO Corp.	2,681,921	34,900
	Otsuka Corp.	824,839	34,898
	Chiba Bank Ltd.	4,781,814	34,740
	Kyowa Kirin Co. Ltd.	1,987,501	34,556
	MISUMI Group Inc.	2,209,650	34,410
	Kobe Steel Ltd.	2,641,354	34,403
	Trend Micro Inc.	906,792	34,325
	Ebara Corp.	733,040	34,297
	Mitsubishi HC Capital Inc. (XTKS)	5,122,241	34,130
[1]	Zensho Holdings Co. Ltd.	767,556	33,331
	GLP J-REIT	37,271	33,313
	Yamaha Corp.	1,215,718	33,203
	Sumitomo Chemical Co. Ltd.	12,095,311	32,898
[1]	Seiko Epson Corp.	2,080,585	32,675
	Isetan Mitsukoshi Holdings Ltd.	2,808,540	32,537
[3]	Bank of Kyoto Ltd.	569,640	32,035
	Shizuoka Financial Group Inc.	3,919,863	31,945
	Kuraray Co. Ltd.	2,681,270	31,763
	Keio Corp.	918,627	31,581
	Hoshizaki Corp.	908,225	31,528
[1]	SCREEN Holdings Co. Ltd.	636,944	30,953
	Azbil Corp.	1,008,108	30,797
	Fukuoka Financial Group Inc.	1,278,442	30,589
	Suntory Beverage & Food Ltd.	1,002,917	30,522
	Kurita Water Industries Ltd.	876,884	30,515
	Toho Co. Ltd.	883,671	30,147
	Daiwa House REIT Investment Corp.	17,023	30,034
	Brother Industries Ltd.	1,862,280	29,998
	TOTO Ltd.	1,154,525	29,792
	Hulic Co. Ltd.	3,320,902	29,778
	Shimizu Corp.	4,268,931	29,653
	Oji Holdings Corp.	7,045,181	29,641
	Tokyu Fudosan Holdings Corp.	4,789,897	29,432
	Hirose Electric Co. Ltd.	253,104	29,277
	Tosoh Corp.	2,238,011	28,694
	Sumitomo Forestry Co. Ltd.	1,122,421	28,469
	Toyo Suisan Kaisha Ltd.	722,237	28,324
	Kawasaki Heavy Industries Ltd.	1,169,007	28,284
	NIPPON EXPRESS HOLDINGS Inc.	541,997	28,281
	Asahi Intecc Co. Ltd.	1,562,495	28,013
	Socionext Inc.	279,218	27,515
	Koito Manufacturing Co. Ltd.	1,812,474	27,332
	Nippon Sanso Holdings Corp.	1,147,401	27,166
	Kyushu Railway Co.	1,266,177	26,932
	USS Co. Ltd.	1,618,631	26,758
	NGK Insulators Ltd.	2,014,987	26,706
	McDonald's Holdings Co. Japan Ltd.	692,400	26,449
	Taiyo Yuden Co. Ltd.	978,648	26,443
	Hikari Tsushin Inc.	173,179	26,374
*	ANA Holdings Inc.	1,254,388	26,264
	Kobe Bussan Co. Ltd.	1,120,974	26,244
	Nisshin Seifun Group Inc.	2,058,819	26,236
[1]	Haseko Corp.	2,054,762	26,194
	Hitachi Construction Machinery Co. Ltd.	847,318	25,713
	Nikon Corp.	2,426,498	25,556

		Shares	Market Value ($000)
	Orix JREIT Inc.	21,110	25,319
	Japan Post Insurance Co. Ltd.	1,504,722	25,307
	Amada Co. Ltd.	2,483,057	24,963
	United Urban Investment Corp.	23,631	24,601
	Santen Pharmaceutical Co. Ltd.	2,661,802	24,423
	Ryohin Keikaku Co. Ltd.	1,887,881	24,419
	Tohoku Electric Power Co. Inc.	3,775,958	24,387
	Lixil Corp.	2,075,268	24,118
	Kyushu Electric Power Co. Inc.	3,703,389	24,095
	Skylark Holdings Co. Ltd.	1,758,378	24,053
	Resonac Holdings Corp.	1,427,668	23,883
	Marui Group Co. Ltd.	1,457,428	23,677
	NH Foods Ltd.	787,722	23,558
	Advance Residence Investment Corp.	10,354	23,472
	JGC Holdings Corp.	1,688,157	23,456
	Sega Sammy Holdings Inc.	1,270,019	23,422
	Nagoya Railroad Co. Ltd.	1,559,232	23,028
	Sumitomo Heavy Industries Ltd.	902,008	22,842
	Cosmo Energy Holdings Co. Ltd.	650,623	22,821
	Japan Airlines Co. Ltd.	1,166,248	22,659
	Persol Holdings Co. Ltd.	13,906,370	22,587
	Invincible Investment Corp.	54,087	22,339
	Mebuki Financial Group Inc.	7,983,731	22,071
	Yokohama Rubber Co. Ltd.	1,051,819	21,889
[1]	Mitsubishi Motors Corp.	5,019,547	21,877
	Tokyo Tatemono Co. Ltd.	1,576,732	21,800
	Nomura Real Estate Holdings Inc.	861,717	21,634
	Square Enix Holdings Co. Ltd.	623,514	21,365
	IHI Corp.	1,018,790	21,353
	Kobayashi Pharmaceutical Co. Ltd.	478,704	21,351
	Alfresa Holdings Corp.	1,300,540	21,323
	Kansai Paint Co. Ltd.	1,489,373	21,291
	Electric Power Development Co. Ltd.	1,318,323	21,288
	Sanrio Co. Ltd.	447,922	21,270
	NOF Corp.	524,701	20,947
	Keihan Holdings Co. Ltd.	787,129	20,894
	Sanwa Holdings Corp.	1,569,431	20,830
	Credit Saison Co. Ltd.	1,290,453	20,461
	J Front Retailing Co. Ltd.	1,990,108	20,366
[1]	Shinko Electric Industries Co. Ltd.	523,959	20,330
	Iwatani Corp.	402,182	20,246
	Medipal Holdings Corp.	1,180,656	19,957
	MonotaRO Co. Ltd.	1,869,515	19,931
	Toshiba Corp.	645,754	19,884
*	Mercari Inc.	917,630	19,743
	Tokyo Century Corp.	495,124	19,736
	Tsuruha Holdings Inc.	292,354	19,638
	Hisamitsu Pharmaceutical Co. Inc.	538,363	19,588
	Hachijuni Bank Ltd.	3,550,249	19,571
	Lion Corp.	1,973,154	19,460
	Oracle Corp. Japan	260,270	19,280
	Open House Group Co. Ltd.	566,637	19,213
[1]	Aozora Bank Ltd.	938,100	19,165
	Goldwin Inc.	282,026	19,098
	NSK Ltd.	3,377,279	18,990
	Mitsubishi Gas Chemical Co. Inc.	1,405,310	18,889
	Stanley Electric Co. Ltd.	1,184,101	18,698
	TechnoPro Holdings Inc.	857,930	18,646

		Shares	Market Value ($000)
	Japan Hotel REIT Investment Corp.	35,665	18,622
	Toyo Seikan Group Holdings Ltd.	1,138,242	18,604
	Sekisui House REIT Inc.	33,082	18,429
	Iida Group Holdings Co. Ltd.	1,104,338	18,326
	INFRONEER Holdings Inc.	1,767,591	18,289
	Japan Airport Terminal Co. Ltd.	425,896	18,043
	Nichirei Corp.	819,640	18,000
	COMSYS Holdings Corp.	859,744	17,975
[1]	CyberAgent Inc.	3,333,337	17,944
	GMO Payment Gateway Inc.	325,550	17,763
	Lawson Inc.	384,638	17,683
	Air Water Inc.	1,417,595	17,646
	Japan Prime Realty Investment Corp.	7,292	17,597
	Yamazaki Baking Co. Ltd.	954,555	17,547
	SCSK Corp.	1,004,908	17,520
	THK Co. Ltd.	955,386	17,440
	Tokyo Ohka Kogyo Co. Ltd.	293,149	17,414
	Macnica Holdings Inc.	367,633	17,260
	Shimamura Co. Ltd.	174,398	17,236
	Nippon Shinyaku Co. Ltd.	407,812	17,220
	Nifco Inc.	662,267	17,122
	Suzuken Co. Ltd.	553,156	17,107
	Nankai Electric Railway Co. Ltd.	875,065	16,993
	JTEKT Corp.	1,799,831	16,985
	Fujikura Ltd.	2,111,466	16,967
	Keikyu Corp.	1,994,764	16,954
	Kose Corp.	230,246	16,689
	Koei Tecmo Holdings Co. Ltd.	1,172,648	16,660
	Horiba Ltd.	307,235	16,599
	Daicel Corp.	1,977,699	16,545
	Sohgo Security Services Co. Ltd.	2,715,435	16,390
	Nabtesco Corp.	910,622	16,387
	Mitsubishi Materials Corp.	1,002,911	16,216
	Taiheiyo Cement Corp.	912,303	16,166
	Activia Properties Inc.	5,828	16,079
	EXEO Group Inc.	782,744	16,038
	ZOZO Inc.	874,429	16,012
	Seibu Holdings Inc.	1,661,752	15,987
	Sumitomo Rubber Industries Ltd.	1,440,558	15,905
	Sapporo Holdings Ltd.	499,199	15,872
	Nippon Accommodations Fund Inc.	3,753	15,841
*	SHIFT Inc.	86,746	15,775
	Rinnai Corp.	838,481	15,679
	Takashimaya Co. Ltd.	1,067,137	15,633
	Miura Co. Ltd.	776,964	15,615
	Sankyo Co. Ltd.	338,754	15,525
	Seino Holdings Co. Ltd.	1,101,390	15,434
	Kamigumi Co. Ltd.	747,405	15,392
	Hakuhodo DY Holdings Inc.	1,873,129	15,386
	Iyogin Holdings Inc.	2,131,860	15,302
	Kyushu Financial Group Inc.	2,952,428	15,213
	Tokyo Seimitsu Co. Ltd.	299,599	14,979
	Chugoku Electric Power Co. Inc.	2,434,681	14,955
	Taisho Pharmaceutical Holdings Co. Ltd.	360,601	14,844
	Coca-Cola Bottlers Japan Holdings Inc.	1,124,720	14,778
	Kadokawa Corp.	736,144	14,724
	Gunma Bank Ltd.	3,149,697	14,675
	Yamaguchi Financial Group Inc.	1,655,210	14,490

		Shares	Market Value ($000)
	Nihon Kohden Corp.	585,103	14,444
	Ito En Ltd.	449,512	14,437
	LaSalle Logiport REIT	15,011	14,392
	Cosmos Pharmaceutical Corp.	140,654	14,380
	Industrial & Infrastructure Fund Investment Corp.	15,537	14,356
	Hirogin Holdings Inc.	2,342,192	14,350
	Teijin Ltd.	1,471,566	14,299
	Sundrug Co. Ltd.	525,637	14,247
	Kinden Corp.	978,272	14,228
	Yamada Holdings Co. Ltd.	4,596,600	14,136
	DMG Mori Co. Ltd.	828,781	14,065
	Casio Computer Co. Ltd.	1,669,266	13,980
	SHO-BOND Holdings Co. Ltd.	355,834	13,976
	AEON REIT Investment Corp.	14,193	13,907
	Japan Logistics Fund Inc.	7,162	13,885
	Kenedix Office Investment Corp.	5,984	13,839
	Ulvac Inc.	383,838	13,830
[1]	Fujitec Co. Ltd.	599,234	13,811
	Welcia Holdings Co. Ltd.	798,384	13,787
	Internet Initiative Japan Inc.	850,924	13,742
	Alps Alpine Co. Ltd.	1,581,337	13,709
	Food & Life Cos. Ltd.	814,389	13,657
	Mitsui Fudosan Logistics Park Inc.	4,321	13,609
	Daiwabo Holdings Co. Ltd.	707,831	13,571
	Kewpie Corp.	838,971	13,487
	Penta-Ocean Construction Co. Ltd.	2,264,751	13,460
	ADEKA Corp.	786,040	13,422
	UBE Corp.	783,174	13,196
	Zenkoku Hosho Co. Ltd.	400,943	13,165
	Sankyu Inc.	380,706	13,161
	Kagome Co. Ltd.	605,946	13,150
	BIPROGY Inc.	518,678	12,952
*	Park24 Co. Ltd.	1,016,442	12,879
	Kenedix Residential Next Investment Corp.	8,433	12,869
	Nakanishi Inc.	550,302	12,863
	Nishi-Nippon Financial Holdings Inc.	1,123,827	12,828
	Yamato Kogyo Co. Ltd.	267,854	12,790
	Mitsubishi Logistics Corp.	479,776	12,743
	Nagase & Co. Ltd.	802,889	12,616
	Toyoda Gosei Co. Ltd.	587,074	12,607
	Toyo Tire Corp.	809,267	12,456
	Kaneka Corp.	480,244	12,450
[1]	Denka Co. Ltd.	686,397	12,399
	Nippon Gas Co. Ltd.	830,811	12,296
	Sotetsu Holdings Inc.	625,125	12,293
	Tokai Carbon Co. Ltd.	1,567,414	12,262
	Toho Gas Co. Ltd.	703,653	12,254
	NET One Systems Co. Ltd.	642,752	12,198
	Daiwa Securities Living Investments Corp.	16,432	12,184
	Fuyo General Lease Co. Ltd.	150,815	12,137
	Kotobuki Spirits Co. Ltd.	743,545	12,015
	77 Bank Ltd.	565,044	11,966
	NOK Corp.	900,418	11,951
	Mori Hills REIT Investment Corp.	12,563	11,903
	Maruichi Steel Tube Ltd.	477,227	11,864
	Comforia Residential REIT Inc.	5,335	11,824
	Frontier Real Estate Investment Corp.	3,845	11,764
	Mabuchi Motor Co. Ltd.	392,384	11,711

		Shares	Market Value ($000)
	Konica Minolta Inc.	3,584,637	11,670
	Zeon Corp.	1,117,241	11,669
	House Foods Group Inc.	558,248	11,645
	Amano Corp.	526,748	11,561
	Nippon Electric Glass Co. Ltd.	617,470	11,499
*	Money Forward Inc.	359,623	11,479
	Rengo Co. Ltd.	1,666,670	11,430
	Daido Steel Co. Ltd.	280,251	11,388
	Nissui Corp.	2,314,401	11,329
	Dowa Holdings Co. Ltd.	363,947	11,310
	ABC-Mart Inc.	627,155	11,271
	Mitsui Mining & Smelting Co. Ltd.	444,320	11,264
	Sumitomo Bakelite Co. Ltd.	258,477	11,253
	Aeon Mall Co. Ltd.	950,241	11,184
	Takara Holdings Inc.	1,387,596	11,138
	Meitec Corp.	608,449	11,004
	Ezaki Glico Co. Ltd.	399,916	10,978
	Sugi Holdings Co. Ltd.	276,080	10,966
	Morinaga Milk Industry Co. Ltd.	291,225	10,958
	Fuji Soft Inc.	334,674	10,825
	Mizuho Leasing Co. Ltd.	329,740	10,819
	Hulic REIT Inc.	10,147	10,819
	Seven Bank Ltd.	5,182,623	10,774
	Calbee Inc.	564,521	10,738
	K's Holdings Corp.	1,169,943	10,736
	GS Yuasa Corp.	602,295	10,720
[1]	Workman Co. Ltd.	352,200	10,689
	Nippon Kayaku Co. Ltd.	1,272,298	10,626
	DIC Corp.	646,547	10,495
	Fuji Corp.	676,500	10,495
*	Sharp Corp.	1,684,994	10,490
	Kokuyo Co. Ltd.	660,054	10,460
	Hokuhoku Financial Group Inc.	976,995	10,443
	Rakus Co. Ltd.	761,165	10,443
	NSD Co. Ltd.	546,205	10,354
	Kakaku.com Inc.	1,021,306	10,342
	Morinaga & Co. Ltd.	285,052	10,297
	OKUMA Corp.	234,301	10,290
	Daiichikosho Co. Ltd.	629,286	10,211
	Ushio Inc.	837,180	10,160
	Maruwa Co. Ltd.	64,729	10,129
	NTT UD REIT Investment Corp.	10,907	10,073
	Toda Corp.	1,858,810	10,057
	Tomy Co. Ltd.	696,304	10,055
	Jeol Ltd.	337,336	10,036
[1]	Citizen Watch Co. Ltd.	1,631,117	10,033
	Nishi-Nippon Railroad Co. Ltd.	603,060	10,007
	Mitsubishi Estate Logistics REIT Investment Corp.	3,944	9,900
	Kyudenko Corp.	314,501	9,845
[1]	Chugin Financial Group Inc.	1,312,282	9,785
[1]	Nihon M&A Center Holdings Inc.	2,035,684	9,783
	Pigeon Corp.	866,582	9,781
	Mori Trust REIT Inc.	20,053	9,765
	Tsumura & Co.	524,442	9,738
	Pilot Corp.	283,524	9,731
	Yoshinoya Holdings Co. Ltd.	512,851	9,653
	Hazama Ando Corp.	1,236,701	9,646
	Daiseki Co. Ltd.	360,639	9,641

		Shares	Market Value ($000)
	Daiwa Office Investment Corp.	2,138	9,551
	Sawai Group Holdings Co. Ltd.	310,901	9,508
	OBIC Business Consultants Co. Ltd.	228,256	9,447
	Sanken Electric Co. Ltd.	156,138	9,443
	Fujimi Inc.	470,005	9,438
	Ship Healthcare Holdings Inc.	619,245	9,385
	NHK Spring Co. Ltd.	1,225,838	9,376
	Japan Steel Works Ltd.	505,173	9,363
	Canon Marketing Japan Inc.	360,238	9,340
[1]	Mitsui High-Tec Inc.	180,135	9,329
	Aica Kogyo Co. Ltd.	416,575	9,287
	Kenedix Retail REIT Corp.	4,792	9,266
	Hanwa Co. Ltd.	292,222	9,265
	Wacoal Holdings Corp.	409,771	9,258
	Topcon Corp.	837,823	9,239
	Kanematsu Corp.	665,106	9,192
	Relo Group Inc.	846,881	9,156
	Nippon Shokubai Co. Ltd.	249,973	9,074
	Nichias Corp.	442,474	9,067
[1]	Colowide Co. Ltd.	560,944	9,058
	Tokyu REIT Inc.	7,397	9,052
	Inaba Denki Sangyo Co. Ltd.	417,608	9,031
[1]	Takasago Thermal Engineering Co. Ltd.	462,501	8,983
	Dexerials Corp.	363,647	8,954
	Toyota Boshoku Corp.	490,695	8,945
[1]	Hoshino Resorts REIT Inc.	2,024	8,864
	Tokuyama Corp.	564,129	8,860
	Takeuchi Manufacturing Co. Ltd.	270,498	8,845
[1]	JMDC Inc.	242,200	8,786
[1]	Yaoko Co. Ltd.	170,678	8,778
	Descente Ltd.	303,772	8,678
	Japan Petroleum Exploration Co. Ltd.	231,065	8,659
	Shiga Bank Ltd.	370,511	8,658
	Sangetsu Corp.	443,441	8,640
	Japan Excellent Inc.	9,758	8,632
	TS Tech Co. Ltd.	759,790	8,619
	Mirait One Corp.	655,672	8,619
	Nikkon Holdings Co. Ltd.	406,478	8,590
	Okamura Corp.	565,039	8,532
	Shikoku Electric Power Co. Inc.	1,245,223	8,514
	Toridoll Holdings Corp.	344,476	8,483
	Toho Holdings Co. Ltd.	395,635	8,479
	Harmonic Drive Systems Inc.	382,508	8,477
	Daishi Hokuetsu Financial Group Inc.	333,142	8,444
[1]	Bic Camera Inc.	1,142,559	8,433
	Fancl Corp.	550,389	8,398
	NIPPON REIT Investment Corp.	3,514	8,388
	Fujitsu General Ltd.	445,601	8,372
	Okumura Corp.	278,777	8,371
	Izumi Co. Ltd.	313,781	8,309
	Japan Elevator Service Holdings Co. Ltd.	561,057	8,218
*	Hino Motors Ltd.	2,140,607	8,165
	Toagosei Co. Ltd.	903,396	8,113
[1]	Kyoritsu Maintenance Co. Ltd.	194,194	8,082
	PALTAC Corp.	252,619	7,913
	AEON Financial Service Co. Ltd.	916,849	7,904
	Resorttrust Inc.	524,220	7,823
	Kureha Corp.	140,404	7,806

		Shares	Market Value ($000)
	Heiwa Real Estate REIT Inc.	7,968	7,806
[1]	H2O Retailing Corp.	642,284	7,801
	Nisshinbo Holdings Inc.	1,049,091	7,796
[1]	Hokuetsu Corp.	1,074,454	7,790
	Tadano Ltd.	917,967	7,788
	Furukawa Electric Co. Ltd.	488,137	7,773
	Kandenko Co. Ltd.	838,572	7,722
*	PeptiDream Inc.	713,343	7,677
	San-In Godo Bank Ltd.	1,178,112	7,614
	Glory Ltd.	381,172	7,599
[1]	Anritsu Corp.	1,053,828	7,519
	Sakata Seed Corp.	257,093	7,470
	Nipro Corp.	924,333	7,466
	Nippon Soda Co. Ltd.	199,175	7,324
[1]	ARE Holdings Inc.	576,826	7,315
	Hitachi Zosen Corp.	1,305,645	7,312
	NS Solutions Corp.	255,340	7,261
	Kusuri no Aoki Holdings Co. Ltd.	125,402	7,260
*	Hokuriku Electric Power Co.	1,345,513	7,246
	Osaka Soda Co. Ltd.	168,173	7,238
	Okasan Securities Group Inc.	1,546,948	7,185
	OSG Corp.	610,789	7,182
	Information Services International-Dentsu Ltd.	187,190	7,151
	Japan Aviation Electronics Industry Ltd.	358,266	7,122
	NEC Networks & System Integration Corp.	540,244	7,094
	Pola Orbis Holdings Inc.	590,787	7,090
	Acom Co. Ltd.	3,035,125	7,076
	GMO internet group Inc.	454,856	7,033
	Makino Milling Machine Co. Ltd.	161,133	7,028
	Benesse Holdings Inc.	573,884	7,019
[1]	H.U. Group Holdings Inc.	412,553	7,001
	Duskin Co. Ltd.	321,494	6,965
	Ferrotec Holdings Corp.	365,142	6,965
	Jaccs Co. Ltd.	201,523	6,957
	Japan Material Co. Ltd.	453,588	6,945
	As One Corp.	188,653	6,875
*	Appier Group Inc.	638,800	6,796
	Juroku Financial Group Inc.	270,994	6,780
	DeNA Co. Ltd.	673,505	6,767
	SMS Co. Ltd.	398,189	6,767
	Tokyo Steel Manufacturing Co. Ltd.	600,715	6,766
	Toei Co. Ltd.	53,446	6,711
	Tsubakimoto Chain Co.	259,286	6,710
*	Nippon Paper Industries Co. Ltd.	743,947	6,705
	Heiwa Real Estate Co. Ltd.	251,605	6,693
	Taikisha Ltd.	217,824	6,581
	DTS Corp.	308,102	6,573
[1]	NTN Corp.	3,436,339	6,542
	Inabata & Co. Ltd.	309,735	6,480
	Saizeriya Co. Ltd.	198,427	6,426
	CKD Corp.	466,452	6,413
	Ain Holdings Inc.	216,665	6,388
[1]	Sumitomo Warehouse Co. Ltd.	397,758	6,342
	Global One Real Estate Investment Corp.	8,209	6,302
[1]	EDION Corp.	636,668	6,297
	Hokkaido Electric Power Co. Inc.	1,444,236	6,282
	Create Restaurants Holdings Inc.	817,818	6,245
	Outsourcing Inc.	808,724	6,241

		Shares	Market Value ($000)
	Fukuoka REIT Corp.	5,866	6,237
	Kumagai Gumi Co. Ltd.	263,150	6,202
	Japan Securities Finance Co. Ltd.	646,038	6,198
[1]	Sumitomo Osaka Cement Co. Ltd.	251,162	6,174
	Monogatari Corp.	223,262	6,166
	Kaken Pharmaceutical Co. Ltd.	263,106	6,152
	Tokyo Kiraboshi Financial Group Inc.	203,840	6,135
	Suruga Bank Ltd.	1,444,604	6,108
	Tokai Rika Co. Ltd.	388,941	6,095
	Aichi Financial Group Inc.	371,685	6,084
	Lintec Corp.	376,012	6,011
	Mani Inc.	492,892	5,977
	Hyakugo Bank Ltd.	1,662,774	5,956
	Aiful Corp.	2,285,347	5,930
	Kaga Electronics Co. Ltd.	136,807	5,926
[1]	Heiwa Corp.	412,218	5,916
	Digital Garage Inc.	257,352	5,914
	Fukuyama Transporting Co. Ltd.	224,731	5,903
	Takuma Co. Ltd.	570,639	5,901
	Organo Corp.	210,388	5,900
	Seria Co. Ltd.	397,852	5,857
	Senko Group Holdings Co. Ltd.	832,065	5,832
	TOKAI Holdings Corp.	941,587	5,829
*	Sosei Group Corp.	583,400	5,820
	FP Corp.	362,138	5,815
	Hokkoku Financial Holdings Inc.	167,153	5,808
	Fuji Kyuko Co. Ltd.	185,458	5,774
	Nippn Corp.	396,519	5,764
	Shoei Co. Ltd.	371,772	5,688
	Royal Holdings Co. Ltd.	320,180	5,685
	DCM Holdings Co. Ltd.	699,339	5,681
	Katitas Co. Ltd.	385,563	5,613
	Kumiai Chemical Industry Co. Ltd.	757,116	5,609
	Tokai Tokyo Financial Holdings Inc.	1,727,304	5,600
	TKC Corp.	229,912	5,592
	Max Co. Ltd.	304,984	5,588
	C Uyemura & Co. Ltd.	88,600	5,583
	Kissei Pharmaceutical Co. Ltd.	245,258	5,554
	Itoham Yonekyu Holdings Inc.	204,603	5,543
*	Medley Inc.	172,900	5,543
	Riken Keiki Co. Ltd.	137,359	5,534
	Open Up Group Inc.	450,246	5,522
[1]	Ryosan Co. Ltd.	185,137	5,502
	Ichigo Office REIT Investment Corp.	9,367	5,482
*,1	Atom Corp.	915,140	5,459
	Justsystems Corp.	272,160	5,442
	JVCKenwood Corp.	1,187,973	5,421
[1]	Shochiku Co. Ltd.	78,514	5,405
	CRE Logistics REIT Inc.	4,913	5,394
	Round One Corp.	1,436,941	5,378
	Nihon Parkerizing Co. Ltd.	727,226	5,373
	Towa Corp.	193,115	5,350
	Nishimatsu Construction Co. Ltd.	215,298	5,339
	Fuji Oil Holdings Inc.	351,665	5,333
	Rorze Corp.	77,372	5,329
	Daio Paper Corp.	650,627	5,324
	Joyful Honda Co. Ltd.	450,649	5,298
	Monex Group Inc.	1,424,241	5,297

		Shares	Market Value ($000)
	Nippon Light Metal Holdings Co. Ltd.	469,998	5,285
	North Pacific Bank Ltd.	2,188,842	5,282
	Star Asia Investment Corp.	13,565	5,250
	Menicon Co. Ltd.	404,877	5,205
[1]	Seiren Co. Ltd.	331,369	5,192
*	Sansan Inc.	619,495	5,186
	Trusco Nakayama Corp.	316,084	5,173
	Daihen Corp.	152,734	5,168
	KYB Corp.	159,766	5,167
	Yodogawa Steel Works Ltd.	216,571	5,129
	Megmilk Snow Brand Co. Ltd.	332,494	5,098
[1]	Mixi Inc.	318,083	5,041
	Shibaura Machine Co. Ltd.	182,248	5,022
	Hosiden Corp.	391,190	5,014
	Paramount Bed Holdings Co. Ltd.	317,338	4,994
[1]	Mitsui-Soko Holdings Co. Ltd.	173,367	4,990
	Eizo Corp.	147,077	4,984
	Nisshin Oillio Group Ltd.	177,473	4,967
[1]	Mitsuboshi Belting Ltd.	161,861	4,964
	Autobacs Seven Co. Ltd.	468,563	4,960
	Hankyu Hanshin REIT Inc.	5,235	4,941
	Nitto Boseki Co. Ltd.	211,723	4,935
	KOMEDA Holdings Co. Ltd.	253,906	4,923
	Ichibanya Co. Ltd.	134,846	4,916
	Toyobo Co. Ltd.	679,815	4,896
	Ariake Japan Co. Ltd.	144,130	4,892
	Kiyo Bank Ltd.	488,827	4,890
	Meidensha Corp.	325,839	4,888
	Arcs Co. Ltd.	266,468	4,854
	Raito Kogyo Co. Ltd.	350,905	4,842
	Maruha Nichiro Corp.	280,388	4,811
	Nitto Kogyo Corp.	198,601	4,760
	Mitsubishi Logisnext Co. Ltd.	519,113	4,738
	Senshu Ikeda Holdings Inc.	2,207,968	4,736
	Sumitomo Pharma Co. Ltd.	1,319,201	4,719
	Toyo Construction Co. Ltd.	577,940	4,708
	Mizuno Corp.	148,361	4,698
	UACJ Corp.	224,098	4,698
	Kohnan Shoji Co. Ltd.	179,147	4,674
	Valor Holdings Co. Ltd.	319,435	4,671
	Musashino Bank Ltd.	251,563	4,642
	Iino Kaiun Kaisha Ltd.	651,679	4,570
	Oki Electric Industry Co. Ltd.	675,497	4,546
	SOSiLA Logistics REIT Inc.	5,501	4,543
	Japan Wool Textile Co. Ltd.	502,627	4,522
	Yokogawa Bridge Holdings Corp.	242,071	4,519
	Kitz Corp.	652,961	4,514
[1]	AZ-COM Maruwa Holdings Inc.	317,082	4,511
	Taiyo Holdings Co. Ltd.	262,759	4,500
	Ai Holdings Corp.	283,982	4,496
	Nichicon Corp.	476,115	4,484
	Nextage Co. Ltd.	293,883	4,481
	Infomart Corp.	1,664,612	4,464
	SKY Perfect JSAT Holdings Inc.	953,976	4,461
	Totetsu Kogyo Co. Ltd.	227,139	4,457
	JAFCO Group Co. Ltd.	405,113	4,456
	TBS Holdings Inc.	264,862	4,453
[1]	Matsui Securities Co. Ltd.	810,472	4,452

		Shares	Market Value ($000)
	Nanto Bank Ltd.	249,131	4,430
	Toshiba TEC Corp.	193,988	4,428
	Simplex Holdings Inc.	244,505	4,424
	Iriso Electronics Co. Ltd.	157,133	4,407
	JCR Pharmaceuticals Co. Ltd.	441,349	4,405
	San-A Co. Ltd.	137,735	4,404
	ARCLANDS Corp.	412,113	4,398
	Ryobi Ltd.	216,411	4,395
	Advance Logistics Investment Corp.	5,213	4,390
	Noevir Holdings Co. Ltd.	123,984	4,384
	San-Ai Obbli Co. Ltd.	412,687	4,373
	Takara Standard Co. Ltd.	352,937	4,370
	Nojima Corp.	499,684	4,368
	Tri Chemical Laboratories Inc.	210,959	4,363
	Mitsubishi Pencil Co. Ltd.	339,876	4,360
[1]	MOS Food Services Inc.	197,569	4,350
	Komeri Co. Ltd.	206,303	4,348
	Starts Corp. Inc.	222,637	4,345
	PAL GROUP Holdings Co. Ltd.	335,380	4,344
	Itochu Techno-Solutions Corp.	150,300	4,334
[1]	Bank of Nagoya Ltd.	123,744	4,293
	Nichiha Corp.	217,643	4,279
	Wacom Co. Ltd.	1,078,135	4,272
	Sanki Engineering Co. Ltd.	392,966	4,263
	Showa Sangyo Co. Ltd.	208,457	4,260
	ZERIA Pharmaceutical Co. Ltd.	285,918	4,241
	Toyo Ink SC Holdings Co. Ltd.	271,115	4,237
	Noritake Co. Ltd.	101,848	4,233
	KH Neochem Co. Ltd.	275,345	4,222
	Mochida Pharmaceutical Co. Ltd.	189,462	4,221
	Awa Bank Ltd.	274,599	4,205
	Ogaki Kyoritsu Bank Ltd.	303,140	4,203
	Daiei Kankyo Co. Ltd.	297,200	4,192
	Funai Soken Holdings Inc.	238,332	4,158
	Zojirushi Corp.	348,253	4,151
	Kato Sangyo Co. Ltd.	156,021	4,145
	Adastria Co. Ltd.	214,897	4,144
	Heiwado Co. Ltd.	237,492	4,144
	Ohsho Food Service Corp.	88,688	4,100
	Mirai Corp.	12,937	4,100
	ASKUL Corp.	312,702	4,097
	Keiyo Bank Ltd.	884,978	4,093
*	Leopalace21 Corp.	1,866,340	4,090
	Exedy Corp.	233,160	4,076
	Financial Partners Group Co. Ltd.	451,808	4,060
	Nippon Densetsu Kogyo Co. Ltd.	276,755	4,059
	Aoyama Trading Co. Ltd.	362,272	4,046
	Toyo Tanso Co. Ltd.	111,278	4,030
	GungHo Online Entertainment Inc.	255,118	4,027
[1]	Idec Corp.	201,371	3,993
	Yamazen Corp.	508,144	3,993
	Okinawa Cellular Telephone Co.	184,663	3,976
	Milbon Co. Ltd.	142,919	3,972
*	Nippon Sheet Glass Co. Ltd.	732,543	3,960
	Japan Lifeline Co. Ltd.	508,419	3,954
	Transcosmos Inc.	184,661	3,943
	Create SD Holdings Co. Ltd.	174,004	3,943
	Kyorin Pharmaceutical Co. Ltd.	321,706	3,937

		Shares	Market Value ($000)
	Nomura Co. Ltd.	616,557	3,934
[1]	Toei Animation Co. Ltd.	44,500	3,931
*,1	HIS Co. Ltd.	324,944	3,920
	Dip Corp.	159,089	3,916
	Seiko Group Corp.	223,565	3,903
[1]	Hiday Hidaka Corp.	214,885	3,900
	Fuso Chemical Co. Ltd.	147,874	3,880
	Topre Corp.	341,408	3,874
	Fuji Seal International Inc.	324,030	3,859
	Elecom Co. Ltd.	330,048	3,843
	Systena Corp.	2,134,798	3,837
	Towa Pharmaceutical Co. Ltd.	201,562	3,827
	Gunze Ltd.	126,906	3,825
	Fuji Media Holdings Inc.	356,233	3,816
	Base Co. Ltd.	132,506	3,815
	MCJ Co. Ltd.	508,526	3,814
	Earth Corp.	115,435	3,799
	I'll Inc.	145,985	3,792
	Nishimatsuya Chain Co. Ltd.	346,975	3,778
[1]	Intage Holdings Inc.	252,576	3,775
	Arata Corp.	101,193	3,775
	Musashi Seimitsu Industry Co. Ltd.	347,367	3,772
	Enplas Corp.	53,890	3,763
	Life Corp.	154,402	3,760
	Shinmaywa Industries Ltd.	440,711	3,754
	Prima Meat Packers Ltd.	227,379	3,730
	Itochu Enex Co. Ltd.	370,174	3,728
	Kanamoto Co. Ltd.	211,337	3,712
	TOMONY Holdings Inc.	1,205,004	3,710
[1]	Tocalo Co. Ltd.	406,203	3,695
	Yamae Group Holdings Co. Ltd.	150,300	3,682
	Tsuburaya Fields Holdings Inc.	268,558	3,678
	Noritsu Koki Co. Ltd.	165,179	3,671
	West Holdings Corp.	170,100	3,652
	Nachi-Fujikoshi Corp.	135,926	3,650
	Nagawa Co. Ltd.	78,253	3,639
	Meiko Electronics Co. Ltd.	160,405	3,632
	Bando Chemical Industries Ltd.	328,485	3,600
	Micronics Japan Co. Ltd.	254,605	3,599
	Sanyo Special Steel Co. Ltd.	182,083	3,583
	KeePer Technical Laboratory Co. Ltd.	91,733	3,571
*	euglena Co. Ltd.	669,925	3,570
	Toa Corp.	141,641	3,553
	Central Glass Co. Ltd.	179,190	3,551
	Orient Corp.	455,869	3,537
	Megachips Corp.	126,365	3,530
	Hyakujushi Bank Ltd.	200,998	3,524
	T Hasegawa Co. Ltd.	172,126	3,508
	Okamoto Industries Inc.	103,278	3,501
[1]	SBI Sumishin Net Bank Ltd.	334,900	3,495
	SAMTY Co. Ltd.	218,885	3,472
[1]	Kura Sushi Inc.	153,030	3,471
	FCC Co. Ltd.	275,847	3,470
	Takara Leben Real Estate Investment Corp.	5,337	3,466
	Tokyo Electron Device Ltd.	146,367	3,462
	en japan Inc.	221,404	3,444
	Pacific Industrial Co. Ltd.	357,341	3,423
	Nissha Co. Ltd.	304,332	3,418

		Shares	Market Value ($000)
[1]	Nippon Yakin Kogyo Co. Ltd.	110,137	3,417
	eGuarantee Inc.	260,575	3,393
	Raiznext Corp.	348,000	3,379
	Takara Bio Inc.	362,523	3,351
	Hioki EE Corp.	69,312	3,345
	Star Micronics Co. Ltd.	266,620	3,344
	UT Group Co. Ltd.	224,366	3,342
	Mitsubishi Shokuhin Co. Ltd.	127,612	3,331
[1]	Shibaura Mechatronics Corp.	70,800	3,325
	One REIT Inc.	1,917	3,323
	Amvis Holdings Inc.	191,015	3,321
	Benefit One Inc.	459,055	3,315
	Hirata Corp.	66,174	3,312
	Belc Co. Ltd.	71,902	3,303
	Shoei Foods Corp.	101,264	3,291
*	Raksul Inc.	370,392	3,290
	JCU Corp.	158,136	3,284
	Chugoku Marine Paints Ltd.	359,874	3,262
	Taihei Dengyo Kaisha Ltd.	120,003	3,262
	Tsurumi Manufacturing Co. Ltd.	158,840	3,258
	Ichigo Inc.	1,493,116	3,253
	Nittetsu Mining Co. Ltd.	97,176	3,253
	Yuasa Trading Co. Ltd.	117,711	3,252
	Restar Holdings Corp.	198,727	3,252
	Maxell Ltd.	290,091	3,245
	S Foods Inc.	144,388	3,231
	Valqua Ltd.	116,273	3,217
	Maeda Kosen Co. Ltd.	160,277	3,203
	Aeon Delight Co. Ltd.	145,262	3,198
	Sakata INX Corp.	370,748	3,190
	Nippon Pillar Packing Co. Ltd.	122,349	3,190
	Sumitomo Mitsui Construction Co. Ltd.	1,159,516	3,189
	Hamakyorex Co. Ltd.	116,709	3,168
	Chudenko Corp.	196,146	3,166
	Sekisui Jushi Corp.	198,523	3,163
	Nitta Corp.	142,358	3,160
	Uchida Yoko Co. Ltd.	69,665	3,156
	Premium Group Co. Ltd.	296,300	3,155
	Morita Holdings Corp.	296,246	3,153
	Tamron Co. Ltd.	102,841	3,142
[1]	Retail Partners Co. Ltd.	268,335	3,129
*	Chiyoda Corp.	1,234,364	3,124
[1]	Toho Titanium Co. Ltd.	260,844	3,124
	Sanyo Denki Co. Ltd.	68,196	3,116
	Komehyo Holdings Co. Ltd.	80,600	3,103
	Wakita & Co. Ltd.	330,368	3,100
	Doutor Nichires Holdings Co. Ltd.	198,776	3,097
	Yonex Co. Ltd.	290,159	3,096
	Geo Holdings Corp.	194,348	3,087
[1]	Press Kogyo Co. Ltd.	668,639	3,080
	TSI Holdings Co. Ltd.	568,349	3,075
	Onward Holdings Co. Ltd.	881,370	3,073
	Tokyotokeiba Co. Ltd.	114,182	3,073
	Fuji Co. Ltd.	256,818	3,068
	Konishi Co. Ltd.	201,194	3,065
[1]	United Super Markets Holdings Inc.	428,201	3,063
	Token Corp.	57,356	3,059
	Starts Proceed Investment Corp.	2,086	3,054

		Shares	Market Value ($000)
	Maruzen Showa Unyu Co. Ltd.	120,246	3,043
	Shizuoka Gas Co. Ltd.	446,172	3,040
[1]	Kisoji Co. Ltd.	184,419	3,029
[1]	OSAKA Titanium Technologies Co. Ltd.	148,280	3,015
	Nishio Holdings Co. Ltd.	127,685	3,014
[1]	Ringer Hut Co. Ltd.	193,141	3,006
	Ricoh Leasing Co. Ltd.	102,253	2,999
	Kameda Seika Co. Ltd.	109,130	2,990
	Konoike Transport Co. Ltd.	230,760	2,984
	Yellow Hat Ltd.	234,633	2,977
	Nikkiso Co. Ltd.	438,186	2,968
	Hogy Medical Co. Ltd.	138,908	2,967
	Piolax Inc.	193,881	2,966
	Prestige International Inc.	713,611	2,949
	Nippon Seiki Co. Ltd.	377,950	2,949
	Infocom Corp.	159,965	2,941
	Change Holdings Inc.	249,489	2,929
	Fukushima Galilei Co. Ltd.	89,843	2,915
	Oiles Corp.	216,166	2,902
	Aida Engineering Ltd.	431,540	2,890
	Tosei Corp.	223,802	2,887
	Fujimori Kogyo Co. Ltd.	115,120	2,859
	Optex Group Co. Ltd.	263,587	2,851
[1]	Kosaido Holdings Co. Ltd.	143,700	2,851
	Koshidaka Holdings Co. Ltd.	361,716	2,837
	Nissan Shatai Co. Ltd.	493,797	2,822
	Usen-Next Holdings Co. Ltd.	126,044	2,822
	Mitsuuroko Group Holdings Co. Ltd.	329,914	2,821
	BML Inc.	150,830	2,817
	Sintokogio Ltd.	384,346	2,810
	Future Corp.	276,676	2,781
	Okinawa Electric Power Co. Inc.	369,863	2,777
	Nippon Signal Company Ltd.	441,441	2,775
	PHC Holdings Corp.	271,698	2,769
	United Arrows Ltd.	211,136	2,765
	Shibuya Corp.	164,721	2,763
	Riso Kagaku Corp.	176,878	2,762
*	RENOVA Inc.	366,079	2,762
	Siix Corp.	271,574	2,761
	Axial Retailing Inc.	110,319	2,761
[1]	Hakuto Co. Ltd.	81,557	2,761
	Comture Corp.	178,149	2,756
	Tokyu Construction Co. Ltd.	525,366	2,739
	Furukawa Co. Ltd.	243,916	2,738
	Toho Bank Ltd.	1,452,082	2,737
	Health Care & Medical Investment Corp.	2,801	2,729
	Procrea Holdings Inc.	208,536	2,729
	Nagaileben Co. Ltd.	191,081	2,722
	Daiichi Jitsugyo Co. Ltd.	218,169	2,716
	Sumida Corp.	266,273	2,716
	Bell System24 Holdings Inc.	256,903	2,715
	Koa Corp.	224,807	2,702
	Cybozu Inc.	199,532	2,699
	Tachibana Eletech Co. Ltd.	144,106	2,698
*,1	W-Scope Corp.	397,880	2,698
	Ishihara Sangyo Kaisha Ltd.	272,197	2,694
	TPR Co. Ltd.	220,475	2,690
	Hosokawa Micron Corp.	97,586	2,674

		Shares	Market Value ($000)
	Noritz Corp.	251,490	2,665
	Zuken Inc.	109,866	2,651
	Bunka Shutter Co. Ltd.	358,378	2,649
	Anicom Holdings Inc.	644,480	2,648
	Marusan Securities Co. Ltd.	473,519	2,647
	Samty Residential Investment Corp.	3,422	2,639
[1]	Kyokuto Kaihatsu Kogyo Co. Ltd.	223,067	2,625
[1]	Yokorei Co. Ltd.	323,168	2,617
	Tosei REIT Investment Corp.	2,780	2,616
	Tsugami Corp.	337,407	2,612
	Shima Seiki Manufacturing Ltd.	218,507	2,611
	Mitsui DM Sugar Holdings Co. Ltd.	129,584	2,609
	ARTERIA Networks Corp.	195,833	2,594
	Shikoku Kasei Holdings Corp.	234,615	2,590
	Universal Entertainment Corp.	175,726	2,590
	Integrated Design & Engineering Holdings Co. Ltd.	108,304	2,588
	Roland Corp.	94,318	2,582
	Japan Pulp & Paper Co. Ltd.	78,863	2,576
	Argo Graphics Inc.	116,001	2,574
	Mandom Corp.	278,641	2,569
	MEC Co. Ltd.	103,894	2,566
	Mitsui E&S Co. Ltd.	661,069	2,563
	Strike Co. Ltd.	114,306	2,558
[1]	Daikoku Denki Co. Ltd.	71,000	2,553
	Ryoyo Electro Corp.	116,053	2,552
	Doshisha Co. Ltd.	170,936	2,548
	Oyo Corp.	152,303	2,536
	SBS Holdings Inc.	135,093	2,531
	Sato Holdings Corp.	179,358	2,531
	YAMABIKO Corp.	262,354	2,523
	Shin-Etsu Polymer Co. Ltd.	281,625	2,517
	CTI Engineering Co. Ltd.	83,800	2,516
[1]	J Trust Co. Ltd.	785,585	2,512
	Torii Pharmaceutical Co. Ltd.	96,984	2,509
	SWCC Corp.	175,251	2,494
	Eagle Industry Co. Ltd.	220,049	2,490
	Aichi Steel Corp.	94,185	2,462
	Tama Home Co. Ltd.	103,433	2,462
	Yamanashi Chuo Bank Ltd.	221,527	2,460
	Tachi-S Co. Ltd.	216,032	2,458
	Daiken Corp.	122,719	2,456
	Futaba Industrial Co. Ltd.	479,228	2,450
	Nippon Kanzai Holdings Co. Ltd.	142,541	2,448
	Bank of the Ryukyus Ltd.	321,305	2,447
	Mitani Sekisan Co. Ltd.	79,337	2,441
	Meisei Industrial Co. Ltd.	361,023	2,440
	Avex Inc.	252,491	2,437
[1]	Nomura Micro Science Co. Ltd.	59,700	2,428
	Nippon Carbon Co. Ltd.	79,388	2,418
	Senshu Electric Co. Ltd.	102,518	2,418
	Tsukishima Holdings Co. Ltd.	273,806	2,415
	Altech Corp.	142,500	2,414
	Okinawa Financial Group Inc.	148,498	2,407
	Saibu Gas Holdings Co. Ltd.	186,537	2,406
	Genky DrugStores Co. Ltd.	65,060	2,405
	Keihanshin Building Co. Ltd.	261,962	2,403
	Aeon Hokkaido Corp.	410,422	2,393
[1]	Toyo Gosei Co. Ltd.	53,094	2,387

		Shares	Market Value ($000)
	Aisan Industry Co. Ltd.	265,483	2,373
	DyDo Group Holdings Inc.	64,399	2,372
	JINS Holdings Inc.	111,134	2,370
	Nichireki Co. Ltd.	177,202	2,367
	Komori Corp.	332,650	2,353
	WingArc1st Inc.	137,848	2,351
	ASAHI YUKIZAI Corp.	95,087	2,349
	Topy Industries Ltd.	137,851	2,346
	Curves Holdings Co. Ltd.	496,045	2,341
[1]	Furuya Metal Co. Ltd.	33,900	2,340
	Asanuma Corp.	97,400	2,338
	Kyoei Steel Ltd.	173,832	2,312
	Nippon Ceramic Co. Ltd.	129,415	2,303
	Miyazaki Bank Ltd.	123,729	2,298
	Asahi Diamond Industrial Co. Ltd.	387,374	2,293
	VT Holdings Co. Ltd.	670,377	2,292
	Digital Arts Inc.	73,985	2,286
*,1	PKSHA Technology Inc.	125,666	2,279
	Unipres Corp.	294,005	2,278
	Daikyonishikawa Corp.	421,988	2,271
	Sakai Moving Service Co. Ltd.	135,812	2,265
	KFC Holdings Japan Ltd.	112,981	2,264
	Gree Inc.	568,194	2,259
	Trancom Co. Ltd.	45,799	2,248
	Chofu Seisakusho Co. Ltd.	160,062	2,242
	Sala Corp.	440,300	2,241
	Joshin Denki Co. Ltd.	142,208	2,238
	Management Solutions Co. Ltd.	119,365	2,238
	Sanyo Chemical Industries Ltd.	81,020	2,218
	Qol Holdings Co. Ltd.	178,671	2,218
[1]	Tamura Corp.	593,561	2,216
	Takasago International Corp.	109,991	2,213
	Sumitomo Riko Co. Ltd.	295,709	2,210
[1]	Sankei Real Estate Inc.	3,606	2,207
	ESPEC Corp.	137,372	2,204
	HI-LEX Corp.	205,491	2,204
[1]	Gamecard-Joyco Holdings Inc.	77,700	2,204
	Bank of Iwate Ltd.	125,573	2,192
	Eiken Chemical Co. Ltd.	239,134	2,182
*,1	Septeni Holdings Co. Ltd.	787,300	2,179
	Oita Bank Ltd.	119,222	2,167
	METAWATER Co. Ltd.	173,835	2,167
	Sun Frontier Fudousan Co. Ltd.	214,357	2,158
	Tanseisha Co. Ltd.	344,879	2,156
	Nohmi Bosai Ltd.	182,281	2,155
	Totech Corp.	61,800	2,151
	San ju San Financial Group Inc.	173,147	2,148
	Kurabo Industries Ltd.	131,638	2,147
	Godo Steel Ltd.	69,951	2,146
	Starzen Co. Ltd.	123,860	2,145
	Sinko Industries Ltd.	144,838	2,142
	MARUKA FURUSATO Corp.	119,379	2,142
	Insource Co. Ltd.	309,480	2,141
	Osaka Organic Chemical Industry Ltd.	126,562	2,137
	Kanto Denka Kogyo Co. Ltd.	364,372	2,127
	Sinfonia Technology Co. Ltd.	197,175	2,118
	Hibiya Engineering Ltd.	134,652	2,103
[1]	GLOBERIDE Inc.	155,431	2,097

		Shares	Market Value ($000)
	Sumitomo Densetsu Co. Ltd.	113,058	2,097
	Mirarth Holdings Inc.	659,545	2,091
	Yondoshi Holdings Inc.	165,159	2,085
	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,083
	Broadleaf Co. Ltd.	618,928	2,075
	Fujicco Co. Ltd.	160,744	2,073
*	Vision Inc.	204,607	2,065
	Teikoku Sen-I Co. Ltd.	159,631	2,064
	Matsuya Co. Ltd.	305,147	2,063
	G-Tekt Corp.	169,201	2,059
	Kyokuyo Co. Ltd.	78,016	2,056
	Krosaki Harima Corp.	31,890	2,053
	RS Technologies Co. Ltd.	107,530	2,050
	Fujibo Holdings Inc.	85,248	2,049
	Hokuto Corp.	167,812	2,043
*	Modec Inc.	166,317	2,042
	Computer Engineering & Consulting Ltd.	191,104	2,038
	TRE Holdings Corp.	252,681	2,036
[1]	NS United Kaiun Kaisha Ltd.	77,227	2,033
[1]	Seikitokyu Kogyo Co. Ltd.	193,700	2,030
	Torishima Pump Manufacturing Co. Ltd.	159,594	2,028
	Mimasu Semiconductor Industry Co. Ltd.	109,173	2,025
[1]	Abalance Corp.	89,900	2,022
*	Fujio Food Group Inc.	216,873	2,011
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,009
	Sinanen Holdings Co. Ltd.	74,106	2,008
	Obara Group Inc.	77,792	2,006
	Canon Electronics Inc.	158,603	2,005
	Halows Co. Ltd.	71,294	2,004
[1]	Nittoku Co. Ltd.	121,700	2,003
*,1	Oisix ra daichi Inc.	186,059	1,999
	Sumitomo Seika Chemicals Co. Ltd.	65,978	1,998
	ESCON Japan REIT Investment Corp.	2,523	1,998
	Nissei ASB Machine Co. Ltd.	65,720	1,997
	Dai-Dan Co. Ltd.	200,992	1,995
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	1,986
	Takamatsu Construction Group Co. Ltd.	111,382	1,985
	France Bed Holdings Co. Ltd.	244,175	1,981
	Aiphone Co. Ltd.	98,445	1,973
	Weathernews Inc.	46,484	1,966
	Roland DG Corp.	86,406	1,965
	Oriental Shiraishi Corp.	891,876	1,961
	IDOM Inc.	401,195	1,956
	Anest Iwata Corp.	244,865	1,956
	Itochu-Shokuhin Co. Ltd.	42,613	1,949
	Union Tool Co.	75,041	1,944
	Nippon Fine Chemical Co. Ltd.	112,201	1,944
	Alconix Corp.	214,329	1,940
	Pack Corp.	91,967	1,939
	Transaction Co. Ltd.	155,200	1,936
*,1	Kappa Create Co. Ltd.	189,239	1,930
[1]	Pharma Foods International Co. Ltd.	189,650	1,930
	TV Asahi Holdings Corp.	169,603	1,917
	T-Gaia Corp.	162,311	1,916
[1]	Fukui Bank Ltd.	183,695	1,909
	AOKI Holdings Inc.	281,025	1,900
	Daiwa Industries Ltd.	205,518	1,896
	Happinet Corp.	112,920	1,886

		Shares	Market Value ($000)
	Daiki Aluminium Industry Co. Ltd.	216,180	1,886
	Yamagata Bank Ltd.	247,206	1,876
	Riken Technos Corp.	391,919	1,872
	FULLCAST Holdings Co. Ltd.	148,718	1,869
	JAC Recruitment Co. Ltd.	109,739	1,864
[1]	Ki-Star Real Estate Co. Ltd.	60,371	1,864
	Ines Corp.	169,350	1,862
[1]	Pressance Corp.	151,870	1,860
	TechMatrix Corp.	175,758	1,860
[1]	Shin Nippon Biomedical Laboratories Ltd.	148,621	1,859
	Tokai Corp.	146,368	1,859
	Matsuyafoods Holdings Co. Ltd.	67,483	1,855
	gremz Inc.	120,155	1,853
	LITALICO Inc.	137,552	1,847
	Riken Vitamin Co. Ltd.	124,218	1,842
*	Fujita Kanko Inc.	57,327	1,841
	Nafco Co. Ltd.	142,900	1,838
[1]	Inageya Co. Ltd.	188,634	1,835
[1]	Sanyo Electric Railway Co. Ltd.	126,920	1,833
	Yokowo Co. Ltd.	174,224	1,833
[1]	Snow Peak Inc.	230,946	1,830
	Nippon Thompson Co. Ltd.	494,192	1,828
	Shin Nippon Air Technologies Co. Ltd.	113,853	1,828
	Katakura Industries Co. Ltd.	156,210	1,823
	Yurtec Corp.	282,857	1,815
	Marudai Food Co. Ltd.	162,443	1,812
	Mitsubishi Research Institute Inc.	55,979	1,812
	Ehime Bank Ltd.	275,670	1,809
	ES-Con Japan Ltd.	287,751	1,794
	K&O Energy Group Inc.	102,552	1,794
	Japan Transcity Corp.	405,488	1,789
	Kamei Corp.	182,592	1,782
	Kurimoto Ltd.	96,444	1,778
	Nippon Denko Co. Ltd.	873,427	1,774
	J-Oil Mills Inc.	148,119	1,767
	Shikoku Bank Ltd.	260,392	1,767
[1]	Chubu Steel Plate Co. Ltd.	126,200	1,766
[1]	Key Coffee Inc.	130,419	1,764
	CMK Corp.	391,039	1,753
	Nichiden Corp.	105,183	1,751
	Sodick Co. Ltd.	356,787	1,745
	Nippon Road Co. Ltd.	138,460	1,740
[3]	Riken Corp.	71,263	1,737
	GMO Financial Holdings Inc.	355,600	1,727
	Shinko Shoji Co. Ltd.	216,046	1,714
	Denyo Co. Ltd.	120,017	1,707
	M&A Capital Partners Co. Ltd.	95,070	1,703
	Akita Bank Ltd.	126,125	1,701
	Icom Inc.	75,868	1,691
	Vital KSK Holdings Inc.	252,315	1,691
	Raysum Co. Ltd.	77,900	1,691
	Mie Kotsu Group Holdings Inc.	442,137	1,685
	Daikokutenbussan Co. Ltd.	39,968	1,684
	Belluna Co. Ltd.	373,488	1,679
	Sun Corp.	140,200	1,669
	Daito Pharmaceutical Co. Ltd.	105,400	1,655
	Tekken Corp.	115,988	1,650
	Furuno Electric Co. Ltd.	178,538	1,649

		Shares	Market Value ($000)
	Neturen Co. Ltd.	246,419	1,649
	Ichikoh Industries Ltd.	434,694	1,644
	Chori Co. Ltd.	82,072	1,643
	Tochigi Bank Ltd.	766,033	1,643
	Ryoden Corp.	105,576	1,642
	Goldcrest Co. Ltd.	110,753	1,641
	Shinnihon Corp.	199,948	1,641
	FIDEA Holdings Co. Ltd.	153,055	1,640
*	Nippon Chemi-Con Corp.	152,072	1,638
	Tsubaki Nakashima Co. Ltd.	313,676	1,634
	Matsuda Sangyo Co. Ltd.	102,737	1,628
[1]	KPP Group Holdings Co. Ltd.	353,200	1,620
	Nippon Parking Development Co. Ltd.	1,126,331	1,605
[1]	Rock Field Co. Ltd.	148,605	1,604
	Keiyo Co. Ltd.	291,683	1,602
	Pasona Group Inc.	145,892	1,593
*,1	Istyle Inc.	468,567	1,590
	Sparx Group Co. Ltd.	156,987	1,580
	Miroku Jyoho Service Co. Ltd.	143,048	1,575
	Yahagi Construction Co. Ltd.	186,629	1,569
	Sakai Chemical Industry Co. Ltd.	112,092	1,550
	Chiyoda Integre Co. Ltd.	83,747	1,549
	Tonami Holdings Co. Ltd.	49,874	1,546
	Elematec Corp.	124,883	1,543
*,1	giftee Inc.	162,630	1,543
	TOC Co. Ltd.	356,412	1,529
	Daiho Corp.	57,965	1,528
	SIGMAXYZ Holdings Inc.	145,392	1,528
	Okabe Co. Ltd.	303,587	1,523
	Wellneo Sugar Co. Ltd.	109,647	1,521
	World Co. Ltd.	138,847	1,521
	Nissin Corp.	84,954	1,519
	Onoken Co. Ltd.	131,959	1,518
	Tenma Corp.	95,161	1,518
	JSB Co. Ltd.	42,300	1,516
	Seikagaku Corp.	280,759	1,515
	Giken Ltd.	112,789	1,514
	Zenrin Co. Ltd.	246,063	1,502
	Kawada Technologies Inc.	35,767	1,497
	Vector Inc.	180,190	1,497
	Gakken Holdings Co. Ltd.	256,474	1,494
[1]	Sagami Holdings Corp.	166,467	1,488
[1]	Danieli & C Officine Meccaniche SpA Preference Shares	97,940	1,487
	YAKUODO Holdings Co. Ltd.	82,672	1,487
	Mitsuba Corp.	280,625	1,483
	Solasto Corp.	357,442	1,479
[1]	Alpen Co. Ltd.	113,991	1,474
[1]	Arisawa Manufacturing Co. Ltd.	207,500	1,470
	Stella Chemifa Corp.	70,695	1,467
	Hokkaido Gas Co. Ltd.	92,386	1,466
	COLOPL Inc.	371,626	1,466
	Cawachi Ltd.	88,031	1,464
[1]	SRA Holdings	62,823	1,464
	Shibusawa Warehouse Co. Ltd.	71,880	1,463
	ZIGExN Co. Ltd.	417,130	1,460
*,1	SRE Holdings Corp.	73,964	1,455
	Toa Corp. (XTKS)	186,191	1,451
	m-up Holdings Inc.	169,100	1,447

		Shares	Market Value ($000)
	Toenec Corp.	50,923	1,442
	Hoosiers Holdings Co. Ltd.	198,137	1,442
	Carta Holdings Inc.	168,789	1,440
[1]	Takatori Corp.	39,671	1,437
	Shinwa Co. Ltd.	90,412	1,434
	Fujiya Co. Ltd.	84,299	1,434
	Avant Group Corp.	164,400	1,430
	Kintetsu Department Store Co. Ltd.	74,618	1,426
	Chilled & Frozen Logistics Holdings Co. Ltd.	159,384	1,422
	Cosel Co. Ltd.	170,165	1,415
*,1	Demae-Can Co. Ltd.	573,600	1,412
*	PIA Corp.	57,053	1,403
	BRONCO BILLY Co. Ltd.	69,362	1,402
	Bank of Saga Ltd.	102,957	1,399
	Aichi Corp.	208,984	1,398
	S-Pool Inc.	436,825	1,393
[1]	eRex Co. Ltd.	269,621	1,380
	Honeys Holdings Co. Ltd.	131,390	1,377
	Osaki Electric Co. Ltd.	300,930	1,366
	JSP Corp.	99,924	1,365
	Rheon Automatic Machinery Co. Ltd.	152,242	1,357
[1]	Tatsuta Electric Wire & Cable Co. Ltd.	288,163	1,349
[1]	Mars Group Holdings Corp.	72,096	1,346
	Toyo Kanetsu KK	59,571	1,346
	NEC Capital Solutions Ltd.	61,730	1,342
	Toyo Corp.	153,649	1,341
	Dai Nippon Toryo Co. Ltd.	206,205	1,337
	Elan Corp.	243,586	1,334
	Chubu Shiryo Co. Ltd.	181,710	1,329
	Towa Bank Ltd.	314,177	1,323
	Macromill Inc.	269,181	1,318
[1]	YA-MAN Ltd.	194,248	1,314
	Nagatanien Holdings Co. Ltd.	88,086	1,313
	Proto Corp.	161,332	1,307
	EM Systems Co. Ltd.	265,349	1,305
	Central Security Patrols Co. Ltd.	62,215	1,300
	Daido Metal Co. Ltd.	341,156	1,300
	Sankyo Tateyama Inc.	205,761	1,298
	Marvelous Inc.	271,295	1,293
	JM Holdings Co. Ltd.	99,219	1,291
	Futaba Corp.	363,311	1,289
	Fukuda Corp.	39,735	1,287
	Fixstars Corp.	163,650	1,278
	JDC Corp.	288,219	1,278
	CI Takiron Corp.	331,500	1,272
	Tomoku Co. Ltd.	77,305	1,269
	DKK Co. Ltd.	79,428	1,268
*,1	Japan Display Inc.	4,984,772	1,263
	Nihon Nohyaku Co. Ltd.	287,263	1,261
	Tokushu Tokai Paper Co. Ltd.	55,106	1,260
	Koatsu Gas Kogyo Co. Ltd.	248,189	1,255
[1]	Remixpoint Inc.	915,438	1,255
	Softcreate Holdings Corp.	107,766	1,254
	Sankyo Seiko Co. Ltd.	236,436	1,253
	Riso Kyoiku Co. Ltd.	754,122	1,251
	LEC Inc.	195,753	1,239
	WATAMI Co. Ltd.	156,258	1,236
	Nichiban Co. Ltd.	100,009	1,223

		Shares	Market Value ($000)
[1]	Studio Alice Co. Ltd.	86,834	1,206
[1]	Airtrip Corp.	85,009	1,206
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,205
	Tayca Corp.	131,154	1,201
	Hodogaya Chemical Co. Ltd.	56,018	1,190
	SB Technology Corp.	78,834	1,189
	Toho Zinc Co. Ltd.	108,446	1,185
	Hochiki Corp.	109,276	1,182
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,182
	Kyodo Printing Co. Ltd.	56,296	1,181
	Moriroku Holdings Co. Ltd.	78,303	1,175
	St. Marc Holdings Co. Ltd.	92,569	1,172
	Okura Industrial Co. Ltd.	66,897	1,160
	Xebio Holdings Co. Ltd.	173,333	1,159
	Okuwa Co. Ltd.	198,244	1,154
	Ichiyoshi Securities Co. Ltd.	243,646	1,145
	Komatsu Matere Co. Ltd.	228,964	1,143
	Fudo Tetra Corp.	85,007	1,140
	World Holdings Co. Ltd.	70,135	1,138
	Nitto Kohki Co. Ltd.	86,600	1,136
	Sanoh Industrial Co. Ltd.	170,665	1,136
[1]	Midac Holdings Co. Ltd.	88,256	1,122
[1]	Aeon Fantasy Co. Ltd.	52,673	1,120
	G-7 Holdings Inc.	134,959	1,119
	Takaoka Toko Co. Ltd.	79,640	1,118
[1]	Sanei Architecture Planning Co. Ltd.	82,063	1,108
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,094
	CTS Co. Ltd.	233,828	1,093
	Osaka Steel Co. Ltd.	88,526	1,089
	Achilles Corp.	112,746	1,086
	Maxvalu Tokai Co. Ltd.	54,865	1,077
	Kyokuto Securities Co. Ltd.	171,859	1,068
	Feed One Co. Ltd.	200,035	1,065
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,063
	Maezawa Kyuso Industries Co. Ltd.	131,454	1,057
	JP-Holdings Inc.	466,003	1,050
	Seika Corp.	70,164	1,048
*	Pacific Metals Co. Ltd.	111,658	1,045
	Pronexus Inc.	132,644	1,041
	Asahi Co. Ltd.	122,110	1,035
[1]	Link & Motivation Inc.	354,959	1,030
[1]	Kansai Food Market Ltd.	106,166	1,028
	Chiyoda Co. Ltd.	167,035	1,024
	Nihon Chouzai Co. Ltd.	103,730	1,024
	Advan Group Co. Ltd.	145,032	1,023
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,017
	Fuji Pharma Co. Ltd.	129,413	1,008
	Kanaden Corp.	114,806	1,007
	Ebase Co. Ltd.	228,612	1,007
	CAC Holdings Corp.	84,413	995
[1]	Ministop Co. Ltd.	101,283	993
	Akatsuki Inc.	69,002	988
	ValueCommerce Co. Ltd.	115,611	984
	WDB Holdings Co. Ltd.	71,862	981
	ST Corp.	97,818	976
	Hisaka Works Ltd.	152,459	975
	Iseki & Co. Ltd.	123,029	972
	Optorun Co. Ltd.	79,205	972

		Shares	Market Value ($000)
	Tokyo Energy & Systems Inc.	145,980	965
	Yorozu Corp.	149,914	949
	Nippon Rietec Co. Ltd.	108,697	946
	Alpha Systems Inc.	49,538	939
[1]	Central Sports Co. Ltd.	57,029	924
	Tosho Co. Ltd.	121,563	924
	Tsutsumi Jewelry Co. Ltd.	56,370	924
	V Technology Co. Ltd.	65,653	911
	Taisei Lamick Co. Ltd.	45,721	911
	Taki Chemical Co. Ltd.	36,067	908
	Kenko Mayonnaise Co. Ltd.	93,001	906
	Yukiguni Maitake Co. Ltd.	149,269	898
	Tv Tokyo Holdings Corp.	45,183	897
	Fukui Computer Holdings Inc.	49,444	881
*	Atrae Inc.	125,093	877
	IR Japan Holdings Ltd.	75,174	875
[1]	Inui Global Logistics Co. Ltd.	98,653	872
	Rokko Butter Co. Ltd.	91,786	848
*	Optim Corp.	146,893	846
	Nippon Coke & Engineering Co. Ltd.	1,013,050	833
[1]	Kojima Co. Ltd.	193,855	827
	Shimizu Bank Ltd.	75,898	818
	Hito Communications Holdings Inc.	85,380	815
[1]	Tess Holdings Co. Ltd.	231,161	812
[3]	Nisso Corp.	157,507	811
[1]	Nakayama Steel Works Ltd.	133,863	809
	Nippon Sharyo Ltd.	57,131	802
[1]	CMIC Holdings Co. Ltd.	69,261	797
[1]	Kitanotatsujin Corp.	496,610	794
	MTI Ltd.	194,175	793
*	Gurunavi Inc.	375,096	792
	Inaba Seisakusho Co. Ltd.	76,413	790
*,1	Sourcenext Corp.	623,888	788
	Melco Holdings Inc.	37,690	785
*	TerraSky Co. Ltd.	57,646	782
	Arakawa Chemical Industries Ltd.	114,549	779
	Hokkan Holdings Ltd.	77,129	778
[1]	MedPeer Inc.	113,695	774
	Sanshin Electronics Co. Ltd.	52,811	768
	Oro Co. Ltd.	53,222	764
*	KNT-CT Holdings Co. Ltd.	84,869	760
	Nihon Trim Co. Ltd.	37,019	754
	Jamco Corp.	71,580	751
[1]	LIFULL Co. Ltd.	478,903	750
[1]	Amuse Inc.	71,194	748
	Pole To Win Holdings Inc.	211,751	746
	Shimojima Co. Ltd.	95,372	740
	Artnature Inc.	135,500	738
	Airport Facilities Co. Ltd.	195,162	737
*	Net Protections Holdings Inc.	322,800	733
	Yushin Precision Equipment Co. Ltd.	156,000	714
	Furukawa Battery Co. Ltd.	107,297	699
[1]	Yamashin-Filter Corp.	300,744	698
	Tokyo Rakutenchi Co. Ltd.	25,050	697
	Aruhi Corp.	113,295	693
	GMO GlobalSign Holdings KK	37,641	690
	Fuso Pharmaceutical Industries Ltd.	51,742	683
	FAN Communications Inc.	253,644	675

		Shares	Market Value ($000)
*,1	Taiko Pharmaceutical Co. Ltd.	284,825	672
	Digital Holdings Inc.	99,939	665
	Cleanup Corp.	135,488	650
	DKS Co. Ltd.	54,542	634
	Gecoss Corp.	95,935	630
	Medical Data Vision Co. Ltd.	116,903	628
	Fibergate Inc.	70,741	628
*	Kourakuen Holdings Corp.	90,163	617
	Corona Corp.	97,486	616
	I-PEX Inc.	56,442	601
*,1	FDK Corp.	109,288	598
	Chuo Spring Co. Ltd.	107,880	583
	Taiho Kogyo Co. Ltd.	96,611	581
	BrainPad Inc.	98,930	571
[1]	Kamakura Shinsho Ltd.	133,163	555
*,1	Open Door Inc.	94,896	547
	Japan Best Rescue System Co. Ltd.	114,186	541
	Direct Marketing MiX Inc.	170,483	533
[1]	Ohara Inc.	61,097	530
	Sekisui Kasei Co. Ltd.	166,741	516
*,1	CHIMNEY Co. Ltd.	53,904	516
*	Akebono Brake Industry Co. Ltd.	542,566	508
*	Daisyo Corp.	67,791	505
	Tokyo Individualized Educational Institute Inc.	140,337	460
	Kanamic Network Co. Ltd.	129,606	451
	Takamiya Co. Ltd.	136,908	450
	Japan Medical Dynamic Marketing Inc.	88,564	446
	Ubicom Holdings Inc.	47,071	424
[1]	Enigmo Inc.	171,056	419
	Raccoon Holdings Inc.	82,790	418
*,1	Gunosy Inc.	102,774	417
*	RPA Holdings Inc.	191,370	411
	Tokyo Base Co. Ltd.	168,771	381
	Media Do Co. Ltd.	42,088	332
	Linical Co. Ltd.	68,678	311
	Robot Home Inc.	224,508	306
	Wowow Inc.	35,634	271
*	COOKPAD Inc.	271,541	258
*,1	Right On Co. Ltd.	65,911	225
			34,418,087
Netherlands (3.3%)
	ASML Holding NV	3,164,021	1,862,819
	ING Groep NV	28,922,401	381,199
*	Prosus NV	12,384,706	364,928
	Wolters Kluwer NV	1,969,690	238,481
	Koninklijke Ahold Delhaize NV	7,784,550	234,624
	Heineken NV	2,245,100	197,931
*,2	Adyen NV	236,316	175,213
	Universal Music Group NV	6,013,865	156,939
	ASM International NV	374,838	156,530
	Koninklijke Philips NV	7,395,086	147,549
	DSM-Firmenich AG	1,389,816	117,443
	ArcelorMittal SA	3,980,157	99,647
	Akzo Nobel NV	1,368,596	98,674
	Koninklijke KPN NV	25,558,364	84,206
	Heineken Holding NV	1,052,037	79,283
	EXOR NV	819,053	72,444
	NN Group NV	2,259,151	72,424

		Shares	Market Value ($000)
	Aegon NV	13,570,473	65,406
	BE Semiconductor Industries NV	608,066	59,473
	IMCD NV	456,729	57,746
	Randstad NV	883,243	48,796
	ASR Nederland NV	1,166,771	43,657
[2]	ABN AMRO Bank NV GDR	3,060,440	43,252
	Aalberts NV	775,255	28,288
[2]	Signify NV	1,006,545	27,008
	JDE Peet's NV	967,130	27,004
	Arcadis NV	577,856	25,927
	OCI NV	773,133	21,499
*,2	Just Eat Takeaway.com NV	1,590,086	19,659
*	InPost SA	1,642,250	19,038
	Koninklijke Vopak NV	523,945	17,922
	SBM Offshore NV	1,262,906	16,557
	Allfunds Group plc	2,717,438	14,966
*	Fugro NV	902,750	13,839
*,1	Galapagos NV	388,971	13,394
	TKH Group NV	327,911	12,958
[2]	CTP NV	829,760	11,852
*,1,2	Basic-Fit NV	416,423	11,788
	APERAM SA	345,877	10,047
	Corbion NV	475,295	9,460
	Eurocommercial Properties NV	414,587	9,190
	Van Lanschot Kempen NV	298,547	8,009
	AMG Critical Materials NV	253,614	7,611
*,1,2	Alfen NV	171,381	7,235
[1]	PostNL NV	2,944,630	6,262
[1]	Majorel Group Luxembourg SA	170,754	5,351
	Wereldhave NV	319,751	5,082
	Sligro Food Group NV	274,380	4,858
	Koninklijke BAM Groep NV	2,191,327	4,649
	Flow Traders Ltd.	206,768	3,848
*	TomTom NV	534,389	3,804
	Vastned Retail NV	139,291	2,841
	NSI NV	138,374	2,624
[1]	Brunel International NV	161,212	2,213
[2]	B&S Group Sarl	204,477	757
*,1	Ebusco Holding NV	71,776	349
			5,234,553
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,589,409	59,172
	Auckland International Airport Ltd.	9,990,777	47,349
	Spark New Zealand Ltd.	14,765,089	42,506
	Infratil Ltd.	6,652,572	40,725
	Meridian Energy Ltd.	9,919,509	30,506
	Contact Energy Ltd.	6,317,103	30,436
	EBOS Group Ltd.	1,277,449	26,169
	Mainfreight Ltd.	644,026	25,146
	Mercury NZ Ltd.	5,494,820	20,078
	Ryman Healthcare Ltd.	4,799,669	18,126
	Fletcher Building Ltd.	6,256,892	17,589
	Chorus Ltd.	3,496,012	15,888
*	a2 Milk Co. Ltd.	5,738,753	15,665
	Summerset Group Holdings Ltd.	1,856,443	11,340
	Goodman Property Trust	8,911,889	11,296
	Precinct Properties New Zealand Ltd.	10,790,377	7,432
	SKYCITY Entertainment Group Ltd.	6,083,507	7,037

		Shares	Market Value ($000)
[1]	Freightways Group Ltd.	1,374,962	6,724
	Kiwi Property Group Ltd.	12,369,429	6,265
	Genesis Energy Ltd.	4,102,531	5,994
	Air New Zealand Ltd.	12,311,716	5,389
	Vital Healthcare Property Trust	4,033,950	5,127
	Heartland Group Holdings Ltd.	4,762,132	5,077
	Vector Ltd.	2,007,207	4,746
	Argosy Property Ltd.	6,819,358	4,572
	Stride Property Group	3,959,151	3,006
	Oceania Healthcare Ltd.	5,565,484	2,368
	SKY Network Television Ltd.	1,159,530	1,723
	Scales Corp. Ltd.	924,236	1,668
*	Synlait Milk Ltd.	824,176	706
			479,825
Norway (0.8%)
	Equinor ASA	7,470,456	244,822
	DNB Bank ASA	8,214,253	165,039
	Aker BP ASA	2,455,338	67,797
	Norsk Hydro ASA	10,664,203	66,735
	Mowi ASA	3,552,288	62,788
	Telenor ASA	5,039,105	57,147
	Yara International ASA	1,306,233	49,323
	Orkla ASA	6,116,906	45,687
	Storebrand ASA	3,325,787	27,005
	Subsea 7 SA	1,902,347	26,137
	Salmar ASA	507,943	25,726
	Kongsberg Gruppen ASA	596,455	24,582
*	Adevinta ASA	2,186,889	21,545
	TOMRA Systems ASA	1,884,571	21,416
	Bakkafrost P/F	408,243	20,809
	Gjensidige Forsikring ASA	1,352,894	19,852
	Schibsted ASA Class A	766,429	17,199
	SpareBank 1 SR-Bank ASA	1,422,699	16,293
*	Nordic Semiconductor ASA	1,510,828	15,531
	SpareBank 1 SMN	1,041,393	13,321
	Var Energi ASA	4,493,366	13,096
	TGS ASA	944,173	12,888
	Schibsted ASA Class B	611,760	12,704
*	Borr Drilling Ltd.	1,737,001	12,156
	Hafnia Ltd.	1,952,211	12,109
	Aker ASA Class A	190,994	11,737
	Borregaard ASA	796,853	11,725
*	Kahoot! ASA	3,016,810	9,744
	Leroy Seafood Group ASA	2,260,061	9,436
*	NEL ASA	11,809,543	9,175
	Protector Forsikring ASA	545,198	8,838
	Aker Solutions ASA	2,098,675	8,444
	Atea ASA	670,057	8,372
*,2	AutoStore Holdings Ltd.	5,703,696	8,017
	Veidekke ASA	877,270	7,997
[2]	BW LPG Ltd.	611,293	7,689
[2]	Europris ASA	1,291,108	7,198
	FLEX LNG Ltd.	239,486	7,139
	Wallenius Wilhelmsen ASA	830,955	6,558
[2]	Scatec ASA	958,759	5,627
	Sparebank 1 Oestlandet	443,894	5,530
	Stolt-Nielsen Ltd.	173,766	5,028
	Austevoll Seafood ASA	704,341	4,935

		Shares	Market Value ($000)
[2]	Entra ASA	575,266	4,907
	MPC Container Ships ASA	2,936,110	4,772
	DNO ASA	4,432,287	4,361
[2]	Elkem ASA	2,148,928	4,346
*,2	Crayon Group Holding ASA	643,766	3,970
	Hoegh Autoliners ASA	507,175	3,639
	Grieg Seafood ASA	455,078	3,321
	Bonheur ASA	157,700	3,297
	Wilh Wilhelmsen Holding ASA Class A	100,468	2,932
*	Aker Carbon Capture ASA	2,683,301	2,820
	Hexagon Composites ASA	996,007	2,547
	BW Offshore Ltd.	702,984	1,615
*	BW Energy Ltd.	575,675	1,470
*,1	Aker Horizons ASA	1,705,248	727
*	Hexagon Purus ASA	291,548	377
	Arendals Fossekompani ASA	4,188	54
			1,260,051
Poland (0.3%)
	ORLEN SA	4,621,534	61,918
*	Powszechna Kasa Oszczednosci Bank Polski SA	6,838,692	54,099
	Powszechny Zaklad Ubezpieczen SA	4,493,198	42,441
*,2	Dino Polska SA	386,236	31,302
	Bank Polska Kasa Opieki SA	1,259,695	28,968
	KGHM Polska Miedz SA	1,097,894	27,969
*,2	Allegro.eu SA	3,634,559	26,681
	LPP SA	8,893	26,394
*	Santander Bank Polska SA	266,935	21,914
[1]	CD Projekt SA	523,659	14,962
	KRUK SA	139,236	13,172
*	PGE Polska Grupa Energetyczna SA	7,093,957	12,131
	Grupa Kety SA	77,558	11,687
*	mBank SA	102,388	9,228
	Orange Polska SA	5,245,424	8,954
*	Alior Bank SA	741,045	8,752
	Asseco Poland SA	424,777	6,957
*	Bank Millennium SA	4,850,656	6,307
*	Tauron Polska Energia SA	7,560,344	6,198
*	Pepco Group NV	1,178,732	5,445
	Bank Handlowy w Warszawie SA	260,134	4,753
*,1	Jastrzebska Spolka Weglowa SA	415,290	4,167
*	Enea SA	2,063,071	3,440
*	Cyfrowy Polsat SA	1,220,416	3,370
*	AmRest Holdings SE	579,611	3,339
*	CCC SA	357,224	3,182
*,1	Grupa Azoty SA	372,022	2,090
	Warsaw Stock Exchange	205,245	1,754
*	Kernel Holding SA	25,202	40
			451,614
Portugal (0.2%)
	EDP - Energias de Portugal SA	24,132,877	100,343
	Galp Energia SGPS SA	4,016,808	59,497
	Jeronimo Martins SGPS SA	2,206,408	49,552
	EDP Renovaveis SA	2,369,237	38,802
*	Banco Comercial Portugues SA Class R	62,252,008	17,085
	REN - Redes Energeticas Nacionais SGPS SA	3,058,228	7,819
	Navigator Co. SA	2,036,714	7,675
	Sonae SGPS SA	7,312,464	7,102

		Shares	Market Value ($000)
	NOS SGPS SA	1,588,935	5,845
*,1	Greenvolt-Energias Renovaveis SA	505,367	2,846
	CTT-Correios de Portugal SA	738,537	2,710
	Corticeira Amorim SGPS SA	261,808	2,691
[1]	Altri SGPS SA	561,374	2,539
	Semapa-Sociedade de Investimento e Gestao	116,733	1,678
			306,184
Singapore (1.2%)
	DBS Group Holdings Ltd.	14,551,438	357,378
	Oversea-Chinese Banking Corp. Ltd.	28,177,031	263,513
	United Overseas Bank Ltd.	9,744,949	202,969
	Singapore Telecommunications Ltd.	60,233,593	106,619
	CapitaLand Ascendas REIT	28,588,328	57,339
	Keppel Corp. Ltd.	11,171,173	55,474
	CapitaLand Integrated Commercial Trust	40,709,637	54,938
	Singapore Airlines Ltd.	11,020,453	51,986
	Singapore Exchange Ltd.	6,591,469	46,892
	Capitaland Investment Ltd.	20,331,030	45,939
	Wilmar International Ltd.	16,694,400	45,430
	Singapore Technologies Engineering Ltd.	12,301,180	35,106
	Mapletree Logistics Trust	26,644,902	32,665
*	Seatrium Ltd.	326,211,907	31,897
	Genting Singapore Ltd.	46,690,928	28,824
	Sembcorp Industries Ltd.	7,270,913	27,025
	Mapletree Industrial Trust	15,867,849	26,194
	Mapletree Pan Asia Commercial Trust	18,337,782	19,138
	Venture Corp. Ltd.	2,101,236	18,973
	UOL Group Ltd.	3,968,858	18,565
	Jardine Cycle & Carriage Ltd.	792,018	18,465
	City Developments Ltd.	3,760,789	18,149
	Frasers Logistics & Commercial Trust	22,821,334	17,820
	Keppel DC REIT	10,247,872	15,560
	ComfortDelGro Corp. Ltd.	16,352,259	15,537
	NetLink NBN Trust	23,558,744	14,461
	Suntec REIT	16,974,181	14,375
	Frasers Centrepoint Trust	8,742,983	13,975
*,1	SATS Ltd.	6,766,003	12,842
	CapitaLand Ascott Trust	18,140,786	12,716
[1]	Keppel Infrastructure Trust	32,139,481	10,919
	Keppel REIT	17,469,218	10,904
	ESR-LOGOS REIT	49,785,057	10,169
	Parkway Life REIT	3,070,666	8,282
	Olam Group Ltd.	9,262,110	7,096
	Hutchison Port Holdings Trust	40,403,024	6,940
	Raffles Medical Group Ltd.	7,434,994	6,790
	Lendlease Global Commercial REIT	15,143,267	6,026
	Capitaland India Trust	7,834,094	6,005
[1]	CapitaLand China Trust	9,139,248	5,904
	AEM Holdings Ltd.	2,177,330	5,455
	PARAGON REIT	8,903,493	5,435
	CDL Hospitality Trusts	7,002,512	5,313
[1]	iFAST Corp. Ltd.	1,282,169	5,247
	AIMS APAC REIT	4,946,913	4,697
	First Resources Ltd.	4,088,332	4,564
[1]	Singapore Post Ltd.	11,873,268	4,203
	Starhill Global REIT	11,207,670	3,972
	Sheng Siong Group Ltd.	3,378,173	3,754
	StarHub Ltd.	4,489,674	3,642

		Shares	Market Value ($000)
	Far East Hospitality Trust	7,781,059	3,615
	Cromwell European REIT	2,640,526	3,572
	UMS Holdings Ltd.	3,553,992	3,370
	SIA Engineering Co. Ltd.	1,849,016	3,228
	Digital Core REIT Management Pte. Ltd.	5,711,170	3,020
	OUE Commercial REIT	16,662,635	2,863
	Hour Glass Ltd.	1,701,000	2,413
	Riverstone Holdings Ltd.	4,632,573	2,031
	Keppel Pacific Oak US REIT	7,131,557	1,569
	First REIT	9,128,516	1,534
	Silverlake Axis Ltd.	5,429,426	1,052
	Nanofilm Technologies International Ltd.	1,506,479	1,031
	Bumitama Agri Ltd.	2,273,308	947
	Manulife US REIT	13,166,219	750
*,1	COSCO Shipping International Singapore Co. Ltd.	7,561,216	696
	Prime US REIT	4,667,086	643
*	Yoma Strategic Holdings Ltd.	8,964,090	569
*,1,3	Ezra Holdings Ltd.	10,329,900	83
*,3	Eagle Hospitality Trust	4,532,200	—
			1,839,067
South Korea (4.4%)
	Samsung Electronics Co. Ltd. (XKRX)	37,961,953	1,919,134
	SK Hynix Inc.	4,320,257	365,773
[1]	POSCO Holdings Inc.	599,187	236,061
	NAVER Corp.	1,150,242	171,978
	Samsung SDI Co. Ltd. (XKRX)	419,012	158,350
	Hyundai Motor Co.	1,101,536	155,762
	LG Chem Ltd. (XKRX)	377,692	138,287
	KB Financial Group Inc.	3,017,387	123,070
	Kia Corp.	1,953,370	117,574
*,1	LG Energy Solution Ltd.	319,456	112,659
[1]	Shinhan Financial Group Co. Ltd.	3,948,243	103,911
[1]	Ecopro Co. Ltd.	153,122	101,641
[1]	Celltrion Inc.	883,061	91,120
	Hyundai Mobis Co. Ltd.	495,921	88,263
	Kakao Corp.	2,424,538	79,129
	Hana Financial Group Inc.	2,300,203	72,062
*,2	Samsung Biologics Co. Ltd.	141,317	71,335
[1]	Ecopro BM Co. Ltd.	366,098	68,388
	LG Electronics Inc. (XKRX)	858,868	64,087
[1]	POSCO Future M Co. Ltd.	227,270	60,124
	Samsung C&T Corp.	671,878	53,569
[1]	KT&G Corp.	825,428	52,714
*	SK Innovation Co. Ltd.	467,258	51,268
	Samsung Fire & Marine Insurance Co. Ltd.	257,583	49,540
	Woori Financial Group Inc.	5,266,715	47,743
	Samsung Electro-Mechanics Co. Ltd.	446,272	45,348
	LG Corp.	720,656	44,797
*,1	Doosan Enerbility Co. Ltd.	3,390,557	41,230
	Celltrion Healthcare Co. Ltd.	785,573	36,670
	Meritz Financial Group Inc.	806,348	33,000
	Samsung Life Insurance Co. Ltd.	593,119	30,855
	Korea Zinc Co. Ltd.	81,631	30,578
	SK Inc.	279,766	30,250
*	Samsung Heavy Industries Co. Ltd.	5,202,656	30,183
[1]	KakaoBank Corp.	1,705,812	29,521
	Samsung SDS Co. Ltd.	289,934	29,038
*	Samsung Engineering Co. Ltd.	1,262,539	28,252

		Shares	Market Value ($000)
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	343,503	28,231
[1]	HMM Co. Ltd.	2,328,951	28,092
*	Korea Electric Power Corp.	2,033,067	27,029
*	Krafton Inc.	231,407	25,830
*	HYBE Co. Ltd.	146,258	25,742
[1]	L&F Co. Ltd.	198,444	25,326
*	SK Square Co. Ltd.	789,906	24,800
	LG H&H Co. Ltd. (XKRX)	73,193	24,147
	Korean Air Lines Co. Ltd.	1,481,686	23,854
[1]	Yuhan Corp.	423,998	23,801
	DB Insurance Co. Ltd.	355,272	23,540
	Hanwha Aerospace Co. Ltd.	275,663	21,333
*,1	Kum Yang Co. Ltd.	235,921	20,901
	NCSoft Corp.	127,050	20,888
	Amorepacific Corp.	229,767	20,762
[1]	LG Innotek Co. Ltd.	112,919	20,461
[1]	Korea Aerospace Industries Ltd.	563,672	20,346
	Hyundai Glovis Co. Ltd.	146,917	20,052
	S-Oil Corp.	329,456	19,269
*,1	HLB Inc.	861,101	19,090
[1]	Posco International Corp.	361,754	19,005
	Hyundai Steel Co.	668,577	18,807
*	CosmoAM&T Co. Ltd.	169,026	18,611
*	Hanwha Solutions Corp.	831,384	18,330
	Industrial Bank of Korea	2,182,833	18,113
[1]	JYP Entertainment Corp.	217,884	18,092
*	LG Display Co. Ltd.	1,800,942	17,479
	Hankook Tire & Technology Co. Ltd.	591,895	17,314
[1]	Posco DX Co. Ltd.	417,866	16,702
[1]	Orion Corp.Republic of Korea	174,644	16,647
	HD Hyundai Co. Ltd.	337,942	16,597
	Hyundai Engineering & Construction Co. Ltd.	584,838	15,691
[1]	Hotel Shilla Co. Ltd.	245,686	15,376
[1]	Lotte Chemical Corp.	145,679	14,790
	Doosan Bobcat Inc.	390,264	14,730
*,1	SK Biopharmaceuticals Co. Ltd.	226,420	14,457
	CJ CheilJedang Corp. (XKRX)	61,038	13,856
	Coway Co. Ltd.	453,236	13,837
*,1	Alteogen Inc.	273,298	13,820
	Hanmi Semiconductor Co. Ltd.	353,126	13,744
	Samsung Securities Co. Ltd.	502,829	13,681
	Hanmi Pharm Co. Ltd.	60,901	13,500
*,1	Hyundai Heavy Industries Co. Ltd.	150,095	13,461
[1]	Kumho Petrochemical Co. Ltd.	135,081	13,403
	LG Uplus Corp.	1,682,859	12,923
	Korea Investment Holdings Co. Ltd.	304,346	11,950
*,1	Hyundai Rotem Co. Ltd.	575,907	11,827
	Hyundai Marine & Fire Insurance Co. Ltd.	469,343	11,269
	BNK Financial Group Inc.	2,189,389	11,100
*,2	SK IE Technology Co. Ltd.	202,962	11,089
	Fila Holdings Corp.	411,020	10,981
[1]	F&F Co. Ltd.	126,638	10,594
	GS Holdings Corp.	357,859	10,559
	LS Corp.	137,243	10,301
[1]	DB HiTek Co. Ltd.	282,364	10,210
	Mirae Asset Securities Co. Ltd.	2,084,957	9,959
*,1	Hyundai Mipo Dockyard Co. Ltd.	160,270	9,826
	Kangwon Land Inc.	859,103	9,613

		Shares	Market Value ($000)
*,1	SK Bioscience Co. Ltd.	190,046	9,565
*,1	Pearl Abyss Corp.	265,095	9,143
	NongShim Co. Ltd.	25,670	8,981
	Hanon Systems	1,284,472	8,956
*,1	Hanwha Ocean Co. Ltd.	384,456	8,773
	Hyundai Doosan Infracore Co. Ltd.	1,096,423	8,610
	HD Hyundai Electric Co Ltd.	174,759	8,588
[1]	SM Entertainment Co. Ltd.	89,092	8,471
	Youngone Corp.	235,853	8,430
[1]	LS Electric Co. Ltd.	121,134	8,387
	Cheil Worldwide Inc.	561,093	8,331
	JB Financial Group Co. Ltd.	1,129,985	8,322
[1]	LEENO Industrial Inc.	72,753	8,279
	HL Mando Co. Ltd.	265,029	8,248
	NH Investment & Securities Co. Ltd.	1,087,569	8,232
[1]	SKC Co. Ltd.	145,344	8,160
	E-MART Inc.	155,459	8,106
	Hansol Chemical Co. Ltd.	64,735	8,012
*,1	Celltrion Pharm Inc.	160,282	7,935
[1]	Hanjin Kal Corp.	251,755	7,899
[1]	Shinsegae Inc.	55,107	7,753
*,1	Rainbow Robotics	61,387	7,654
	IsuPetasys Co. Ltd.	369,206	7,573
*	Lunit Inc.	56,898	7,566
[1]	OCI Holdings Co. Ltd.	102,485	7,404
[1]	KIWOOM Securities Co. Ltd.	105,864	7,397
[1]	Medytox Inc.	39,470	7,393
	Hyundai Autoever Corp.	53,198	7,345
	Hanwha Corp. (XKRX)	408,321	7,242
[1]	Hyosung Advanced Materials Corp.	24,893	7,222
*	Hanall Biopharma Co. Ltd.	294,805	7,114
[1]	Pan Ocean Co. Ltd.	1,941,974	7,110
	DGB Financial Group Inc.	1,205,198	7,018
[1]	CJ Corp.	103,306	6,858
[1]	Eo Technics Co. Ltd.	66,099	6,846
[1]	BGF retail Co. Ltd.	64,638	6,757
	People & Technology Inc.	147,731	6,700
*	W Scope Chungju Plant Co. Ltd.	173,997	6,671
	S-1 Corp.	156,083	6,551
[1]	WONIK IPS Co. Ltd.	274,310	6,492
*	Hyosung Heavy Industries Corp.	50,954	6,415
[1]	CS Wind Corp.	157,153	6,332
*	SOLUM Co. Ltd.	275,530	6,298
*,1	Hyundai Bioscience Co. Ltd.	287,868	6,278
*,1	Sam Chun Dang Pharm Co. Ltd.	109,190	6,235
	Hyosung TNC Corp.	23,887	6,222
	KCC Corp.	33,685	6,142
*,1	Kakao Games Corp.	324,814	6,123
*	Hanwha Life Insurance Co. Ltd.	2,861,975	6,042
[1]	Advanced Nano Products Co. Ltd.	60,546	5,979
	Hyundai Wia Corp.	125,988	5,947
[1]	Dongjin Semichem Co. Ltd.	232,091	5,755
[1]	Hyundai Elevator Co. Ltd.	177,383	5,754
	Cosmax Inc.	60,099	5,739
[1]	HPSP Co. Ltd.	253,075	5,640
[1]	Hyundai Department Store Co. Ltd.	119,482	5,621
*,1	Oscotec Inc.	259,130	5,587
[1]	Soulbrain Co. Ltd.	32,821	5,561

		Shares	Market Value ($000)
[1]	Classys Inc.	197,259	5,508
	Samsung Card Co. Ltd.	244,167	5,506
[1]	LIG Nex1 Co. Ltd.	83,839	5,452
[1]	Jusung Engineering Co. Ltd.	272,969	5,437
[1]	DL E&C Co. Ltd.	235,535	5,427
*,1	Cosmochemical Co. Ltd.	191,476	5,419
[1,2]	Netmarble Corp.	172,944	5,386
	GS Retail Co. Ltd.	305,183	5,340
	LX Semicon Co. Ltd.	87,180	5,338
[1]	Hana Micron Inc.	282,088	5,226
	Daeduck Electronics Co. Ltd.	267,329	5,170
*,1	Kakaopay Corp.	170,687	5,146
[1]	LOTTE Fine Chemical Co. Ltd.	118,077	5,115
*,1	Daewoo Engineering & Construction Co. Ltd.	1,636,794	5,096
	GS Engineering & Construction Corp.	487,858	5,076
	Hyundai Construction Equipment Co. Ltd.	93,498	5,060
[1]	Lotte Energy Materials Corp.	170,754	5,019
[1]	Kolon Industries Inc.	145,435	4,921
	TCC Steel	134,975	4,918
	Sam-A Aluminum Co. Ltd.	64,454	4,859
[1]	Samyang Foods Co. Ltd.	32,003	4,780
[1]	KEPCO Engineering & Construction Co. Inc.	99,167	4,736
[1]	AMOREPACIFIC Group	207,673	4,683
[1]	Daejoo Electronic Materials Co. Ltd.	75,797	4,680
[1]	Hanmi Science Co. Ltd.	191,416	4,664
*,1	Chabiotech Co. Ltd.	343,656	4,661
[1]	Lotte Shopping Co. Ltd.	88,012	4,651
	Korean Reinsurance Co.	758,776	4,635
[1]	SK Networks Co. Ltd.	1,023,654	4,624
[1]	ISC Co. Ltd.	78,694	4,597
[1]	Kolmar Korea Co. Ltd.	120,622	4,564
[1]	Ecopro HN Co. Ltd.	86,750	4,563
	Chong Kun Dang Pharmaceutical Corp.	65,393	4,545
*,1	HLB Life Science Co. Ltd.	668,125	4,525
*,1	Paradise Co. Ltd.	372,930	4,487
[1]	Park Systems Corp.	36,972	4,464
[1]	PharmaResearch Co. Ltd.	47,384	4,435
*,1	Bioneer Corp.	170,935	4,422
[1]	Koh Young Technology Inc.	477,937	4,397
[1]	SIMMTECH Co. Ltd.	153,694	4,352
[1]	Hanwha Systems Co. Ltd.	474,148	4,304
	KEPCO Plant Service & Engineering Co. Ltd.	175,128	4,255
*,1	Hugel Inc.	44,882	4,147
	Dentium Co. Ltd.	52,329	4,131
*,1	Mezzion Pharma Co. Ltd.	132,584	4,085
*	OCI Co. Ltd.	44,937	4,055
[1]	YG Entertainment Inc.	86,996	4,052
*,1	LegoChem Biosciences Inc.	147,349	4,041
[1]	S&S Tech Corp.	123,278	4,025
[1]	Lotte Corp.	211,856	3,988
[1]	ST Pharm Co. Ltd.	69,859	3,954
[1]	LX International Corp.	185,031	3,908
[1]	Doosan Co. Ltd.	46,510	3,894
	SK REITs Co. Ltd.	1,252,849	3,894
	CJ Logistics Corp.	64,819	3,880
	Korea Gas Corp.	208,714	3,681
*	Jeisys Medical Inc.	413,154	3,679
[1]	SK Chemicals Co. Ltd.	77,717	3,631

		Shares	Market Value ($000)
[1]	HK inno N Corp.	116,264	3,628
	HAESUNG DS Co. Ltd.	87,196	3,619
*	Kumho Tire Co. Inc.	1,055,733	3,611
[1]	Poongsan Corp.	144,413	3,609
[1]	Wemade Co. Ltd.	132,006	3,603
*	Peptron Inc.	144,002	3,582
*,1	Eoflow Co. Ltd.	194,584	3,532
[1]	SSANGYONG C&E Co. Ltd.	863,092	3,507
[1]	AfreecaTV Co. Ltd.	56,409	3,504
[1]	Intellian Technologies Inc.	57,678	3,500
*,1	Doosan Fuel Cell Co. Ltd.	232,981	3,470
	CJ ENM Co. Ltd.	80,385	3,391
[1]	Seegene Inc.	213,655	3,371
[1]	Green Cross Corp.	41,787	3,359
[1]	Daewoong Pharmaceutical Co. Ltd.	40,163	3,354
[1]	Caregen Co. Ltd.	116,592	3,347
[1]	SFA Engineering Corp.	140,200	3,281
[1]	Hite Jinro Co. Ltd.	234,108	3,272
*,1	Sungeel Hitech Co. Ltd.	39,447	3,260
[1]	Chunbo Co. Ltd.	32,978	3,191
	JW Pharmaceutical Corp.	112,261	3,188
	Dongsuh Cos. Inc.	254,360	3,166
*,1	STCUBE	354,654	3,161
[1]	Innocean Worldwide Inc.	96,785	3,158
*,1	Shin Poong Pharmaceutical Co. Ltd.	273,693	3,130
	Hyosung Corp.	67,712	3,106
[1]	Foosung Co. Ltd.	409,714	3,102
*,1	Hana Tour Service Inc.	89,707	3,087
[1]	Yunsung F&C Co. Ltd.	24,552	3,084
	Ottogi Corp.	11,387	3,080
[1]	BH Co. Ltd.	199,511	3,075
*,1	Lake Materials Co. Ltd.	292,187	3,028
	Douzone Bizon Co. Ltd.	140,873	3,024
	Eugene Technology Co. Ltd.	105,937	3,016
[1]	DL Holdings Co. Ltd.	95,288	2,990
*,1	Creative & Innovative System	402,352	2,973
*,1	Duk San Neolux Co. Ltd.	93,600	2,971
[1]	SL Corp.	120,972	2,924
*	Sambu Engineering & Construction Co. Ltd.	1,226,698	2,853
	ESR Kendall Square REIT Co. Ltd.	1,007,813	2,822
*,1	Myoung Shin Industrial Co. Ltd.	208,429	2,776
[1]	HDC Hyundai Development Co-Engineering & Construction	366,125	2,771
	i-SENS Inc.	139,123	2,766
[1]	NEXTIN Inc.	59,653	2,762
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,757
[1]	Sebang Global Battery Co. Ltd.	62,788	2,752
	JR Global REIT	907,788	2,739
*,1	ABLBio Inc.	193,768	2,716
*,1	Taihan Electric Wire Co. Ltd.	299,118	2,686
*,1	Lotte Tour Development Co. Ltd.	258,269	2,671
*,1	SK oceanplant Co. Ltd.	195,747	2,662
[1]	TKG Huchems Co. Ltd.	169,309	2,649
[1]	Doosan Tesna Inc.	79,967	2,611
	Youngone Holdings Co. Ltd.	42,817	2,550
[1]	Dawonsys Co. Ltd.	206,806	2,544
*,1	Enchem Co. Ltd.	59,402	2,506
[1]	Com2uSCorp	74,763	2,475
*,1	GemVax & Kael Co. Ltd.	273,794	2,470

		Shares	Market Value ($000)
	Shinhan Alpha REIT Co. Ltd.	533,710	2,423
[1]	Innox Advanced Materials Co. Ltd.	102,772	2,422
	Daou Technology Inc.	187,082	2,414
[1]	Sungwoo Hitech Co. Ltd.	354,206	2,411
[1]	Tokai Carbon Korea Co. Ltd.	34,135	2,389
	SK Discovery Co. Ltd.	78,691	2,376
[1]	L&C Bio Co. Ltd.	95,248	2,374
	Green Cross Holdings Corp.	229,310	2,369
*,1	NKMax Co. Ltd.	240,315	2,353
	Han Kuk Carbon Co. Ltd.	252,105	2,341
[1]	Hanssem Co. Ltd.	55,645	2,322
	Samyang Holdings Corp.	44,789	2,317
[1]	DongKook Pharmaceutical Co. Ltd.	210,088	2,314
	LOTTE REIT Co. Ltd.	944,160	2,287
	Seoul Semiconductor Co. Ltd.	291,480	2,271
*,1	Naturecell Co. Ltd.	393,193	2,260
	KCC Glass Corp.	74,109	2,248
[1]	Ahnlab Inc.	47,034	2,235
*	Enplus Co. Ltd.	496,930	2,231
	Solus Advanced Materials Co. Ltd.	103,123	2,226
*,1	SFA Semicon Co. Ltd.	596,135	2,221
[1]	Korea Petrochemical Ind Co. Ltd.	21,999	2,220
*	Pharmicell Co. Ltd.	411,857	2,203
[1]	SD Biosensor Inc.	260,822	2,200
	IS Dongseo Co. Ltd.	103,633	2,199
	SK Gas Ltd.	19,649	2,181
[1]	MegaStudyEdu Co. Ltd.	58,007	2,178
*	NHN Corp.	128,990	2,173
	Daishin Securities Co. Ltd.	200,947	2,165
*	Dongkuk Steel Mill Co. Ltd.	261,947	2,152
*	Jeju Air Co. Ltd.	257,856	2,125
	Daesang Corp.	153,429	2,123
*,1	KMW Co. Ltd.	222,355	2,119
*,1	Shinsung E&G Co. Ltd.	1,285,227	2,116
*,1	CJ CGV Co. Ltd.	496,330	2,095
[1]	PI Advanced Materials Co. Ltd.	102,816	2,068
	DoubleUGames Co. Ltd.	69,164	2,050
	Korea Electric Terminal Co. Ltd.	54,279	2,048
[1]	Partron Co. Ltd.	349,986	2,044
*,1	Eubiologics Co. Ltd.	261,289	2,036
[1]	Youlchon Chemical Co. Ltd.	98,181	2,014
*	Asiana Airlines Inc.	260,204	1,968
*	Il Dong Pharmaceutical Co. Ltd.	126,493	1,967
*	Nexon Games Co. Ltd.	174,329	1,957
	Dong-A Socio Holdings Co. Ltd.	26,159	1,951
*,1	Ananti Inc.	356,731	1,944
	LX Holdings Corp.	347,614	1,933
[1]	Mcnex Co. Ltd.	98,169	1,907
	Hanjin Transportation Co. Ltd.	125,610	1,903
*,1	Studio Dragon Corp.	49,538	1,889
*	Hanwha General Insurance Co. Ltd.	582,013	1,885
[1]	Taekwang Industrial Co. Ltd.	4,459	1,881
[1]	NICE Information Service Co. Ltd.	254,952	1,867
	Daewoong Co. Ltd.	159,037	1,843
[1]	GC Cell Corp.	74,475	1,840
	Solid Inc.	380,681	1,831
	Orion Holdings Corp.	161,210	1,824
*,1	Grand Korea Leisure Co. Ltd.	148,062	1,783

		Shares	Market Value ($000)
[1]	SNT Motiv Co. Ltd.	55,100	1,779
[1]	Seojin System Co. Ltd.	151,543	1,757
	Lotte Rental Co. Ltd.	87,338	1,739
	Huons Co. Ltd.	53,584	1,734
*	Neowiz	90,712	1,710
*,1	Genexine Inc.	260,857	1,709
[1]	INTOPS Co. Ltd.	83,809	1,705
[1]	Humasis Co. Ltd.	945,724	1,704
*	DIO Corp.	89,992	1,684
*,1	NEPES Corp.	134,920	1,680
[1]	Harim Holdings Co. Ltd.	318,604	1,660
[1]	Hankook & Co. Co. Ltd.	201,680	1,654
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	80,354	1,643
[1]	TES Co. Ltd.	108,066	1,614
	Seah Besteel Holdings Corp.	88,195	1,604
	Dong-A ST Co. Ltd.	35,735	1,586
	LX Hausys Ltd.	46,419	1,573
	Hanwha Investment & Securities Co. Ltd.	884,332	1,565
[1]	GOLFZON Co. Ltd.	22,441	1,563
	Binggrae Co. Ltd.	37,780	1,562
[1]	Songwon Industrial Co. Ltd.	120,402	1,559
[1]	Boryung	207,195	1,553
	Nexen Tire Corp.	264,890	1,532
[1]	Hansae Co. Ltd.	103,851	1,515
	TK Corp.	113,213	1,507
*,1	Amicogen Inc.	150,882	1,496
	LF Corp.	139,267	1,472
*	Korea Line Corp.	1,113,049	1,468
[1]	RFHIC Corp.	129,772	1,458
	Samwha Capacitor Co. Ltd.	54,799	1,457
	InBody Co. Ltd.	79,017	1,455
*	GeneOne Life Science Inc.	549,945	1,443
[1]	Zinus Inc.	87,601	1,439
[1]	Lotte Confectionery Co. Ltd.	17,533	1,417
[1]	Young Poong Corp.	3,717	1,414
	HDC Holdings Co. Ltd.	302,226	1,412
	Sung Kwang Bend Co. Ltd.	129,374	1,407
[1]	Handsome Co. Ltd.	99,619	1,375
[1]	KH Vatec Co. Ltd.	127,475	1,373
*	CMG Pharmaceutical Co. Ltd.	793,520	1,365
	HL Holdings Corp.	52,319	1,364
[1]	ENF Technology Co. Ltd.	92,589	1,347
	Korea United Pharm Inc.	68,666	1,343
	NICE Holdings Co. Ltd.	139,018	1,339
*,1	Wysiwyg Studios Co. Ltd.	698,692	1,338
*	HLB Therapeutics Co. Ltd.	519,776	1,321
*,1	Modetour Network Inc.	109,425	1,305
*,1	Insun ENT Co. Ltd.	226,366	1,294
	Hyundai Home Shopping Network Corp.	41,524	1,286
	Bukwang Pharmaceutical Co. Ltd.	278,657	1,282
*,1	Danal Co. Ltd.	516,348	1,268
	Webzen Inc.	128,051	1,265
	Humedix Co. Ltd.	46,672	1,265
	Namyang Dairy Products Co. Ltd.	3,679	1,257
	Unid Co. Ltd.	27,440	1,247
	KISWIRE Ltd.	79,825	1,228
	Seobu T&D	210,787	1,228
*	CrystalGenomics Invites Co. Ltd.	553,633	1,228

		Shares	Market Value ($000)
*,1	Komipharm International Co. Ltd.	296,964	1,227
	Samchully Co. Ltd.	16,920	1,227
*	Hancom Inc.	122,353	1,219
	SK Securities Co. Ltd.	2,674,850	1,214
	Advanced Process Systems Corp.	95,643	1,212
	Vieworks Co. Ltd.	52,535	1,210
*	Samsung Pharmaceutical Co. Ltd.	600,630	1,193
	Eugene Investment & Securities Co. Ltd.	421,551	1,175
[1]	Nature Holdings Co. Ltd.	67,977	1,169
	KC Tech Co. Ltd.	72,604	1,168
*	Namsun Aluminum Co. Ltd.	723,447	1,167
[1]	Shinsegae International Inc.	83,670	1,160
*,1	iNtRON Biotechnology Inc.	201,678	1,149
[1]	Hanil Cement Co. Ltd.	128,948	1,148
	Able C&C Co. Ltd.	150,097	1,143
*	Hyosung Chemical Corp.	17,591	1,122
*,1	BNC Korea Co. Ltd.	397,044	1,120
	Yuanta Securities Korea Co. Ltd.	588,778	1,094
	iMarketKorea Inc.	166,520	1,092
*,1	Ace Technologies Corp.	419,131	1,092
*	AbClon Inc.	109,361	1,090
	Ilyang Pharmaceutical Co. Ltd.	103,650	1,076
	Tongyang Inc.	1,450,596	1,073
	Daol Investment & Securities Co. Ltd.	384,150	1,071
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,070
*,1	UniTest Inc.	120,023	1,060
*	Homecast Co. Ltd.	243,243	1,027
[1]	Sangsangin Co. Ltd.	288,645	1,024
*	Daea TI Co. Ltd.	445,632	1,017
*,1	Binex Co. Ltd.	169,163	1,016
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,010
	Dongwon F&B Co. Ltd.	43,782	1,008
	Korea Asset In Trust Co. Ltd.	429,889	1,002
[1]	Hyundai GF Holdings	389,014	990
[1]	NHN KCP Corp.	162,276	983
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	966
[1]	Dongwon Industries Co. Ltd.	41,589	958
*	HLB Global Co. Ltd.	318,524	950
	Hansol Paper Co. Ltd.	122,002	944
	Hansol Technics Co. Ltd.	205,189	939
*,1,3	Cellivery Therapeutics Inc.	189,478	938
	E1 Corp.	20,673	925
*	Hyundai Green Food	109,789	914
	Hankook Shell Oil Co. Ltd.	5,336	908
*,1	Helixmith Co. Ltd.	279,365	908
*,1	OliX Pharmaceuticals Inc.	75,981	903
	Namhae Chemical Corp.	164,723	901
	SPC Samlip Co. Ltd.	18,028	886
	Chongkundang Holdings Corp.	21,069	840
*,1	Cafe24 Corp.	99,161	838
	Hyundai Corp.	58,136	819
[1]	Soulbrain Holdings Co. Ltd.	37,780	814
	Samyang Corp.	24,474	812
	Toptec Co. Ltd.	146,200	811
*	Com2uS Holdings Corp.	41,091	811
	Tongyang Life Insurance Co. Ltd.	231,140	806
	KUMHOE&C Co. Ltd.	211,991	801
*	Medipost Co. Ltd.	145,962	794

		Shares	Market Value ($000)
[1]	ITM Semiconductor Co. Ltd.	48,634	784
	HS Industries Co. Ltd.	313,182	780
	Jeil Pharmaceutical Co. Ltd.	63,980	780
*	Dongkuk CM Co. Ltd.	139,242	776
	Daeduck Co. Ltd.	163,705	757
[1]	Gradiant Corp.	84,141	744
*	Hanwha Galleria Co. Ltd.	880,756	739
	Aekyung Industrial Co. Ltd.	46,914	735
*,1	MedPacto Inc.	98,351	712
	KISCO Corp.	148,646	704
[1]	Maeil Dairies Co. Ltd.	21,677	693
*	Aprogen Biologics	2,501,421	687
	TY Holdings Co. Ltd.	150,277	682
*	Inscobee Inc.	756,988	681
	Daehan Flour Mill Co. Ltd.	7,283	673
	KC Co. Ltd.	55,206	667
*,1	Wonik Holdings Co. Ltd.	282,074	667
	Woongjin Thinkbig Co. Ltd.	374,697	665
[1]	Huons Global Co. Ltd.	39,208	658
	Eusu Holdings Co. Ltd.	150,259	654
	Kolon Corp.	50,498	652
[1]	Cuckoo Homesys Co. Ltd.	41,570	641
	Sindoh Co. Ltd.	27,107	639
[1]	OptoElectronics Solutions Co. Ltd.	58,194	611
	Hansol Holdings Co. Ltd.	292,976	601
	BGF Co. Ltd.	229,646	587
	Cuckoo Holdings Co. Ltd.	44,020	585
[1]	Dongkuk Holdings Co. Ltd.	74,169	584
*	HJ Shipbuilding & Construction Co. Ltd.	211,327	569
	CJ Freshway Corp.	33,406	565
	LOTTE Himart Co. Ltd.	82,729	558
*	Dongsung Pharmaceutical Co. Ltd.	128,195	556
	LG HelloVision Co. Ltd.	193,176	541
*	Interflex Co. Ltd.	72,569	540
	Hyundai Bioland Co. Ltd.	71,668	522
*	Enzychem Lifesciences Corp.	466,542	520
	DB Financial Investment Co. Ltd.	166,143	482
	ICD Co. Ltd.	78,844	469
*	Giantstep Inc.	56,889	463
*,1	Telcon RF Pharmaceutical Inc.	786,783	460
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	395
	KT Skylife Co. Ltd.	85,239	377
	Kolmar Korea Holdings Co. Ltd.	24,810	249
*	Eutilex Co. Ltd.	112,644	247
	Hanil Holdings Co. Ltd.	27,213	224
			7,118,958
Spain (2.1%)
	Iberdrola SA (XMAD)	47,704,139	533,545
	Banco Santander SA	128,484,090	489,276
	Banco Bilbao Vizcaya Argentaria SA	47,965,846	388,184
	Industria de Diseno Textil SA	8,420,880	313,358
	Amadeus IT Group SA	3,611,349	218,135
	Repsol SA	10,301,925	169,457
	Telefonica SA	40,232,601	164,364
[2]	Cellnex Telecom SA	4,492,745	156,267
	Ferrovial SE	4,144,294	126,637
	CaixaBank SA	30,340,774	120,877
[2]	Aena SME SA	564,277	84,911

		Shares	Market Value ($000)
	ACS Actividades de Construccion y Servicios SA	1,765,738	63,478
	Redeia Corp. SA	3,462,015	54,462
	Endesa SA	2,538,196	51,656
	Banco de Sabadell SA	42,041,608	48,637
	Bankinter SA	5,490,669	34,932
	Enagas SA	1,983,763	32,850
*	Grifols SA	2,443,961	31,654
	Naturgy Energy Group SA	1,100,787	29,947
	Acciona SA	182,404	23,230
	Merlin Properties Socimi SA	2,666,446	22,435
	Fluidra SA	1,089,682	22,234
	Viscofan SA	309,877	18,918
	Mapfre SA	7,962,483	16,203
	Acerinox SA	1,571,629	15,187
	Inmobiliaria Colonial Socimi SA	2,555,249	14,490
	Indra Sistemas SA	996,137	14,394
	Vidrala SA	148,968	12,933
	Cia de Distribucion Integral Logista Holdings SA	503,520	12,867
	Corp. ACCIONA Energias Renovables SA	459,903	11,846
	Applus Services SA	1,051,087	10,966
	CIE Automotive SA	403,479	10,907
[2]	Unicaja Banco SA	9,979,248	10,702
	Ebro Foods SA	621,229	10,434
*	Solaria Energia y Medio Ambiente SA	653,051	10,084
	Laboratorios Farmaceuticos Rovi SA	169,903	9,196
	Sacyr SA	3,108,987	9,125
	Faes Farma SA	2,557,674	8,638
	Almirall SA	677,358	6,883
	Construcciones y Auxiliar de Ferrocarriles SA	208,420	6,504
[2]	Gestamp Automocion SA	1,253,477	5,226
*	Melia Hotels International SA	842,132	5,106
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,466,404	5,050
[1]	Fomento de Construcciones y Contratas SA	341,054	4,286
	Pharma Mar SA	104,785	3,553
*	Tecnicas Reunidas SA	354,901	3,459
[1]	Ence Energia y Celulosa SA	974,227	3,264
	Prosegur Cia de Seguridad SA	1,859,826	2,992
[2]	Global Dominion Access SA	825,572	2,925
	Lar Espana Real Estate Socimi SA	469,769	2,749
	Atresmedia Corp. de Medios de Comunicacion SA	704,979	2,724
*,2	Neinor Homes SA	208,181	2,069
[2]	Prosegur Cash SA	3,086,262	1,912
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,441
*,1	NH Hotel Group SA	198,590	833
			3,438,392
Sweden (2.7%)
	Atlas Copco AB Class A	20,157,270	270,726
	Volvo AB Class B	12,061,638	248,441
	Investor AB Shares B	12,946,002	247,845
	Assa Abloy AB Class B	7,797,378	169,426
	Sandvik AB	8,636,220	158,910
	Skandinaviska Enskilda Banken AB Class A	13,051,308	155,596
[2]	Evolution AB	1,473,494	148,689
	Swedbank AB Class A	8,078,182	148,488
	Hexagon AB Class B	16,958,100	144,326
	Atlas Copco AB Class B	12,245,334	143,210
	Telefonaktiebolaget LM Ericsson Class B	23,483,412	114,406
	Essity AB Class B	4,889,419	105,451

		Shares	Market Value ($000)
	Svenska Handelsbanken AB Class A	11,785,702	104,868
	Epiroc AB Class A	5,012,354	95,171
	Alfa Laval AB	2,482,621	85,049
	Nibe Industrier AB Class B	11,640,903	76,105
	H & M Hennes & Mauritz AB Class B	5,291,008	75,028
	Investor AB Shares A (XSTO)	3,794,756	71,847
	EQT AB	3,364,503	66,291
	Svenska Cellulosa AB SCA Class B	4,727,966	64,736
	Boliden AB	2,196,858	63,043
	SKF AB Class B	3,096,900	51,413
	Epiroc AB Class B	3,018,358	48,286
	Skanska AB Class B	2,863,598	47,022
	Trelleborg AB Class B	1,787,063	44,401
	Indutrade AB	2,252,223	41,596
	Telia Co. AB	19,726,470	40,690
	Saab AB Class B	738,525	37,588
	Volvo AB Class A	1,687,094	35,035
	Castellum AB	3,433,113	34,800
	Tele2 AB Class B	4,420,239	33,804
	Industrivarden AB Class A	1,270,126	33,492
	Lifco AB Class B	1,816,089	31,769
	Getinge AB Class B	1,791,444	31,480
	Beijer Ref AB	2,983,409	31,389
	Securitas AB Class B	3,893,326	30,785
*	Swedish Orphan Biovitrum AB	1,441,613	29,456
	AddTech AB Class B	1,781,012	28,424
	Sagax AB Class B	1,419,200	26,958
	SSAB AB Class B	4,688,171	25,719
	Holmen AB Class B	653,180	25,389
	AAK AB	1,399,993	25,190
	Industrivarden AB Class C	941,841	24,819
	Husqvarna AB Class B	3,251,571	24,813
	L E Lundbergforetagen AB Class B	594,949	24,807
*	Fastighets AB Balder Class B	5,009,140	22,455
[2]	Thule Group AB	833,440	21,800
	Fortnox AB	3,958,177	21,069
	Investment AB Latour Class B	1,142,316	20,077
	Axfood AB	867,609	19,869
*	Kinnevik AB Class B	1,923,573	19,103
	Elekta AB Class B	2,745,192	18,643
	Nordnet AB publ	1,371,925	18,042
	Electrolux AB Class B	1,720,971	17,735
	Hexpol AB	1,994,363	17,671
*	Volvo Car AB Class B	4,287,744	17,343
[1]	Avanza Bank Holding AB	1,002,644	17,291
[2]	Dometic Group AB	2,564,725	16,204
	Fabege AB	1,995,342	15,892
	Billerud Aktiebolag	1,687,159	15,617
	Loomis AB	571,386	15,378
	Lagercrantz Group AB Shares B	1,516,742	15,370
	Sweco AB Class B	1,608,766	15,004
	Wihlborgs Fastigheter AB	2,137,919	14,905
*	Sectra AB Shares B	1,208,744	14,272
	SSAB AB Class A	2,478,744	13,968
	Vitec Software Group AB Shares B	273,863	12,845
*	Embracer Group AB	6,328,168	12,622
[2]	Bravida Holding AB	1,643,636	12,097
	Mycronic AB	545,704	11,252

		Shares	Market Value ($000)
	Hemnet Group AB	622,196	10,979
[2]	Munters Group AB	852,622	10,936
*	Betsson AB Class B	920,042	10,111
	Hufvudstaden AB Class A	849,385	9,382
	Electrolux Professional AB Class B	1,812,957	9,348
	Catena AB	267,354	9,277
	AFRY AB	782,455	9,161
	Wallenstam AB Class B	2,679,010	8,942
	Bure Equity AB	440,469	8,758
*,2	Sinch AB	4,941,019	8,620
	HMS Networks AB	224,643	8,184
	Lindab International AB	557,035	8,132
	Granges AB	848,981	7,986
	Alleima AB	1,513,846	7,936
	Storskogen Group AB Class B	10,828,324	7,822
	Nyfosa AB	1,436,671	7,703
	Pandox AB	708,062	7,514
	Arjo AB Class B	1,823,247	7,046
	Vitrolife AB	525,572	7,041
	JM AB	514,481	6,958
*,1,2	BioArctic AB	266,229	6,879
	Medicover AB Class B	520,659	6,827
	NCC AB Class B	621,690	6,721
[1]	Hexatronic Group AB	1,593,870	6,461
	Peab AB Class B	1,561,268	6,405
	AddNode Group AB	985,474	5,996
	Bufab AB	237,701	5,977
	Mips AB	175,124	5,919
	Beijer Alma AB	345,676	5,916
	Atrium Ljungberg AB Class B	356,937	5,809
*	Modern Times Group MTG AB Shares B	849,761	5,736
	Nolato AB Class B	1,397,842	5,716
	Bilia AB Class A	584,676	5,678
*	OX2 AB	1,188,849	5,650
	Instalco AB	1,871,103	5,553
*	Stillfront Group AB	3,600,022	5,256
*	Sdiptech AB Class B	254,394	5,138
	AddLife AB Class B	867,126	5,117
	Ratos AB Class B	1,620,316	4,825
	INVISIO AB	263,607	4,760
*,1	Truecaller AB Class B	1,358,884	4,719
*	Camurus AB	164,071	4,659
	Cibus Nordic Real Estate AB	451,868	4,468
	Biotage AB	438,180	4,303
	Dios Fastigheter AB	695,917	3,966
	Troax Group AB	273,759	3,876
[1]	Svenska Handelsbanken AB Class B	361,049	3,806
*,2	Boozt AB	450,324	3,719
*,2	Scandic Hotels Group AB	1,078,729	3,659
[1]	Intrum AB	607,845	3,547
	NP3 Fastigheter AB	242,734	3,503
	Corem Property Group AB Class B	6,259,258	3,457
	SkiStar AB	327,008	3,339
	Systemair AB	514,691	3,233
[1]	Samhallsbyggnadsbolaget i Norden AB	8,634,564	3,144
	Clas Ohlson AB Class B	286,094	3,059
	Platzer Fastigheter Holding AB Class B	452,402	2,777
	MEKO AB	318,977	2,769

		Shares	Market Value ($000)
	Cloetta AB Class B	1,628,089	2,720
	Fagerhult Group AB	545,548	2,559
[2]	Resurs Holding AB	1,180,554	2,539
	Skandinaviska Enskilda Banken AB	183,338	2,176
	Investment AB Oresund	248,883	2,174
*,2	Attendo AB	832,069	2,161
	Sagax AB Class D	891,018	2,089
*	Norion Bank AB	644,209	2,077
*,1	Viaplay Group AB	599,778	1,918
	Telefonaktiebolaget LM Ericsson Class A	257,276	1,291
	Volati AB	158,191	1,252
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	619
	Svenska Cellulosa AB SCA Class A	31,965	438
	NCC AB Class A	27,527	300
			4,361,792
Switzerland (7.6%)
	Nestle SA (Registered)	21,431,298	2,425,938
	Novartis AG (Registered)	16,602,340	1,695,574
	Roche Holding AG	5,558,867	1,517,577
	UBS Group AG (Registered)	22,854,278	562,951
	Zurich Insurance Group AG	1,189,656	544,334
	Cie Financiere Richemont SA Class A (Registered)	4,113,359	500,938
	ABB Ltd. (Registered)	11,996,991	428,211
	Alcon Inc.	3,946,048	304,506
	Lonza Group AG (Registered)	594,979	275,206
	Sika AG (Registered)	1,075,176	272,408
	Holcim AG	3,967,555	253,959
	Swiss Re AG	2,315,902	237,844
	Givaudan SA (Registered)	63,737	207,517
	Partners Group Holding AG	176,793	198,467
	Swiss Life Holding AG (Registered)	265,929	165,455
	Geberit AG (Registered)	266,371	132,833
	Swisscom AG (Registered)	203,920	121,086
	Kuehne & Nagel International AG (Registered)	404,531	114,940
	Straumann Holding AG (Registered)	856,461	109,009
	Julius Baer Group Ltd.	1,641,369	105,061
	SGS SA (Registered)	1,162,848	97,593
	Sonova Holding AG (Registered)	406,315	96,165
	Chocoladefabriken Lindt & Spruengli AG (Registered)	817	89,458
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,921	88,022
	Logitech International SA (Registered)	1,262,404	86,851
[2]	VAT Group AG	206,072	73,535
	Roche Holding AG (Bearer)	231,851	68,115
	SIG Group AG	2,649,134	65,262
	Schindler Holding AG (XSWX)	326,320	65,003
	Swatch Group AG (Bearer)	237,589	60,852
	Swiss Prime Site AG (Registered)	608,928	55,747
	Adecco Group AG (Registered)	1,275,471	52,388
	Baloise Holding AG (Registered)	361,812	52,382
	Barry Callebaut AG (Registered)	28,541	45,387
	PSP Swiss Property AG (Registered)	362,009	42,711
	Helvetia Holding AG (Registered)	278,676	38,928
	EMS-Chemie Holding AG (Registered)	56,856	38,528
	Georg Fischer AG (Registered)	657,787	36,940
	Belimo Holding AG (Registered)	74,287	35,256
	Tecan Group AG (Registered)	102,198	34,351
	Temenos AG (Registered)	484,713	33,901
*	Dufry AG (Registered)	831,358	31,563

		Shares	Market Value ($000)
	Schindler Holding AG (Registered)	152,612	29,364
	Flughafen Zurich AG (Registered)	152,199	28,978
[2]	Galenica AG	388,960	28,735
	Clariant AG (Registered)	1,816,534	28,641
	Siegfried Holding AG (Registered)	32,754	27,976
	BKW AG	144,552	25,447
	Banque Cantonale Vaudoise (Registered)	225,892	23,638
	Bucher Industries AG (Registered)	51,594	19,682
	Accelleron Industries AG	756,037	19,597
	DKSH Holding AG	287,605	19,454
	Softwareone Holding AG	972,967	19,216
	Inficon Holding AG (Registered)	15,594	19,012
	Swatch Group AG (Registered)	381,927	18,653
	Allreal Holding AG (Registered)	117,057	18,647
	Bachem Holding AG	250,038	18,443
[1]	Stadler Rail AG	426,538	16,601
	Cembra Money Bank AG	235,602	15,976
	Emmi AG (Registered)	16,898	15,932
	Mobimo Holding AG (Registered)	57,334	15,357
	SFS Group AG	140,378	15,314
	Burckhardt Compression Holding AG	24,976	13,592
	Comet Holding AG (Registered)	60,030	13,347
	Sulzer AG (Registered)	138,060	13,167
	Vontobel Holding AG (Registered)	220,731	13,105
	Valiant Holding AG (Registered)	126,356	13,082
*	Aryzta AG	7,474,043	12,783
	Swissquote Group Holding SA (Registered)	69,840	12,725
	Landis & Gyr Group AG	171,056	12,346
	St Galler Kantonalbank AG (Registered)	22,556	12,302
	dormakaba Holding AG	24,405	11,976
	Interroll Holding AG (Registered)	4,317	11,790
*,1	Meyer Burger Technology AG	28,724,981	11,592
	Daetwyler Holding AG	58,412	11,183
	VZ Holding AG	106,656	11,108
	Kardex Holding AG (Registered)	46,771	10,197
	Huber & Suhner AG (Registered)	135,004	9,733
*	ams-OSRAM AG	1,966,477	9,201
	Forbo Holding AG (Registered)	7,372	8,980
	Komax Holding AG (Registered)	37,404	8,591
	LEM Holding SA (Registered)	3,735	8,341
	Ypsomed Holding AG (Registered)	27,193	7,986
	SKAN Group AG	85,953	7,293
	EFG International AG	617,896	6,994
*,2	Sensirion Holding AG	83,845	6,710
	Bystronic AG	10,229	6,347
	OC Oerlikon Corp. AG (Registered)	1,464,109	6,205
[2]	Medacta Group SA	48,818	6,163
	Intershop Holding AG	8,592	5,680
	ALSO Holding AG (Registered)	21,588	5,416
[2]	Medmix AG	196,470	4,981
	Schweiter Technologies AG	7,618	4,857
	PIERER Mobility AG	71,061	4,843
	u-blox Holding AG	54,275	4,601
	Bell Food Group AG (Registered)	15,453	4,591
	Bossard Holding AG (Registered) Class A	20,651	4,527
	Vetropack Holding AG (Registered)	101,952	4,504
	Zehnder Group AG	76,425	4,480
*	Basilea Pharmaceutica AG (Registered)	97,194	4,344

		Shares	Market Value ($000)
*,1	DocMorris AG	68,080	3,753
	Implenia AG (Registered)	114,401	3,752
*	Autoneum Holding AG	28,413	3,694
	Leonteq AG	80,579	3,357
*,2	Medartis Holding AG	36,258	3,329
	COSMO Pharmaceuticals NV	75,309	3,282
	Arbonia AG	341,195	3,127
	Hiag Immobilien Holding AG	35,136	3,028
*,1	Idorsia Ltd.	958,060	2,687
	Investis Holding SA	22,336	2,272
	Rieter Holding AG (Registered)	23,372	2,171
*,2	Montana Aerospace AG	175,699	2,158
*,2	PolyPeptide Group AG	114,780	2,087
	VP Bank AG Class A	18,301	1,755
	APG SGA SA	8,401	1,651
			12,259,181
United Kingdom (13.1%)
	Shell plc (XLON)	53,790,180	1,704,838
	AstraZeneca plc	11,855,501	1,599,123
	HSBC Holdings plc	158,377,824	1,239,368
	Unilever plc (XLON)	20,110,335	994,794
	BP plc	135,886,028	875,912
	Diageo plc	17,729,834	653,666
	GSK plc	32,275,112	583,979
	Glencore plc	98,850,218	562,904
	British American Tobacco plc	17,842,032	560,217
	Rio Tinto plc	8,737,870	548,673
	RELX plc	15,210,094	513,188
	Reckitt Benckiser Group plc	5,746,022	405,214
	London Stock Exchange Group plc	3,635,718	364,393
	National Grid plc	29,462,271	352,350
	Compass Group plc	13,977,728	340,240
	CRH plc (SGMX)	5,794,855	319,494
	BAE Systems plc	24,457,637	297,205
	Lloyds Banking Group plc	515,407,557	276,977
	Ferguson plc	1,645,621	270,820
	Anglo American plc	9,682,899	265,889
	Experian plc	7,354,144	240,536
	Barclays plc	124,326,913	239,631
	Prudential plc (XLON)	22,084,090	237,389
*	Flutter Entertainment plc (XDUB)	1,415,271	230,274
	Ashtead Group plc	3,500,856	212,301
	3i Group plc	7,638,528	192,267
	Tesco plc	56,671,085	182,282
*	Rolls-Royce Holdings plc	67,184,726	180,014
	Haleon plc	42,000,690	174,097
	SSE plc	8,748,703	171,443
	Standard Chartered plc	18,329,041	168,582
	Vodafone Group plc	175,327,094	164,352
	Rentokil Initial plc	20,226,058	150,171
	Imperial Brands plc	7,246,541	147,006
	Legal & General Group plc	47,596,508	128,431
	NatWest Group plc	44,114,208	126,191
	Aviva plc	21,904,897	103,679
	Informa plc	11,170,609	102,004
	InterContinental Hotels Group plc	1,345,723	99,522
	Sage Group plc	8,228,756	99,024
	Bunzl plc	2,706,612	96,393

		Shares	Market Value ($000)
	Smith & Nephew plc	7,008,673	86,982
	Next plc	973,976	86,384
	Segro plc	9,817,859	85,848
	Centrica plc	44,528,611	83,754
	WPP plc	8,355,009	74,437
	BT Group plc	50,553,846	71,790
	Halma plc	3,041,475	71,659
	Admiral Group plc	2,434,772	70,364
	Burberry Group plc	3,012,126	69,806
	Smurfit Kappa Group plc	2,091,348	69,252
	Associated British Foods plc	2,744,843	68,961
	Spirax-Sarco Engineering plc	589,205	68,202
	Croda International plc	1,120,307	66,918
	Whitbread plc	1,580,398	66,524
	Mondi plc (XLON)	3,882,362	64,765
	Intertek Group plc	1,293,735	64,698
	Severn Trent plc	2,197,685	63,367
	United Utilities Group plc	5,475,557	63,270
	Melrose Industries plc (XLON)	10,728,767	61,158
	Pearson plc	5,721,562	60,367
	Entain plc	5,089,909	57,729
	Smiths Group plc	2,828,785	55,693
[2]	Auto Trader Group plc	7,216,238	54,223
	B&M European Value Retail SA	7,477,924	53,339
	Antofagasta plc	2,772,328	48,127
	Weir Group plc	2,075,652	47,958
*	Wise plc Class A	5,666,883	47,258
*	Marks & Spencer Group plc	15,782,128	45,393
	Rightmove plc	6,552,314	44,715
	DCC plc	794,145	44,464
	St. James's Place plc	4,336,416	43,750
	Coca-Cola HBC AG	1,576,819	43,116
	J Sainsbury plc	13,896,744	42,795
	Land Securities Group plc	5,928,279	42,494
	Barratt Developments plc	7,856,918	42,126
	M&G plc	17,527,265	41,994
	Berkeley Group Holdings plc	839,049	41,902
	Kingfisher plc	15,248,725	41,394
	Dechra Pharmaceuticals plc	886,868	40,902
	Taylor Wimpey plc	28,182,616	40,193
	IMI plc	2,068,383	39,360
	Diploma plc	1,051,361	38,383
	Howden Joinery Group plc	4,238,388	37,923
	Intermediate Capital Group plc	2,240,010	37,600
	JD Sports Fashion plc	19,738,774	35,856
	DS Smith plc	10,266,696	35,807
	Beazley plc	5,320,314	35,775
*	Ocado Group plc	4,869,614	35,406
	Spectris plc	841,298	34,781
[2]	ConvaTec Group plc	13,087,878	34,684
	Phoenix Group Holdings plc	5,871,060	34,408
	Games Workshop Group plc	263,555	33,935
	RS Group plc	3,797,327	33,915
	Persimmon plc	2,555,222	33,464
	Schroders plc	6,734,275	33,276
	Hikma Pharmaceuticals plc	1,293,860	32,855
	Hiscox Ltd.	2,685,367	32,833
	Vistry Group plc	2,765,983	30,598

		Shares	Market Value ($000)
	UNITE Group plc	2,786,239	30,376
	Investec plc	5,001,475	29,213
	Abrdn plc	15,390,690	29,079
	British Land Co. plc	7,414,749	28,559
	Hargreaves Lansdown plc	3,033,944	28,534
	Johnson Matthey plc	1,439,947	28,507
	Endeavour Mining plc	1,465,886	28,297
	Inchcape plc	3,001,794	27,648
	Bellway plc	969,524	26,935
	Tate & Lyle plc	3,226,557	26,919
	Rotork plc	6,919,823	26,215
	ITV plc	30,019,404	25,788
	Tritax Big Box REIT plc	15,054,392	25,620
	Man Group plc	9,404,977	25,563
	Greggs plc	804,029	23,936
	IG Group Holdings plc	3,002,040	23,502
*	Direct Line Insurance Group plc	10,518,809	22,006
	Britvic plc	2,057,380	21,799
*	Indivior plc	994,006	21,500
	Derwent London plc	890,643	20,881
*,1	TUI AG	3,567,048	19,552
	Virgin Money UK plc	9,392,721	19,208
	Cranswick plc	428,004	18,493
	Softcat plc	1,004,493	17,834
	LondonMetric Property plc	8,434,093	17,587
	Balfour Beatty plc	4,484,487	17,514
	Grafton Group plc	1,583,356	17,469
	Travis Perkins plc	1,708,145	17,464
	Computacenter plc	558,544	17,199
*	International Distributions Services plc	5,406,857	17,173
*,2	Network International Holdings plc	3,595,750	17,107
	Hays plc	12,850,155	17,044
	Drax Group plc	3,140,285	16,801
	Grainger plc	5,851,364	16,624
	Harbour Energy plc	5,242,631	16,418
	WH Smith plc	1,001,373	16,350
*	International Consolidated Airlines Group SA	8,951,495	16,073
	Serco Group plc	8,778,975	15,922
	QinetiQ Group plc	4,103,421	15,892
*	Darktrace plc	3,236,965	15,837
	Pets at Home Group plc	3,868,257	15,721
*	SSP Group plc	6,290,727	15,525
	Big Yellow Group plc	1,356,992	15,463
*	easyJet plc	2,963,752	15,362
	Shaftesbury Capital plc	10,921,772	15,256
	Safestore Holdings plc	1,701,625	15,203
	Energean plc	1,090,404	15,141
*,2	Deliveroo plc	10,294,754	14,976
	Pennon Group plc	2,078,269	14,838
	TBC Bank Group plc	403,021	14,631
	4imprint Group plc	223,124	14,221
*	Carnival plc	1,163,457	14,088
	Lancashire Holdings Ltd.	1,945,738	13,981
	Dowlais Group plc	10,711,160	13,964
	Domino's Pizza Group plc	2,992,901	13,708
*	Playtech plc	2,461,829	13,565
	Genus plc	527,525	13,455
	Hill & Smith plc	641,795	13,430

		Shares	Market Value ($000)
[2]	Airtel Africa plc	8,777,890	13,419
	Mitie Group plc	10,697,713	13,347
	LXI REIT plc	12,070,844	13,311
	TP ICAP Group plc	6,359,042	13,166
	OSB Group plc	3,256,344	12,920
	Close Brothers Group plc	1,191,594	12,830
*	Oxford Nanopore Technologies plc	5,122,031	12,822
	Redrow plc	2,126,517	12,795
	Bank of Georgia Group plc	284,508	12,771
	Pagegroup plc	2,485,057	12,707
*,2	Trainline plc	3,669,365	12,507
	Moneysupermarket.com Group plc	4,122,071	12,189
	Assura plc	23,584,822	12,145
*,2	Watches of Switzerland Group plc	1,857,637	12,098
	Primary Health Properties plc	10,628,124	12,066
	Bodycote plc	1,505,351	11,961
	Victrex plc	695,105	11,877
	Renishaw plc	271,973	11,662
[2]	Quilter plc	11,090,384	11,553
	Dunelm Group plc	902,656	11,525
	Oxford Instruments plc	431,469	11,501
	Savills plc	1,084,259	11,422
	Coats Group plc	12,720,096	11,353
	Plus500 Ltd.	637,060	10,701
	Kainos Group plc	752,593	10,490
	Paragon Banking Group plc	1,743,554	10,417
	Future plc	962,357	10,394
*	John Wood Group plc	5,427,410	10,226
*	Babcock International Group plc	2,029,865	10,202
	Rathbones Group plc	479,835	10,161
[2]	JTC plc	1,136,192	10,047
	Firstgroup plc	5,460,232	10,039
	Telecom Plus plc	550,928	10,013
*	IWG plc	5,800,425	9,980
	Bytes Technology Group plc (XLON)	1,629,859	9,889
	Fresnillo plc	1,473,633	9,879
*	Frasers Group plc	995,838	9,764
	Sirius Real Estate Ltd.	9,198,835	9,643
[1]	Hammerson plc	31,122,845	9,526
	Centamin plc	9,310,908	9,461
	Supermarket Income REIT plc	10,106,892	9,351
	Vesuvius plc	1,693,875	8,948
*	Ascential plc	3,454,828	8,784
	Great Portland Estates plc	1,724,350	8,770
	Morgan Sindall Group plc	339,204	8,460
	Ashmore Group plc	3,658,803	8,352
	Spirent Communications plc	4,618,842	7,760
	Chemring Group plc	2,277,899	7,702
	AJ Bell plc	2,295,606	7,685
	Dr. Martens plc	4,450,560	7,624
	Premier Foods plc	5,211,922	7,621
	Genuit Group plc	1,886,478	7,551
	Redde Northgate plc	1,826,922	7,528
	Rhi Magnesita NV	221,776	7,486
*,2	Aston Martin Lagonda Global Holdings plc	2,133,798	7,410
	Diversified Energy Co. plc	7,518,876	7,385
	Just Group plc	8,216,341	7,203
*	Elementis plc	4,633,637	6,989

		Shares	Market Value ($000)
	Workspace Group plc	1,158,321	6,900
	Clarkson plc	201,912	6,725
	Morgan Advanced Materials plc	2,250,711	6,710
	IntegraFin Holdings plc	2,274,533	6,568
	Senior plc	3,311,367	6,561
*,1	THG plc	7,712,841	6,559
	Volution Group plc	1,483,277	6,532
[2]	Spire Healthcare Group plc	2,242,559	6,385
*	J D Wetherspoon plc	753,501	6,369
	Ninety One plc	2,736,575	5,685
	Hilton Food Group plc	650,409	5,670
	Marshalls plc	1,839,577	5,646
*	Mitchells & Butlers plc	2,044,868	5,616
*	Helios Towers plc	6,234,594	5,560
*	Auction Technology Group plc	698,054	5,542
[1]	C&C Group plc	3,195,961	5,406
	Keller Group plc	570,478	5,231
[2]	Ibstock plc	2,926,487	5,076
	IP Group plc	7,757,483	4,998
	Essentra plc	2,386,519	4,698
[2]	Bridgepoint Group plc (Registered)	2,005,233	4,688
	Mobico Group plc	4,331,747	4,670
	Currys plc	7,667,125	4,513
*	Moonpig Group plc	2,265,228	4,503
*	PureTech Health plc	2,010,863	4,437
	FDM Group Holdings plc	696,742	4,420
	XP Power Ltd.	149,037	4,258
	Crest Nicholson Holdings plc	1,985,143	4,190
	Halfords Group plc	1,720,006	4,158
[2]	Petershill Partners plc	2,238,885	4,111
	Jupiter Fund Management plc	3,432,655	4,003
	AG Barr plc	668,468	3,995
*,1	Tullow Oil plc	9,284,181	3,881
[2]	TI Fluid Systems plc	2,543,414	3,813
	Liontrust Asset Management plc	509,290	3,756
*	AO World plc	3,606,928	3,753
	UK Commercial Property REIT Ltd.	5,792,196	3,746
*	Greencore Group plc	3,974,791	3,673
*	S4 Capital plc	4,419,059	3,635
	Picton Property Income Ltd.	4,364,569	3,619
	Balanced Commercial Property Trust Ltd.	4,214,100	3,480
*	888 Holdings plc	2,828,363	3,433
	Wickes Group plc	2,026,284	3,379
*,2	Trustpilot Group plc	2,682,853	3,362
	NCC Group plc	2,305,211	3,318
*	Molten Ventures plc	1,180,678	3,275
	PZ Cussons plc	1,837,621	3,167
*	Alphawave IP Group plc	2,220,470	3,084
*,1	Petrofac Ltd.	3,333,741	3,083
	Vanquis Banking Group plc	1,983,997	3,046
[3]	Home REIT plc	5,987,549	2,780
*	Capita plc	13,159,091	2,726
*	Oxford Biomedica plc	690,622	2,563
*	Hochschild Mining plc	2,496,603	2,541
*,1	ASOS plc	544,853	2,538
	Capricorn Energy plc	1,170,138	2,474
*	SIG plc	5,300,543	2,323
	Ferrexpo plc	2,291,040	2,126

		Shares	Market Value ($000)
	Helical plc	818,523	2,104
	Ithaca Energy plc	902,115	2,027
	CLS Holdings plc	1,296,061	1,873
*	Rank Group plc	1,657,935	1,685
[2]	Bakkavor Group plc	1,175,406	1,369
[2]	CMC Markets plc	815,408	1,046
*,1	Synthomer plc	136,781	387
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			21,131,565
United States (0.0%)
*	Seadrill Ltd.	249,553	11,267
	Gen Digital Inc.	91	2
			11,269
Total Common Stocks (Cost $143,982,835)			158,582,494
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	6,604,569	266,075
	Volkswagen AG Preference Shares	1,614,936	185,555
	Henkel AG & Co. KGaA Preference Shares	1,324,526	94,319
[1]	Sartorius AG Preference Shares	197,503	66,893
	Bayerische Motoren Werke AG Preference Shares	458,345	42,663
	Hyundai Motor Co. Preference Shares (XKRX)	275,209	21,573
*	Grifols SA Preference Shares Class B (XMAD)	2,361,213	21,546
	FUCHS SE Preference Shares	550,379	21,335
*	Telecom Italia SpA Preference Shares	48,211,655	15,100
	LG Chem Ltd. Preference Shares	62,276	14,328
	Hyundai Motor Co. Preference Shares	182,503	14,188
	Sixt SE Preference Shares	134,546	8,265
	Danieli & C Officine Meccaniche SpA Preference Shares	288,771	6,025
	LG Electronics Inc. Preference Shares	156,375	5,229
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	35,216	4,933
	Kloeckner & Co. SE Preference Shares	576,033	4,154
	Samsung SDI Co. Ltd. Preference Shares	20,312	3,664
	LG H&H Co. Ltd. Preference Shares	24,174	3,122
	Draegerwerk AG & Co. KGaA Preference Shares	67,390	3,019
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	1,150,093	3,013
	Amorepacific Corp. (XKRX) Preference Shares	95,906	2,548
	Daishin Securities Co. Ltd. Preference Shares	196,338	1,969
	CJ CheilJedang Corp. Preference Shares	18,855	1,870
	Corem Property Group AB Preference Shares	69,669	1,136
	Hanwha Corp. Preference Shares	44,100	452
Total Preferred Stocks (Cost $843,154)			812,974
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	70,191	1,324
*	Hanwha Ocean Co. Ltd. Exp. 11/9/23	124,285	838
*,1	Synthomer plc Exp. 10/12/23	820,686	300
*	CosmoAM&T Co. Ltd. Exp. 11/7/23	8,431	166
*	Lunit Inc. Exp. 11/2/23	8,409	162
*,1	Cosmochemical Co. Ltd. Exp. 10/19/23	15,826	89
*	Medipost Co. Ltd. Exp. 11/1/23	78,341	85
*	Vaxcell-Bio Therapeutics Co. Ltd. Exp. 11/2/23	20,786	58
*,3	Star Entertainment Group Ltd. Exp. 10/18/23	7,052,885	—

		Shares	Market Value ($000)
*	Brembo SpA Exp. 10/3/23	1,038,632	—
Total Rights (Cost $9,139)			3,022
Warrants (0.0%)
*,1	Webuild SpA Exp. 8/2/30(Cost $0)	196,679	115
*	Opthea Ltd. Exp. 8/31/25	572,536	30
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	79,796	—
*,3	Constellation Software Inc. Exp. 3/31/40(Cost $0)	152,472	—
Total Warrants (Cost $0)			145
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.391% (Cost $3,148,834)	31,498,346	3,149,520
Total Investments (101.1%) (Cost $147,983,962)			162,548,155
Other Assets and Liabilities—Net (-1.1%)			(1,723,182)
Net Assets (100%)			160,824,973
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,514,899,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $2,478,491,000, representing 1.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,696,310,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2023	10,961	487,181	(6,860)
FTSE 100 Index	December 2023	2,718	254,388	2,766
S&P ASX 200 Index	December 2023	1,555	177,112	(3,702)
S&P TSX 60 Index	December 2023	1,096	189,836	(4,796)
Topix Index	December 2023	2,453	381,394	(4,262)
				(16,854)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/20/23	AUD	167,284	USD	107,657	206	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	12/20/23	AUD	24,453	USD	15,781	—	(14)
UBS AG	12/20/23	CAD	128,320	USD	94,971	—	(371)
JPMorgan Chase Bank, N.A.	12/20/23	CAD	128,320	USD	94,942	—	(342)
Toronto-Dominion Bank	12/20/23	CAD	23,178	USD	17,092	—	(5)
Morgan Stanley Capital Services Inc.	12/20/23	EUR	169,865	USD	182,847	—	(2,552)
State Street Bank & Trust Co.	12/20/23	EUR	169,865	USD	182,752	—	(2,457)
Bank of America, N.A.	12/20/23	EUR	145,598	USD	157,198	—	(2,660)
UBS AG	12/20/23	EUR	29,912	USD	32,303	—	(554)
HSBC Bank plc	12/20/23	EUR	9,500	USD	10,260	—	(176)
Toronto-Dominion Bank	12/20/23	GBP	173,778	USD	216,855	—	(4,703)
State Street Bank & Trust Co.	12/20/23	JPY	26,573,839	USD	184,587	—	(4,317)
UBS AG	12/20/23	JPY	26,573,839	USD	183,709	—	(3,438)
Toronto-Dominion Bank	12/20/23	JPY	4,968,220	USD	34,443	—	(740)
State Street Bank & Trust Co.	10/5/23	KRW	1,070,254	USD	793	—	—
Bank of America, N.A.	12/20/23	USD	24,558	AUD	38,096	—	(6)
Toronto-Dominion Bank	12/20/23	USD	22,957	AUD	35,506	63	—
State Street Bank & Trust Co.	12/20/23	USD	21,074	AUD	32,595	57	—
HSBC Bank plc	12/20/23	USD	7,435	AUD	11,539	—	(5)
State Street Bank & Trust Co.	12/20/23	USD	33,439	CAD	45,000	264	—
Toronto-Dominion Bank	12/20/23	USD	19,164	CAD	25,788	152	—
Toronto-Dominion Bank	12/20/23	USD	218,094	CHF	192,597	5,730	—
Royal Bank of Canada	12/20/23	USD	11,731	DKK	81,202	165	—
State Street Bank & Trust Co.	12/20/23	USD	10,869	DKK	76,293	2	—
State Street Bank & Trust Co.	12/20/23	USD	82,435	EUR	77,060	643	—
HSBC Bank plc	12/20/23	USD	77,930	EUR	72,623	847	—
Toronto-Dominion Bank	12/20/23	USD	19,173	EUR	17,920	153	—
Standard Chartered Bank	12/20/23	USD	12,882	EUR	12,031	112	—
Toronto-Dominion Bank	12/20/23	USD	25,752	GBP	20,866	278	—
UBS AG	12/20/23	USD	3,655	HKD	28,545	4	—
Toronto-Dominion Bank	12/20/23	USD	70,561	JPY	10,308,523	631	—
UBS AG	12/20/23	USD	50,482	JPY	7,447,650	—	(41)
State Street Bank & Trust Co.	12/20/23	USD	50,476	JPY	7,447,650	—	(47)
BNP Paribas	12/20/23	USD	50,209	JPY	7,410,597	—	(62)
JPMorgan Chase Bank, N.A.	12/20/23	USD	49,712	JPY	7,336,491	—	(57)
UBS AG	12/20/23	USD	40,857	JPY	6,000,000	154	—
State Street Bank & Trust Co.	12/20/23	USD	15,878	JPY	2,311,361	199	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	6,467	KRW	8,545,239	103	—
State Street Bank & Trust Co.	10/5/23	USD	763	KRW	1,029,479	—	—
State Street Bank & Trust Co.	12/20/23	USD	14,749	NOK	157,024	35	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	12/20/23	USD	21,094	SEK	233,284	—	(349)
JPMorgan Chase Bank, N.A.	12/20/23	USD	6,071	SGD	8,251	13	—
						9,811	(22,896)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At September 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,019,000 and cash of $640,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,270,766	143,248,878	62,850	158,582,494
Preferred Stocks	—	812,974	—	812,974
Rights	—	1,698	1,324	3,022
Warrants	—	145	—	145
Temporary Cash Investments	3,149,520	—	—	3,149,520
Total	18,420,286	144,063,695	64,174	162,548,155
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,766	—	—	2,766
Forward Currency Contracts	—	9,811	—	9,811
Total	2,766	9,811	—	12,577
Liabilities
Futures Contracts[1]	19,620	—	—	19,620
Forward Currency Contracts	—	22,896	—	22,896
Total	19,620	22,896	—	42,516
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.